                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Jonathan P. Lillemoen  800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: September 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[FIRST AMERICAN FUNDS(TM) LOGO]

2003
ANNUAL REPORT

TAX FREE INCOME FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON
JANUARY 29, 1789

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS

Message to Shareholders                    1
Report of Independent Auditors            31
Schedule of Investments                   32
Statements of Assets and Liabilities      88
Statements of Operations                  90
Statements of Changes in Net Assets       92
Financial Highlights                      96
Notes to Financial Statements            104
Notice to Shareholders                   113


                                        INCOME FROM TAX-EXEMPT FUNDS MAY BE
                                        SUBJECT TO STATE AND LOCAL TAXES AND A
                                        PORTION OF INCOME MAY BE SUBJECT TO THE
                                        STATE AND/OR FEDERAL ALTERNATIVE MINIMUM
                                        TAX FOR CERTAIN INVESTORS. FEDERAL
                                        INCOME TAX RULES WILL APPLY TO ANY
                                        CAPITAL GAINS DISTRIBUTIONS.

                                        MUTUAL FUND INVESTING INVOLVES RISK;
                                        PRINCIPAL LOSS IS POSSIBLE.

                                        NOT FDIC INSURED NO BANK GUARANTEE MAY
                                        LOSE VALUE

MESSAGE TO SHAREHOLDERS November 14, 2003

DEAR SHAREHOLDERS:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2003.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,


/s/ Virginia L. Stringer                 /s/ Thomas S. Schreier, Jr.

VIRGINIA L. STRINGER                     THOMAS S. SCHREIER, JR.
CHAIRPERSON OF THE BOARD                 PRESIDENT
FIRST AMERICAN INVESTMENT FUNDS, INC.    FIRST AMERICAN INVESTMENT FUNDS, INC.

ARIZONA TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND ARIZONA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American Arizona Tax Free Fund Class Y shares returned 3.86% for the fiscal year (Class A shares returned 3.61% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal Bond Index*, returned 3.89%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on the Bond Buyer 20 Index fell from a high of 5.12% in October 2002 to a low of 4.21% in mid-June before rising back to 5.18% in August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

Although national municipal new issuance was up 13% through September 30 vs. 2002, Arizona supply was down 6.4%. This kept prices high, but hindered the search for attractive purchase opportunities.

We typically maintained a slightly longer duration than the stated benchmark primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

The Fed continued its efforts to stimulate the economy by keeping short-term borrowing costs low. This had a negative effect on cash and short-term investments as yields fell below 1.00%. As such, the Fund's decision to reduce its allocation to cash and short-term securities in favor of longer maturing, higher income-producing assets helped the Fund's performance.

The significant reduction of our exposure to uninsured multifamily housing bonds in the Arizona market was beneficial to the Fund. This sector suffered as traditional renters were able to buy homes due to low interest rates, the economic downturn, and increased competition. However, our remaining exposure to multifamily housing bonds negatively impacted the performance. The Fund's overweighting in the health/hospital and general obligation sectors, as well as its commitment to high-yielding BBB and nonrated securities, was a positive contributing factor to Fund performance.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                             SINCE INCEPTION(4)
                                                             ------------------
                                                1 YEAR            2/1/2000
Class A NAV                                      3.61%               8.46%
Class A POP                                     -0.82%               7.19%
Class C NAV                                      3.10%               8.02%
Class C POP                                      1.05%               7.73%
Class Y                                          3.86%               8.72%
Lehman Municipal Bond Index(3)                   3.89%               8.22%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

CALIFORNIA INTERMEDIATE TAX FREE FUND

Investment Objective: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND CALIFORNIA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

First American California Intermediate Tax Free Fund Class Y shares returned 2.83% for the fiscal year (Class A shares returned 2.58% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman 7-Year Municipal Bond Index*, returned 4.71%.

Although municipal yields for maturities five years and longer finished within 0.30% of where they were a year ago, the market experienced bouts of volatility in the fiscal year ended September 30, 2003. Yields on seven-year AAA-rated bonds went from a high in October 2002 of 3.56% to a low of 2.38% in mid-June before going back up to 3.50% in early August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years.

California was the poster child for state woes as political gridlock, budget deficits, and a gubernatorial recall election rocked the state. Financial uncertainty clouds the horizon as a new governor takes office to grapple with an ever-ballooning budget deficit.

All three major credit rating agencies dropped the state of California's ratings during the fiscal year. Moody's dropped the rating to A3 from A1 with a negative outlook, Standard & Poor's dropped the rating to BBB from A, and Fitch dropped the state to A from AA. California now has the lowest credit rating of any state.

Declining credit quality at the state level and heavy bond issuance (up 60% in 2003 vs. 13% nationwide) combined to dramatically increase the yield required on California bonds relative to the rest of the country. This, in turn, caused California bonds (and funds) to underperform their national counterparts. This is a major cause of the underperformance relative to the benchmark index.

Due to the Fed keeping short-term interest rates low, California municipal yields for bonds with maturities of five years and shorter were close to unchanged from the beginning to the end of the Fund's fiscal year, while yields on longer bonds rose modestly. The Fund maintains relatively equal holdings across a range of maturities. This helps insulate it from volatility due to changes in yields across the maturity spectrum. The segment of the Fund situated in 12- to 15-year maturities had the highest absolute performance, while the 10-year segment of the Fund underperformed.

We typically maintained a duration slightly longer than our benchmark (around 110%) primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

Many of the higher-yielding sectors and holdings performed well during the year. The Fund's hospital and healthcare holdings were among the best performing sectors. General obligation and lease bonds were two sectors that underperformed relative to other sectors in the Fund.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                  SINCE INCEPTION(3)
                                                                                  ------------------
                                                        1 YEAR       5 YEARS           8/8/1997
Class A NAV                                               2.58%         4.83%              5.37%
Class A POP                                               0.26%         4.36%              4.98%
Class Y                                                   2.83%         4.95%              5.45%
Lehman 7-Year Municipal Bond Index(2)                     4.71%         5.84%              6.27%

[CHART]

VALUE OF A $10,000 INVESTMENT(1) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

CALIFORNIA TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND CALIFORNIA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American California Tax Free Fund Class Y shares returned 3.11% for the fiscal year (Class A shares returned 2.85% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal Bond Index*, returned 3.89%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on the Bond Buyer 20 Index fell from a high of 5.12% in October 2002 to a low of 4.21% in mid-June before rising back to 5.18% in August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

California was the poster child for state woes as political gridlock, budget deficits, and a gubernatorial recall election rocked the state. Financial uncertainty clouds the horizon as a new governor takes office to grapple with an ever-ballooning budget deficit.

All three major credit rating agencies dropped the state of California's ratings during the fiscal year. Moody's dropped the rating to A3 from A1 with a negative outlook, Standard & Poor's dropped the rating to BBB from A, and Fitch dropped the state to A from AA. California now has the lowest credit rating of any state.

California municipal bond issuance has led the nation to record issuance year-to-date. Through the fiscal year ended September 30, 2003, issuance was up 60% over same period 2002. Year-to-date, California municipalities had issued nearly $49 billion in debt, the second highest issuing state is New York with $29 billion.

The budgetary concerns, the rating downgrades, and high issuance have caused the relative value of California municipal bonds compared to other states' municipal bonds to deteriorate. This, in turn, caused California bonds (and funds) to underperform their national counterparts. This is the primary cause of the Fund's underperformance relative to the the benchmark index.

The Fed continued its efforts to stimulate the economy by keeping short-term borrowing costs low. This had a negative effect on cash and short-term investments as yields fell below 1.00%. As such, the Fund's decision to reduce its allocation to cash and short-term securities in favor of longer maturing, higher income-producing assets helped the Fund's performance.

For most of the year the duration of the Fund was held at approximately 115% of its benchmark. Over the last quarter of the fiscal year the duration was lowered to approximately 107% of its benchmark. We typically maintain a slightly longer duration than the benchmark primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

We continued to emphasize insured, premium coupon bonds in the 15- to 20-year maturity range for most of the year. However, as the bond market became more volatile, these longer duration bonds were sold and replaced with bonds in the five-year range. The Fund maintains relatively equal holdings across a range of maturities. This helps insulate it from volatility due to changes in yields across the maturity spectrum.

The Fund has a high representation of general obligation debt (not solely supported by the general fund of the state) and revenue bonds and is fairly diversified across revenue sectors.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                SINCE INCEPTION(4)
                                                                                ------------------
                                                                        1 YEAR       2/1/2000
Class A NAV                                                              2.85%          8.70%
Class A POP                                                             -1.55%          7.43%
Class C NAV                                                              2.45%          8.31%
Class C POP                                                              0.43%          8.01%
Class Y                                                                  3.11%          8.95%
Lehman Municipal Bond Index(3)                                           3.89%          8.22%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

COLORADO INTERMEDIATE TAX FREE FUND

Investment Objective: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND COLORADO STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

First American Colorado Intermediate Tax Free Fund Class Y shares returned 3.71% for the fiscal year (Class A shares returned 3.64% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman 7-Year Municipal Bond Index*, returned 4.71%.

Although municipal yields for maturities five years and longer finished within 0.30% of where they were a year ago, the market experienced bouts of volatility in the fiscal year ended September 30, 2003. Yields on seven-year AAA-rated bonds went from a high in October 2002 of 3.56% to a low of 2.38% in mid-June before going back up to 3.50% in early August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years.

Although national municipal new issuance was up 13% at fiscal year end vs. 2002, Colorado supply was down by nearly the same percentage. State revenue shortfalls and tax cuts contributed to budgetary stress, necessitating spending cuts and a reduction in reserve levels. Spikes in new issue supply created occasional buying opportunities.

Due to the Fed's continued efforts to stimulate the economy by keeping short-term interest rates low, year-over-year municipal yields fell for bonds with maturities of five years and shorter, but rose slightly for bonds with maturities of seven years and longer. The Fund maintains relatively equal holdings across a range of maturities. This helps insulate it from volatility due to changes in yields across the maturity spectrum. The five- to 12-year maturity segment and 20-year segments of the Fund had the highest absolute performance. The one- to three-year maturity holdings underperformed the rest of the maturity segments held in the Fund.

We typically maintained a slightly longer duration (105% to 110%) than our benchmark primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

Many of the higher-yielding sectors and holdings performed well during the year. The Fund's hospital and healthcare holdings were among the best performing sectors. Newly prerefunded bonds also performed well. General obligation bonds were middle of the pack, while lease bonds were slight underperformers relative to other sectors in the Fund.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                       SINCE INCEPTION(3)
                                                                                       ------------------
                                                                1 YEAR       5 YEARS        4/4/1994
Class A NAV                                                       3.64%         4.83%           5.83%
Class A POP                                                       1.28%         4.36%           5.57%
Class Y                                                           3.71%         4.87%           5.83%
Lehman 7-Year Municipal Bond Index(2)                             4.71%         5.84%           6.46%

[CHART]

VALUE OF A $10,000 INVESTMENT(1) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

COLORADO TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND COLORADO STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American Colorado Tax Free Fund Class Y shares returned 3.78% for the fiscal year (Class A shares returned 3.53% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal Bond Index*, returned 3.89%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on the Bond Buyer 20 Index fell from a high of 5.12% in October 2002 to a low of 4.21% in mid-June before rising back to 5.18% in August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

Although national municipal new issuance was up 13% at fiscal year end vs. 2002, Colorado supply was down by nearly the same percentage. State revenue shortfalls and tax cuts contributed to budgetary stress, necessitating spending cuts and a reduction in reserve levels. Spikes in new issue supply created occasional buying opportunities.

We typically maintain a slightly longer duration than the stated benchmark primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

The Fed continued its efforts to stimulate the economy by keeping short-term borrowing costs low. This had a negative effect on cash and short-term investments as yields fell below 1.00%. As such, the Fund's decision to reduce its allocation to cash and short-term securities in favor of longer maturing, higher income-producing assets helped the Fund's performance.

Many of the higher-yielding sectors and holdings performed well during the year. The Fund's overweight in the health/hospital and general obligation sectors had a positive effect on the performance as well as its commitment to BBB-rated securities. However, the Fund's overweight in the underperforming certificates of participation sector had a negative impact on performance.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                SINCE INCEPTION(4)
                                                                                ------------------
                                                                       1 YEAR         2/1/2000
Class A NAV                                                              3.53%            8.95%
Class A POP                                                             -0.89%            7.67%
Class C NAV                                                              3.23%            8.55%
Class C POP                                                              1.19%            8.26%
Class Y                                                                  3.78%            9.25%
Lehman Municipal Bond Index(3)                                           3.89%            8.22%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

INTERMEDIATE TAX FREE FUND

Investment Objective: CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

First American Intermediate Tax Free Fund Class Y shares returned 3.90% for the fiscal year (Class A shares returned 3.74% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal 7-Year Bond Index*, returned 4.71%.

Although municipal yields for maturities five years and longer finished within 0.30% of where they were a year ago, the market experienced bouts of volatility in the fiscal year ended September 30, 2003. Yields on seven-year AAA-rated bonds went from a high in October 2002 of 3.56% to a low of 2.38% in mid-June before going back up to 3.50% in early August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years.

Due to the Fed's continued efforts to stimulate the economy by keeping short-term borrowing costs low, year-over-year municipal yields fell for bonds with maturities five years and shorter, but rose slightly for bonds with maturities of seven years and longer. The Fund maintains relatively equal holdings across a range of maturities. This helps insulate it from volatility due to changes in yields across the maturity spectrum.

The largest segment of the Fund invested in five- to seven-year maturities had the highest absolute performance. The 10-year maturity segment, which is the next largest, underperformed the seven-year segment despite its higher yield and duration. Fifteen-year bonds outperformed 10-year bonds but underperformed the seven-year bonds.

We typically maintained a duration slightly longer than the Lehman benchmark (105% to 110%) this past year primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

The Fund does use BBB and nonrated securities, including hospital, healthcare, and continuing care retirement community bonds. These were among the best performing sectors and positively impacted the Fund's performance. Prerefunded and escrowed bonds had lower total returns, due mainly to their short maturity and yield.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                           SINCE INCEPTION(3)
                                                                           ------------------
                                               1 YEAR   5 YEARS   10 YEARS     2/4/1994
Class A NAV                                    3.74%     4.95%      5.07%           --
Class A POP                                    1.41%     4.48%      4.83%           --
Class Y                                        3.90%     5.02%        --          5.09%
Lehman 7-Year Municipal Bond Index(2)          4.71%     5.84%      5.88%         6.13%

[CHART]

VALUE OF A $10,000 INVESTMENT(1) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A. Total returns assume reinvestment of all distributions at NAV.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

MINNESOTA INTERMEDIATE TAX FREE FUND

Investment Objective: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND MINNESOTA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

First American Minnesota Intermediate Tax Free Fund Class Y shares returned 3.82% for the fiscal year (Class A shares returned 3.55% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman 7-Year Municipal Bond Index*, returned 4.71%.

Although municipal yields for maturities five years and longer finished within 0.30% of where they were a year ago, the market experienced bouts of volatility in the fiscal year ended September 30, 2003. Yields on seven-year AAA-rated bonds went from a high in October 2002 of 3.56% to a low of 2.38% in mid-June before going back up to 3.50% in early August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years.

Although national municipal new issuance was up 13% at fiscal year end vs. 2002, Minnesota supply was down by nearly the same percentage. This kept prices high but hindered the search for attractive purchase opportunities. The state lost one of its three AAA credit ratings in June, reflecting Moody's concern over use of one-time revenue and accounting transfers. However, we remain comfortable with Minnesota's long-term credit quality.

Due to the Fed's continued efforts to stimulate the economy by keeping short-term interest rates low, year-over-year municipal yields fell for bonds with maturities of five years and shorter, but rose slightly for bonds with maturities of seven years and longer. The Fund maintains relatively equal holdings across a range of maturities. This helps insulate it from volatility due to changes in yields across the maturity spectrum.

The segment of the Fund with maturities 12 years and longer had the highest absolute performance, helped by lack of long bond issuance in Minnesota. The 10-year maturity segment of the Fund underperformed the five-to seven-year segment despite its higher yield and duration.

We typically maintained a duration slightly longer than our benchmark (105% to 110%) primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

Many of the Fund's higher-yielding sectors and holdings performed well during the year. The Fund's healthcare and electric utility holdings were among the best performing sectors. Prerefunded and escrowed bonds had lower total returns, due mainly to their short maturity and yield.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                SINCE INCEPTION(3)
                                                                ------------------
                                             1 YEAR   5 YEARS       2/25/1994
Class A NAV                                    3.55%     4.78%          5.08%
Class A POP                                    1.24%     4.30%          4.83%
Class Y                                        3.82%     4.84%          5.08%
Lehman 7-Year Municipal Bond Index(2)          4.71%     5.84%          6.13%

[CHART]

VALUE OF A $10,000 INVESTMENT(1) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the Minnesota state and federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

MINNESOTA TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND MINNESOTA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American Minnesota Tax Free Fund Class Y shares returned 4.16% for the fiscal year (Class A shares returned 3.90% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal Bond Index*, returned 3.89%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on the Bond Buyer 20 Index fell from a high of 5.12% in October 2002 to a low of 4.21% in mid-June before rising back to 5.18% in August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

The Fed continued its efforts to stimulate the economy by keeping short-term borrowing costs low. This had a negative effect on cash and short-term investments as yields fell below 1.00%. As such, the Fund's decision to reduce its allocation to cash and short-term securities in favor of longer maturing, higher income-producing assets helped the Fund's performance.

Minnesota is among the many states experiencing budget difficulties and the threat of negative credit rating actions. In fact, Moody's downgraded the state's general obligation debt from Aaa to Aa1 in June. This relatively minor downgrade has had minimal, if any, impact on the state's cost of borrowing or on the performance of the Fund.

Modest adjustments to duration and portfolio structure helped the Fund's performance. Duration was reduced during July as interest rates were rising, re-extended modestly in August when it appeared that rates had peaked, and reduced again at the end of September after rates fell. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

Other factors that positively impacted performance, relative to the benchmark, included an overweight position in the hospital, general obligation, and housing sectors, an overweight position in 15-year maturities and longer, and positions in nonrated securities.

Factors that negatively impacted performance, relative to the benchmark, included an overweight position in electric utilities and an underweight position in five to 10-year maturities.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                     SINCE INCEPTION(4)
                                                                     ------------------
                                      1 YEAR   5 YEARS   10 YEARS   8/1/1997   2/1/1999
Class A NAV                             3.90%     4.77%      5.46%        --         --
Class A POP                            -0.55%     3.86%      5.00%        --         --
Class C NAV                             3.41%       --         --         --       4.34%
Class C POP                             1.44%       --         --         --       4.13%
Class Y                                 4.16%     5.03%        --       5.62%        --
Lehman Municipal Bond Index(3)          3.89%     5.67%      6.03%      6.29%      5.88%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the Minnesota state and federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

    On July 31, 1998, the Minnesota Tax Free Fund became the successor by merger to the Piper Minnesota Tax-Exempt Fund, a series of Piper Funds Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to July 31, 1998, represents that of the Piper Minnesota Tax-Exempt Fund.

(2) Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

MISSOURI TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND MISSOURI STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American Missouri Tax Free Fund Class Y shares returned 3.71% for the fiscal year (Class A shares returned 3.45% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal Bond Index*, returned 3.89%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on the Bond Buyer 20 Index fell from a high of 5.12% in October 2002 to a low of 4.21% in mid-June before rising back to 5.18% in August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

Missouri is facing a $1 billion deficit for fiscal year 2004, but plans to address the deficit through a combination of budget cuts and tax increases. The trading value of Missouri bonds has generally remained strong relative to the rest of the country. The state has solid reserves and a history of strong financial management.

Due to the Fed's continued efforts to stimulate the economy by keeping short-term interest rates low, year-over-year municipal yields fell for bonds with maturities of five years and shorter, but rose slightly for bonds with maturities of seven years and longer. As a result, the 12- to 15-year maturity segment of the Fund had the highest absolute performance and outperformed national bonds. The 10- to 12-year segment of the Fund had a higher weighting than the five to seven-year segment, which detracted from overall performance.

We typically maintained a duration slightly longer than our benchmark (around 105%) the past year primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                    SINCE INCEPTION(4)
                                                                    ------------------
                                      1 YEAR   5 YEARS   10 YEARS       9/24/2001
Class A NAV                             3.45%     4.83%      5.10%             --
Class A POP                            -0.92%     3.92%      4.64%             --
Class C NAV                             3.05%       --         --            5.33%
Class C POP                             1.00%       --         --            4.82%
Class Y                                 3.71%     5.14%      5.37%             --
Lehman Municipal Bond Index(3)          3.89%     5.67%      6.03%           6.38%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

    On September 24, 2001, the Missouri Tax Free Fund became the successor by merger to the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Missouri Tax-Exempt Bond Fund. The Firstar Missouri Tax-Exempt Bond Fund was organized on December 11, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc. The Mercantile fund was organized on October 2, 1995, and, prior to that, was a separate series of the ARCH Tax-Exempt Trust, which sold shares of the portfolio that were similar to the current Class Y shares of the fund, which have no distribution or shareholder servicing fees. Performance prior to October 2, 1995, reflects performance without such fees.

(2) Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

NEBRASKA TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND NEBRASKA STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American Nebraska Tax Free Fund Class Y shares returned 3.82% for the fiscal year (Class A shares returned 3.57% at net asset value for the same period). By comparison, the Fund's benchmark index, the Lehman Municipal Bond Index*, returned 3.89%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on the Bond Buyer 20 Index fell from a high of 5.12% in October 2002 to a low of 4.21% in mid-June before rising back to 5.18% in August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

Nebraska has been less impacted by the national recession than most states because the state's economy is very dependent on agriculture, which provides some economic stability during national slowdowns. The state has a history of conservative financial management and has shown a willingness to respond quickly to revenue shortfalls. While this helped municipal bonds issued within the state to perform better than many other states facing economic difficulties, it had minimal direct impact on the Fund's performance against its benchmark.

We typically maintain a slightly longer duration than the stated benchmark primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

The Fed continued its efforts to stimulate the economy by keeping short-term borrowing costs low. This had a negative effect on cash and short-term investments as yields fell below 1.00%. As such, the Fund's decision to reduce its allocation to cash and short-term securities in favor of longer maturing, higher income-producing assets helped the Fund's performance.

Relative to the benchmark, the Fund's overweight in electric, health/hospital, and general obligation sectors, as well as its 11% commitment to nonrated securities, had a positive effect on performance. The Fund's exposure of approximately 35% of its assets to bonds with 10- to 13-year maturities had a negative impact on the Fund, since securities with these maturities underperformed the five-year, 15-year, and longer maturities.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                               SINCE INCEPTION(4)
                                               ------------------
                                      1 YEAR       2/28/2001
Class A NAV                             3.57%          6.62%
Class A POP                            -0.79%          4.87%
Class C NAV                             3.10%          5.97%
Class C POP                             1.07%          5.57%
Class Y                                 3.82%          6.84%
Lehman Municipal Bond Index(3)          3.89%          6.66%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

OHIO TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND OHIO STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American Ohio Tax Free Fund Class Y shares returned 3.65% for the fiscal year (Class A shares returned 3.22% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal Bond Index*, returned 3.89%.

Many states raised taxes and fees for the second consecutive year to close budget deficits after cutting tax rates for seven years. Ohio had the largest increase of sales and use taxes, generating $1.4 billion by raising the sales tax rate to 6% from 5% for two years. In addition, many states have had their credit ratings reduced as the weak economy takes its toll on revenue streams. Ohio has escaped a rating reduction; however, Moody's does have a negative outlook for the state, which means a downgrade is possible. State borrowing is increasing, especially for education, as budgetary pressures continue. Ohio municipal bond issuance is up 18.1% through the fiscal year ended September 30, 2003. Despite the weak economic picture, the threat of downgrade, and the increased supply, the relative value of Ohio municipals to other state municipals has not changed significantly.

For most of the fiscal year, the duration of the Fund was held between 117% and 120% of its benchmark. Over the last quarter of the fiscal year the duration was lowered to approximately 109% of its benchmark. We typically maintain a longer duration than the stated benchmark primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

The Fed continued its efforts to stimulate the economy by keeping short-term borrowing costs low. This had a negative effect on cash and short-term investments as yields fell below 1.00%. As such, the Fund's decision to reduce its allocation to cash and short-term securities in favor of longer maturing, higher income-producing assets helped the Fund's performance.

Because the Fund is relatively new and interest rates were relatively low, the Fund focused on buying bonds in the 20-year maturity range to maximize income. However, that segment of yield curve did not perform well over the last year, with yields virtually the same at the end of the fiscal year as at the beginning of the year. During the last quarter, as the bond market became more volatile, some longer duration bonds were sold and the money reinvested in the 10-year segment of the yield curve.

We continued to emphasize insured credit (municipal bonds that are insured against default by a municipal bond insurance company), reducing credit that is solely dependent on the state's general fund or guaranteed by the state. The Fund has a high representation of general obligation debt and revenue bonds and is fairly diversified across revenue sectors.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                               SINCE INCEPTION(4)
                                               ------------------
                                      1 YEAR      4/30/2002
Class A NAV                             3.22%         7.55%
Class A POP                            -1.18%         4.33%
Class C NAV                             1.95%         6.41%
Class C POP                            -0.08%         4.98%
Class Y                                 3.65%         7.86%
Lehman Municipal Bond Index(3)          3.89%         7.39%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Short-term performance is not indicative of future performance, and an investment decision should not be made based solely on returns. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index is calculated from the month end following the inception of the class.

OREGON INTERMEDIATE TAX FREE FUND

Investment Objective: CURRENT INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND OREGON STATE INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

First American Oregon Intermediate Tax Free Fund Class Y shares returned 3.46% for the fiscal year (Class A shares returned 3.31% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman 7-Year Municipal Bond Index*, returned 4.71%.

As the state's unemployment rate rose and state revenue flows dwindled, the state of Oregon battled to keep schools and state services operating at expected levels. After enduring the longest session in Oregon history, Oregon legislators passed a three-year income tax surcharge expected to raise more than $800 million in increased revenue. Signatures are being gathered to put the tax increase on a special ballot to be voted upon in February 2004.

As a result of the weak economy in Oregon, all three rating agencies reduced the state's credit rating. Moody's lowered their rating from Aa2 to Aa3, Fitch dropped the state from a AA credit to A+, and Standard & Poor's lowered their rating from AA to AA-. However, all three rating agencies maintained a stable outlook for Oregon. Despite the struggling economy, the rating downgrade, and the increased supply, there has not been a significant change in the valuation of Oregon municipal bonds relative to other state municipal bonds. These relatively minor downgrades have had minimal, if any, impact on the state's cost of borrowing or on the performance of the Fund.

Oregon municipal issuance was up approximately 47% for the fiscal year ended September 30, 2003, as low interest rates and budgetary pressures bring issuers to the market. The largest issues to date have been pension obligation bonds, which are taxable at the federal level. Oregon residents just approved an amendment to the state constitution allowing Oregon to issue general obligation debt for pension obligations. These obligations are expected to be taxable at the federal level and would not impact the valuation of bonds held by the Fund that are both federal and state tax exempt.

The duration of the Fund was held between 106% and 108% of its benchmark throughout the year. We typically maintain a slightly longer duration than the stated benchmark primarily to capture any additional yield benefits. This approach provides the greatest benefit during a falling interest-rate environment, which existed through mid-June. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

Due to the Fed's continued efforts to stimulate the economy by keeping short-term interest rates low, year-over-year municipal yields fell for bonds with maturities of five years and shorter, but rose slightly for bonds with maturities of seven years and longer. The Fund maintains relatively equal holdings across a range of maturities. This helps insulate it from volatility due to changes in yields across the maturity spectrum.

The Fund invested in intermediate premium coupon bonds since they are expected to hold value in a rising interest-rate environment, yet still perform if interest rates stay flat or decline. This segment of the curve has experienced some volatility as nontraditional buyers of municipal bonds have been more actively buying and selling bonds. These buyers can cause volatility as they move in and out of the municipal bonds based on the relationship to other fixed-income products.

We continued to emphasize insured credit (municipal bonds that are insured against default by a municipal bond insurance company), avoiding credit that is solely dependent on the state's general fund or guaranteed by the state. The Fund has a high representation of general obligation debt and revenue bonds and is fairly diversified across revenue sectors.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                     SINCE INCEPTION(3)
                                                                     ------------------
                                      1 YEAR   5 YEARS   10 YEARS         2/1/1999
Class A NAV                             3.31%       --         --             4.69%
Class A POP                             1.00%       --         --             4.17%
Class Y                                 3.46%     4.76%      4.82%              --
Lehman 7-Year Municipal Bond Index(2)   4.71%     5.84%      5.87%            6.03%

[CHART]

VALUE OF A $10,000 INVESTMENT(1)  as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A. Total returns assume reinvestment of all distributions at NAV.

    Performance prior to August 8, 1997, is that of Oregon Municipal Bond Trust Fund, a predecessor common trust fund. On August 8, 1997, substantially all of the assets of Oregon Municipal Bond Trust Fund were transferred into Oregon Intermediate Tax Free Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Oregon Municipal Bond Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

SHORT TAX FREE FUND

Investment Objective: TO PROVIDE INVESTORS WITH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL

First American Short Tax Free Fund Class Y shares returned 4.66% since its inception on October 25, 2002 (Class A shares returned 4.54% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman 3-Year Municipal Bond Index*, returned 4.36%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on three-year AAA-rated bonds fell from a high in October 2002 of 2.42% to a low of 1.24% in mid-June before rising back to 1.92% in mid-August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

Following the conversion of the Fund from its predecessor common trust fund base, its maturity was shortened from more than four years to slightly less than three years. The Fund's dividend experienced a downward trend as 20% of the Fund's assets matured during the year, and we experienced significant growth in assets during a falling interest-rate environment. The Fund is generally laddered (an investment strategy that helps to insulate a fund from yield differentiation) with roughly 50% of its assets in three- and four-year securities to capture the additional yield benefits inherent in the positive-sloping municipal yield curve.

The Fund's overweight in the general obligation, electric, and health/hospital sectors and purchases of BBB-rated securities had a positive effect on performance. Factors that negatively impacted performance included its overweight in short prerefunded and escrowed-to-maturity securities.

PERFORMANCE(1) as of September 30, 2003

                                               SINCE INCEPTION(3)
                                               ------------------
                                                  10/25/2002
Class A NAV                                             4.54%
Class A POP                                             2.19%
Class Y                                                 4.66%
Lehman 3-Year Municipal Bond Index(2)                   4.36%

[CHART]

VALUE OF A $10,000 INVESTMENT(1)  as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between two and four years.

(3) The performance since inception of the index is calculated from the month end following the inception of the class. Performance reflects cumulative return since the Fund has been in operation less than one year.

TAX FREE FUND

Investment Objective: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

First American Tax Free Fund Class Y shares returned 4.31% for the fiscal year (Class A shares returned 4.06% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Municipal Bond Index*, returned 3.89%.

The municipal market experienced bouts of volatility over the course of the fiscal year ended September 30, 2003. Yields on the Bond Buyer 20 Index fell from a high of 5.12% in October 2002 to a low of 4.21% in mid-June before rising back to 5.18% in August. One-month total return for the broad municipal market in July was the worst in nine years, while September's rally produced the highest one-month total return in eight years. Because of this market volatility, it was important to maintain our focus on long-term strategies. Significant shifts or reversals in strategy during volatile markets can negatively impact performance.

The Fed continued its efforts to stimulate the economy by keeping short-term borrowing costs low. This had a negative effect on cash and short-term investments as yields fell below 1.00%. As such, the Fund's decision to reduce its allocation to cash and short-term securities in favor of longer maturing, higher income-producing assets helped the Fund's performance.

Modest adjustments to duration and portfolio structure helped the Fund's performance. Duration was reduced during July as interest rates were rising, re-extended modestly in August when it appeared that rates had peaked, and reduced again at the end of September after rates fell. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates. The longer the duration, the more price volatility you can expect in the fund's price per share.

Other factors that positively impacted performance included an overweight in the hospital, general obligation, and electric revenue sectors; an overweight in 10-year and longer maturities; an overweight in bonds issued in Texas, Illinois, and Washington; an underweight position in California bonds; and our positions in unrated securities.

Factors that negatively impacted performance included an overweight in housing, an underweight in five-to-seven year maturities, and an underweight in Florida.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                     SINCE INCEPTION(4)
                                                                     ------------------
                                      1 YEAR   5 YEARS   11/14/1996     9/24/2001
Class A NAV                             4.06%     4.97%       5.94%            --
Class A POP                            -0.38%     4.08%       5.28%            --
Class C NAV                             3.67%       --          --           5.98%
Class C POP                             1.61%       --          --           5.45%
Class Y                                 4.31%     5.17%       6.16%            --
Lehman Municipal Bond Index(3)          3.89%     5.67%       6.28%          6.38%

[CHART]

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[PLOT POINTS TO COME]

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Capital gains distributions, if any, will be subject to tax.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

    On September 24, 2001, the First American Tax Free Fund merged with the Firstar National Municipal Bond Fund. Performance history prior to September 24, 2001, represents that of the Firstar National Municipal Bond Fund.

(2) Performance of Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) The performance since inception of the index for each class is calculated from the month end following the inception of the class.

REPORT OF INDEPENDENT AUDITORS

     To the Shareholders and Board of Directors
     First American Investment Funds, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Arizona Tax Free, California Intermediate Tax Free, California Tax Free, Colorado Intermediate Tax Free, Colorado Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, Minnesota Tax Free, Missouri Tax Free, Nebraska Tax Free, Ohio Tax Free, Oregon Intermediate Tax Free, Short Tax Free and Tax Free Funds (certain funds constituting First American Investment Funds, Inc.) (The "Funds") as of September 30, 2003, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Missouri Tax Free and Tax Free Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 21, 2001, expressed unqualified opinions on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of the Funds listed above of First American Investment Funds, Inc. At September 30, 2003, the results of their operations, and the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

     Minneapolis, Minnesota
     November 7, 2003

SCHEDULE OF Investments  September 30, 2003

ARIZONA TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.6%
REVENUE BONDS - 70.3%
EDUCATION - 18.4%
Arizona Educational Loan Marketing,
 Series A-3 (AMT) (GTSL)
   3.700%, 03/01/09                                                      $         750   $         769
Arizona School Facilities Board, State School
 Improvement, Callable 07/01/12 @ 100
   5.250%, 07/01/16                                                                750             834
   5.250%, 07/01/20                                                                250             270
Arizona Student Loan Acquisition Authority,
 Series A, Callable 11/01/09 @ 102 (AMT)
   5.900%, 05/01/24                                                                100             106
Energy Management Services, Arizona State
 University Project, Main Campus,
 Callable 07/01/12 @ 100 (MBIA)
   5.000%, 07/01/13                                                                500             553
Gilbert Industrial Development Authority,
 Southwest Student Services,
 Callable 02/01/09 @ 102
   5.850%, 02/01/19                                                              1,300           1,264
Glendale Industrial Development Authority,
 Callable 05/15/11 @ 101
   5.750%, 05/15/21                                                                250             267
University of Arizona Board of Regents,
 Series A, Callable 12/01/09 @ 100 (FGIC)
   5.800%, 06/01/24                                                                150             166
                                                                                         -------------
                                                                                                 4,229
                                                                                         -------------
HEALTHCARE - 13.6%
Arizona Health Facilities Authority,
 John C. Lincoln Health Network,
 Callable 12/01/12 @ 101
   5.750%, 12/01/32                                                                150             145
Johnson City, Tennessee Health & Elderly Facilities
 Authority, Callable 07/01/12 @ 103
   7.500%, 07/01/25                                                                100             108
Mesa Industrial Development Authority, Discovery
 Health Systems, Series A,
 Callable 01/01/10 @ 101 (MBIA)
   5.750%, 01/01/25                                                                500             543
   5.625%, 01/01/29                                                                500             533
Scottsdale Industrial Development Authority,
 Scottsdale Healthcare, Callable 12/01/11 @ 101
   5.700%, 12/01/21                                                              1,000           1,032
Yavapai Industrial Development Authority, Yavapai
 Regional Medical Center, Series A,
 Callable 08/01/13 @ 100 (RAAI)
   5.250%, 08/01/21                                                                375             390
Yavapai Industrial Development Authority, Yavapai
 Regional Medical Center, Series A,
 Callable 08/01/13 @ 100
   6.000%, 08/01/33                                                                100             102
Yuma Industrial Development Authority, Yuma
 Regional Medical Center,
 Callable 08/01/07 @ 102 (MBIA)
   5.500%, 08/01/17                                                                250             277
                                                                                         -------------
                                                                                                 3,130
                                                                                         -------------
HOUSING - 6.4%
Douglas Community Housing Corporation,
 Rancho La Perilla, Callable 01/20/10 @ 102 (GNMA)
   5.900%, 07/20/20                                                                500             527
   6.000%, 07/20/25                                                                475             495
Maricopa County Industrial Development Authority,
 Avalon Apartments, Series A,
 Callable 04/01/10 @ 102 (RAAI)
   6.100%, 04/01/13                                                      $         105   $         106
   6.350%, 04/01/30                                                                200             206
Phoenix Industrial Development Authority,
 The Phoenix Authority, Series 1A,
 Callable 06/01/10 @ 102 (FHLMC) (FNMA) (GNMA)
   5.875%, 06/01/16                                                                130             134
                                                                                         -------------
                                                                                                 1,468
                                                                                         -------------
LEASE REVENUE - 1.5%
Navajo County Municipal Property Corporation,
 Jail Facility (ACA)
   5.625%, 07/01/09                                                                310             349
                                                                                         -------------
MISCELLANEOUS - 4.2%
Greater Arizona Infrastructure Development Authority,
 Series A, Callable 08/01/08 @ 102 (MBIA)
   5.625%, 08/01/20                                                                200             223
Greater Arizona Infrastructure Development Authority,
 Series A, Callable 08/01/13 @ 100
   5.000%, 08/01/23 (a)                                                            750             755
                                                                                         -------------
                                                                                                   978
                                                                                         -------------
TAX REVENUE - 6.3%
Oro Valley, Excise Tax,
 Callable 07/01/10 @ 101 (AMBAC)
   5.200%, 07/01/14                                                                400             441
Phoenix Civic Improvements, Excise Tax,
 Callable 07/01/09 @ 101
   5.750%, 07/01/16                                                                300             344
Surprise Municipal Property Corporation,
 Callable 07/01/09 @ 101 (FGIC)
   5.700%, 07/01/20                                                                300             336
Tempe, Excise Tax, Series A,
 Callable 07/01/09 @ 100
   5.625%, 07/01/20                                                                300             334
                                                                                         -------------
                                                                                                 1,455
                                                                                         -------------
TRANSPORTATION - 11.8%
Arizona State Transportation Highway Board,
 Pre-refunded 07/01/09 @ 100
   5.750%, 07/01/18 (b)                                                            200             234
Arizona State Transportation Highway Board,
 Series A
   5.000%, 07/01/09                                                                400             452
Mesa Street & Highway,
 Pre-refunded 07/01/09 @ 100 (FSA)
   5.100%, 07/01/14 (b)                                                            500             568
   5.500%, 07/01/16 (b)                                                            100             116
Phoenix Civic Improvements, Series B,
 Callable 07/01/12 @ 100 (AMT) (FGIC)
   5.250%, 07/01/21                                                                250             258
   5.250%, 07/01/27                                                                750             764
Tucson Street & Highway Improvements,
 Series 1994-E, Callable 07/01/10 @ 100 (FGIC)
   5.000%, 07/01/18                                                                300             320
                                                                                         -------------
                                                                                                 2,712
                                                                                         -------------
UTILITIES - 8.1%
Chandler Water & Sewer Improvements,
 Callable 07/01/10 @ 101 (FSA)
   5.800%, 07/01/17                                                                250             288

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Oro Valley Municipal Water Systems,
 Callable 07/01/08 @ 101 (MBIA)
   5.550%, 07/01/17                                                      $         100   $         112
Peoria Water & Sewer,
 Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/13                                                                400             453
Phoenix Civic Improvements Water System,
 Pre-refunded 07/01/04 @ 102
   5.500%, 07/01/24 (b)                                                            100             105
Puerto Rico Electric Power Authority, Series X,
 Callable 07/01/05 @ 100
   5.500%, 07/01/25                                                                100             102
Salt River Project,
 Agricultural Improvement & Power District,
 Series A, Callable 10/01/03 @ 100
   5.500%, 01/01/19                                                                 15              15
Salt River Project,
 Agricultural Improvement & Power District,
 Series B, Callable 10/01/03 @ 102
   5.250%, 01/01/19                                                                  5               5
Tucson Water, Series D,
 Callable 07/01/09 @ 100 (FGIC)
   5.400%, 07/01/17                                                                250             279
Tucson Water, Series 1994-A (MBIA)
   6.250%, 07/01/16                                                                170             210
Yavapai Industrial Development Authority,
 Waste Management Project, Series A-2,
 Mandatory Put 03/01/08 @ 100 (AMT)
   4.450%, 03/01/28                                                                300             305
                                                                                         -------------
                                                                                                 1,874
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             16,195
                                                                                         -------------
GENERAL OBLIGATIONS - 22.7%
Chandler Public & Recreational Improvements,
 Callable 07/01/10 @ 101
   5.800%, 07/01/18                                                                250             287
Maricopa County School District #11, Peoria Unit,
 Pre-refunded 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/14 (b)                                                            100             117
   5.500%, 07/01/15 (b)                                                            120             140
Maricopa County Unified School District #41, Gilbert,
 Callable 07/01/12 @ 100 (FSA)
   4.600%, 07/01/14                                                                295             316
Mesa, Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/18                                                                250             266
Navajo County Unified School District #32,
 Blue Ridge (FSA)
   5.000%, 07/01/12                                                                700             782
Peoria, Callable 04/01/09 @ 100 (FGIC)
   5.400%, 04/01/15                                                                100             111
   5.000%, 04/01/18                                                                575             616
   5.000%, 04/01/19                                                                125             133
Phoenix, Callable 07/01/07 @ 102
   5.250%, 07/01/20                                                                250             268
Phoenix, Callable 07/01/10 @ 100
   5.250%, 07/01/19                                                                350             380
   5.375%, 07/01/25                                                                750             791
Pima County Unified School District #6, Marana,
 Series A, Callable 07/01/10 @ 101 (FGIC)
   5.250%, 07/01/15                                                                250             276
Pima County Unified School District #12, Sunnyside,
 Callable 07/01/09 @ 100 (FGIC)
   5.300%, 07/01/13                                                                150             167

DESCRIPTION                                                           PAR (000)/SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
Scottsdale, Pre-refunded 07/01/09 @ 100
   5.500%, 07/01/22 (b)                                                  $         250   $         290
Tucson
   5.500%, 07/01/18                                                                250             290
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                        5,230
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 2.6%
El Mirage, Callable 02/01/04 @ 100
   6.900%, 08/01/16                                                                215             215
Tucson, Callable 07/01/08 @ 100 (MBIA)
   5.500%, 07/01/15                                                                200             222
University of Arizona Parking & Student
 Housing Authority,
 Callable 06/01/09 @ 100 (AMBAC)
   5.750%, 06/01/19                                                                140             158
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                                595
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $20,299)                                                                               22,020
                                                                                         -------------
MONEY MARKET FUND - 1.2%
Federated Arizona Municipal Money Market Fund                                  280,016             280
                                                                                         -------------
TOTAL MONEY MARKET FUND
   (Cost $280)                                                                                     280
                                                                                         -------------
TOTAL INVESTMENTS - 96.8%
   (Cost $20,579)                                                                               22,300
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 3.2%                                                           729
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $      23,029
                                                                                         -------------

(a) Security purchased on a when-issued basis. On September 30, 2003, the total cost of investments purchased on a when-issued basis was $745,283. See note 2 in Notes to Financial Statements.

(b) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $2,201,634, which represents 9.6% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GTSL - Guaranteed Student Loans

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.2%
REVENUE BONDS - 62.8%
EDUCATION - 10.0%
ABAG Financial Authority, Schools of the
 Sacred Heart, Series A
   5.800%, 06/01/08                                                      $         200   $         220
Aztec Shops, California State Auxiliary
 Organization, San Diego State University,
 Callable 09/01/10 @ 101
   5.400%, 09/01/11                                                              1,035           1,107
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.300%, 03/01/04                                                                255             259
   5.650%, 03/01/07                                                                380             415
   5.750%, 03/01/08                                                                400             441
California State Higher Educational Facilities
 Authority, Occidental College Project,
 Callable 10/01/07 @ 102 (MBIA)
   5.300%, 10/01/10                                                                500             565
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B
   6.000%, 06/01/10                                                                495             550
California State Higher Educational Facilities
 Authority, University of Redlands, Series A
   5.550%, 06/01/09                                                                225             257
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.700%, 06/01/11                                                                250             283
   5.750%, 06/01/12                                                                260             291
California State University Fresno Association,
 Auxiliary Organization Event Center,
 Callable 07/01/12 @ 101
   6.000%, 07/01/22                                                                500             517
                                                                                         -------------
                                                                                                 4,905
                                                                                         -------------
HEALTHCARE - 18.5%
ABAG Financial Authority, O'Connor Woods (ACA)
   5.250%, 11/01/05                                                                500             537
ABAG Financial Authority,
 Odd Fellows Home of California (CMI)
   4.950%, 08/15/07                                                                500             546
ABAG Financial Authority, San Diego
 Hospital Association, Series C
   4.000%, 03/01/08                                                                300             307
California Health Facilities Financing Authority,
 Casa Colina, Callable 04/01/12 @ 100
   5.500%, 04/01/13                                                                300             316
California Health Facilities Financing Authority,
 Paradise Valley Estates (CMI)
   4.125%, 01/01/10                                                                500             521
   4.375%, 01/01/12                                                                540             558
California Health Facilities Financing Authority,
 Valleycare Medical Center, Series A,
 Callable 05/01/12 @ 100 (CMI)
   4.625%, 05/01/13                                                                300             312
   4.800%, 05/01/14                                                                715             747
California State Communities Development
 Authority, Hospital of Monterey Peninsula,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/09                                                                500             567
California State Health Facilities Authority,
 Casa de las Campanas, Series A,
 Callable 08/01/08 @ 100 (CMI)
   5.375%, 08/01/09                                                      $         250   $         275
California Statewide Communities
 Development Authority,
 Elder Care Alliance, Series A
   7.250%, 11/15/11                                                                500             498
California Statewide Communities
 Development Authority, Health Facilities, Series A,
 Escrowed to Maturity,
 Callable 10/01/03 @ 102 (CMI)
   5.200%, 08/01/04 (a)                                                            200             205
California Statewide Communities
 Development Authority,
 Kaiser Permanente, Series D,
 Mandatory Put 03/01/07 @ 100
   4.350%, 11/01/36                                                                500             529
California Statewide Communities
 Development Authority,
 Los Angeles Orthopedic Hospital Foundation,
 Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                                                150             162
John C. Fremont Hospital District,
 Health Facility (CMI)
   6.000%, 06/01/04                                                                 65              67
La Verne, Brethren Hillcrest Homes, Series B,
 Callable 02/15/13 @ 101 (ACA)
   5.600%, 02/15/33                                                                500             510
Marysville Hospital, Fremont Rideout Health Project,
 Series A, Callable 07/01/08 @ 103 (AMBAC)
   5.000%, 01/01/10                                                                500             559
Puerto Rico Industrial, Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de la Concepcion, Series A
   5.500%, 11/15/09                                                                650             735
Rancho Mirage Joint Powers Finance Authority,
 Eisenhower Medical Center, Series A,
 Callable 07/01/07 @ 102 (MBIA)
   5.125%, 07/01/08                                                                500             564
Riverside County Public Financing Authority,
 Air Force Village West
   5.125%, 05/15/05                                                                525             546
                                                                                         -------------
                                                                                                 9,061
                                                                                         -------------
HOUSING - 5.4%
ABAG Financial Authority, Archstone Redwood
 Housing Project, Series A
   5.300%, 10/01/08                                                                500             535
California Rural Home Mortgage Finance Authority,
 Single Family Mortgage,
 Series D (AMT) (FNMA) (GNMA)
   5.250%, 06/01/10                                                                160             163
California State Housing Finance Agency,
 Series E (MBIA)
   5.850%, 08/01/04                                                                150             155
California Statewide Communities
 Development Authority, Series B,
 Mandatory Put 06/15/09 @ 100
   5.200%, 12/01/29                                                                500             539

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
California Statewide Communities
 Development Authority,
 Archstone Communities Trust,
 Mandatory Put 06/01/08 @ 100
   5.300%, 06/01/29                                                      $         500   $         532
California Statewide Communities
 Development Authority, Multifamily Housing,
 Citrus Gardens Apartments,
 Callable 07/01/12 @ 102
   5.375%, 07/01/26                                                                700             704
                                                                                         -------------
                                                                                                 2,628
                                                                                         -------------
LEASE REVENUE - 2.8%
California State Public Works Board,
 California Community Colleges, Series A,
 Callable 12/01/09 @ 101
   4.875%, 12/01/18                                                                200             205
California State Public Works Board,
 Department of Corrections,
 Series A (AMBAC) (MLO)
   6.000%, 01/01/06                                                                545             602
California State Public Works Board,
 Department of Health Services,
 Callable 11/01/09 @ 101 (MBIA) (MLO)
   5.200%, 11/01/12                                                                500             549
                                                                                         -------------
                                                                                                 1,356
                                                                                         -------------
MISCELLANEOUS - 1.5%
Children's Trust Fund,
 Puerto Rico Tobacco Settlement Issue
   5.000%, 07/01/08                                                                250             283
Golden State Tobacco Securitization,
 Callable 06/01/10 @ 100
   5.600%, 06/01/28                                                                450             453
                                                                                         -------------
                                                                                                   736
                                                                                         -------------
SANITATION DISTRICT - 1.2%
Los Angeles Municipal Improvement Corporation,
 Sanitation Equipment, Series A (FSA) (MLO)
   6.000%, 02/01/07                                                                500             571
                                                                                         -------------
SCHOOL DISTRICT - 3.8%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.700%, 02/01/13                                                                720             839
   5.750%, 02/01/14                                                                520             610
Golden West Schools Financing Authority, Series A,
 Zero Coupon Bond (MBIA)
   5.000%, 02/01/12 (c)                                                            535             385
                                                                                         -------------
                                                                                                 1,834
                                                                                         -------------
TAX REVENUE - 3.1%
Long Beach Community Facilities District #5,
 Towne Center Special Tax,
 Callable 10/01/06 @ 102
   6.100%, 10/01/12                                                                165             174
Los Angeles County Public Works Financing Authority,
 Regional Park & Open Space District, Series A,
 Callable 10/01/07 @ 101
   5.000%, 10/01/19                                                                500             516
Los Angeles County Transportation Commission,
 Series B (FGIC)
   6.000%, 07/01/04                                                                250             259
West Covina Redevelopment Agency,
 Fashion Plaza Project
   5.125%, 09/01/05                                                      $         300   $         321
William S. Hart Joint School Financing Authority,
 Special Tax, Callable 09/01/05 @ 102 (FSA)
   6.100%, 09/01/06                                                                200             222
                                                                                         -------------
                                                                                                 1,492
                                                                                         -------------
TRANSPORTATION - 4.7%
San Francisco Bay Area Transportation
 Financing Authority, Bridge Toll (ACA)
   5.500%, 08/01/05                                                                690             737
San Francisco City & County International
 Airports Commission, Second Series,
 Callable 05/01/04 @ 101 (AMT) (FGIC)
   5.400%, 05/01/06                                                                500             516
San Francisco City & County International
 Airports Commission, Second Series,
 Issue 25 (AMT) (FSA)
   5.500%, 05/01/08                                                                500             565
San Francisco City & County International
 Airports Commission, SFO Fuel,
 Series A (AMT) (FSA)
   5.250%, 01/01/07                                                                450             496
                                                                                         -------------
                                                                                                 2,314
                                                                                         -------------
UTILITIES - 11.8%
California State Department of Water,
 Central Valley Project, Series O,
 Callable 12/01/05 @ 101
   5.000%, 12/01/12                                                                500             546
California State Department of Water,
 Central Valley Project, Series P,
 Pre-refunded 06/01/06 @ 101
   5.300%, 12/01/07 (d)                                                            750             836
California State Department of Water, Series A,
 Callable 05/01/12 @ 101
   5.875%, 05/01/16                                                                500             561
Chino Basin Regional Financing Authority,
 Inland Empire Utility Agency Sewer Project,
 Callable 11/01/09 @ 101 (MBIA)
   5.200%, 11/01/11                                                                405             451
Imperial, Wastewater Treatment Facility,
 Callable 10/15/11 @ 102 (FGIC)
   5.000%, 10/15/20                                                              1,000           1,050
Inland Empire Solid Waste Authority,
 Landfill Improvement Financing Project, Series B,
 Escrowed to Maturity (AMT) (FSA)
   5.750%, 02/01/04 (a)                                                            500             508
Metropolitan Water District of Southern California,
 Series B, Callable 07/01/06 @ 102 (MBIA)
   4.875%, 07/01/10                                                                325             357
   5.000%, 07/01/14                                                                500             541
Richmond Wastewater Systems,
 Callable 08/01/09 @ 102 (FGIC)
   5.200%, 08/01/11                                                                500             556
Whittier Utility Authority,
 Callable 06/01/13 @ 100 (MBIA)
   4.400%, 06/01/17                                                                305             313
   4.500%, 06/01/18                                                                 65              67
                                                                                         -------------
                                                                                                 5,786
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             30,683
                                                                                         -------------

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 27.2%
Alisal Unified School District, Series C,
 Zero Coupon Bond (FGIC)
   5.050%, 08/01/08 (c)                                                  $         860   $         761
California State, Callable 08/01/13 @ 100
   5.000%, 02/01/17                                                              1,000           1,048
Foothill-De Anza Community College District,
 Callable 08/01/10 @ 101
   6.000%, 08/01/11                                                                300             353
Fresno Unified School District, Series A (MBIA)
   6.050%, 08/01/11                                                                500             596
Jefferson Union High School District,
 San Mateo County, Series A (MBIA)
   6.250%, 02/01/14                                                                300             365
Lemon Grove School District, Election of 1998-B,
 Zero Coupon Bond (FSA)
   3.329%, 11/01/20 (c)                                                            375             167
Los Angeles, Series A,
 Pre-refunded 09/01/04 @ 102 (MBIA)
   5.800%, 09/01/07 (d)                                                            250             266
Montebello Unified School District,
 Zero Coupon Bond (MBIA)
   10.398%, 08/01/21 (c)                                                           700             287
Newhall School District, Series A,
 Callable 05/01/10 @ 101 (FSA)
   5.500%, 05/01/11                                                                540             617
Oxnard School District (MBIA)
   5.000%, 08/01/05                                                                600             642
Pomona School District, Series A (MBIA)
   5.450%, 02/01/06                                                                250             274
   5.500%, 08/01/06                                                                250             279
Pomona School District, Series A,
 Callable 08/01/11 @ 103 (MBIA)
   6.150%, 08/01/15                                                                500             587
Puerto Rico Commonwealth (MBIA)
   6.250%, 07/01/08                                                                500             591
Puerto Rico Commonwealth, Series B (FSA)
   6.500%, 07/01/15                                                              1,000           1,260
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100
   5.000%, 07/01/18 (b)                                                            500             550
Rio Linda Unified School District,
 Callable 08/01/08 @ 101 (FSA)
   5.000%, 08/01/09                                                                500             559
Roseville Joint Union High School District,
 Callable 08/01/11 @ 101
   5.200%, 08/01/20                                                                600             637
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                                                250             260
San Juan Unified School District,
 Zero Coupon Bond (FSA)
   5.420%, 08/01/16 (c)                                                            390             219
San Mateo County Community College District,
 Series A, Zero Coupon Bond (FGIC)
   5.300%, 09/01/17 (c)                                                            760             401
San Mateo Unified High School District,
 Series B, Zero Coupon Bond (FGIC)
   5.150%, 09/01/17 (c)                                                          1,000             527
South Pasadena Unified School District, Series A,
 Callable 08/01/13 @ 100 (FGIC)
   5.000%, 08/01/21                                                      $         300   $         313
Vista Unified School District, Series A,
 Zero Coupon Bond (FSA)
   5.850%, 08/01/26 (c)                                                          1,000             296
Walnut Valley Unified School District,
 Series A (MBIA)
   6.850%, 08/01/07                                                                250             297
Walnut Valley Unified School District, Series A,
 Callable 08/01/10 @ 102 (FSA)
   5.000%, 08/01/12                                                                255             283
West Covina Unified School District, Series A (MBIA)
   5.350%, 02/01/20                                                                770             868
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                       13,303
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 8.2%
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (MBIA) (MLO)
   5.500%, 04/01/10                                                                250             282
Escondido Civic Center Project,
 Escrowed to Maturity,
 Callable 03/01/04 @ 100 (AMBAC) (MLO)
   5.800%, 09/01/04 (a)                                                            100             104
Grossmont Unified High School District,
 Callable 09/01/08 @ 102 (FSA) (MLO)
   5.400%, 09/01/13                                                                300             336
Kern County Board of Education, Series A,
 Callable 05/01/08 @ 102 (MBIA) (MLO)
   5.200%, 05/01/12                                                                905             999
Los Angeles Community College,
 Energy Retrofit Project (AMBAC)
   5.000%, 08/15/09                                                                300             342
Los Angeles County Schools,
 Regionalized Business Services
 Financing Project, Series A
   5.000%, 09/01/08                                                                200             225
Los Angeles, Sonnenblick Del Rio,
 West Los Angeles (AMBAC)
   5.375%, 11/01/10                                                                500             573
Oxnard Redevelopment Agency,
 Callable 06/21/04 @ 103
   4.125%, 07/01/05                                                                500             519
Paradise Unified School District,
 Measure M Project, Series A,
 Callable 09/01/05 @ 102 (AMBAC) (MLO)
   5.250%, 09/01/07                                                                300             328
West Covina Civic Center Project,
 Pre-refunded 09/01/05 @ 102 (FSA) (MLO)
   5.250%, 09/01/07 (d)                                                            250             275
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              3,983
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $44,269)                                                                               47,969
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.6%
Federated California Municipal Cash Trust                                      615,269   $         615
Provident California Money Fund                                                187,745             188
                                                                                         -------------
TOTAL MONEY MARKET FUNDS
  (Cost $803)                                                                                      803
                                                                                         -------------
TOTAL INVESTMENTS - 99.8%
  (Cost $45,072)                                                                                48,772
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                            90
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $      48,862
                                                                                         -------------

(a) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(c) The rate shown is the effective yield at the time of purchase.

(d) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ABAG - Association of Bay Area Governments

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $2,246,978, which represents 4.6% of net assets.

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation


CALIFORNIA TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.0%
REVENUE BONDS - 63.7%
BUILDING - 4.4%
Sacramento City Financing Authority,
 Callable 06/01/10 @ 101 (MLO)
   5.400%, 06/01/18                                                      $         455   $         500
   5.500%, 06/01/23                                                                645             693
                                                                                         -------------
                                                                                                 1,193
                                                                                         -------------
EDUCATION - 14.9%
ABAG Financial Authority,
 Schools of the Sacred Heart, Series A
   5.900%, 06/01/10                                                                200             220
Aztec Shops, California State Auxiliary Organization,
 San Diego State University
   5.200%, 09/01/08                                                                455             494
California State Higher Educational
 Facilities Authority, Fresno Pacific
 University, Series A
   5.550%, 03/01/06                                                                250             269
California State Higher Educational
 Facilities Authority, Fresno Pacific University,
 Series A, Callable 03/01/10 @ 101
   6.750%, 03/01/19                                                                380             427
California State Higher Educational
 Facilities Authority, University of
 La Verne & Western University of Health Sciences,
 Series B, Callable 06/01/10 @ 101
   6.625%, 06/01/20                                                                215             235
California State Higher Educational
 Facilities Authority, University of Redlands,
 Series A, Callable 06/01/10 @ 101
   5.950%, 06/01/15                                                                310             345
California State University Foundation,
 Monterey Bay, Callable 06/01/11 @ 100 (MBIA)
   5.300%, 06/01/22                                                                500             531
California State University Fresno Association,
 Auxiliary Organization Event Center,
 Callable 07/01/12 @ 101
   6.000%, 07/01/22                                                                500             517
University of California, Series K,
 Callable 09/01/08 @ 101
   5.000%, 09/01/20                                                              1,000           1,041
                                                                                         -------------
                                                                                                 4,079
                                                                                         -------------
HEALTHCARE - 6.4%
ABAG Finance Authority, Lincoln Glen Manor
 Senior Citizens, Callable 02/15/08 @ 101 (CMI)
   6.100%, 02/15/25                                                                250             264
ABAG Financial Authority, San Diego
 Hospital Association, Series C
   4.000%, 03/01/08                                                                100             102
California Health Facilities Financing Authority,
 Casa Colina, Callable 04/01/12 @ 100
   5.500%, 04/01/13                                                                 50              53
California Statewide Communities
 Development Authority,
 Elder Care Alliance, Series A
   7.250%, 11/15/11                                                                250             249
California Statewide Communities
 Development Authority, Kaiser Permanente,
 Series D, Mandatory Put 03/01/07 @ 100
   4.350%, 11/01/36                                                                250             265

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
California Statewide Communities
 Development Authority, Los Angeles Orthopedic
 Hospital Foundation,
 Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                                      $         350   $         379
Puerto Rico Industrial Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de La Concepcion, Series A
   5.500%, 11/15/08                                                                400             451
                                                                                         -------------
                                                                                                 1,763
                                                                                         -------------
HOUSING - 5.0%
California State Department of Veterans Affairs,
 Series C, Callable 01/09/11 @ 101 (AMT)
   5.500%, 12/01/19                                                                700             734
California State Housing Finance Agency,
 Single Family Mortgage,
 Series B (AMT) (FNMA) (GNMA)
   5.650%, 06/01/10                                                                110             116
California Statewide Communities
 Development Authority, Archstone Seascape,
 Mandatory Put 06/01/08 @ 100
   5.250%, 06/01/29                                                                500             531
                                                                                         -------------
                                                                                                 1,381
                                                                                         -------------
SCHOOL DISTRICT - 3.9%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.750%, 02/01/14                                                                250             293
   5.800%, 08/01/22                                                                320             375
   5.800%, 08/01/23                                                                345             402
                                                                                         -------------
                                                                                                 1,070
                                                                                         -------------
TAX REVENUE - 10.0%
Grass Valley Community Redevelopment Agency,
 Tax Allocation, Callable 12/01/08 @ 102
   6.400%, 12/01/34                                                                400             428
Long Beach Community Facilities District #5,
 Towne Center Special Tax,
 Callable 10/01/06 @ 102
   6.100%, 10/01/12                                                                250             263
Los Angeles, Callable 03/01/10 @ 101
   5.625%, 03/01/19                                                                200             225
Los Angeles County Community Facilities District #3,
 Series A, Special Tax,
 Callable 09/01/10 @ 100 (AMBAC)
   5.250%, 09/01/18                                                                715             781
Los Angeles County Public Works
 Financing Authority, Regional Park & Open
 Space District, Series A,
 Callable 10/01/07 @ 101
   5.000%, 10/01/19                                                                500             516
Los Angeles County Metropolitan
 Transportation Authority, Series B,
 Callable 10/01/03 @ 102 (AMBAC)
   5.250%, 07/01/23                                                                200             205
Puerto Rico Commonwealth
 Highway & Transportation Authority, Series X (MBIA)
   5.500%, 07/01/15                                                                100             117
San Francisco Bay Area Transportation Authority,
 Callable 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/26                                                                200             213
                                                                                         -------------
                                                                                                 2,748
                                                                                         -------------
TRANSPORTATION - 3.1%
Long Beach Harbor,
 Callable 05/15/05 @ 102 (AMT) (MBIA)
   5.375%, 05/15/20                                                      $         250   $         261
Los Angeles Harbor, Series B,
 Callable 11/01/06 @ 101 (AMT)
   5.250%, 11/01/08                                                                300             326
San Francisco Airport Commission,
 SFO Fuel Company,
 Callable 01/01/08 @ 102 (AMT) (FSA)
   5.625%, 01/01/12                                                                250             276
                                                                                         -------------
                                                                                                   863
                                                                                         -------------
UTILITIES - 16.0%
California State Department of Water,
 Series W (FSA)
   5.500%, 12/01/14                                                                450             523
California Statewide Communities
 Development Authority, Waste Management Project,
 Mandatory Put 04/01/04 @ 100 (AMT)
   4.950%, 04/01/11                                                                250             253
Compton Sewer Authority,
 Callable 09/01/08 @ 102 (MBIA)
   5.375%, 09/01/23                                                              1,150           1,222
Contra Costa Water Authority, Series A,
 Callable 10/01/12 @ 100 (FGIC)
   5.000%, 10/01/20                                                                340             356
Los Angeles Power System, Series A,
 Subseries A-1 (MBIA)
   5.000%, 07/01/12                                                              1,225           1,364
Los Angeles Water & Power Development Authority,
 Pre-refunded 02/15/05 @ 101
   6.100%, 02/15/17 (a)                                                             35              38
Los Angeles Water & Power Development Authority,
 Pre-refunded 02/15/05 @ 101
   6.100%, 02/15/17 (a)                                                            115             124
South Bayside Waste Management Authority,
 Callable 03/01/09 @ 102 (AMBAC)
   5.750%, 03/01/20                                                                150             170
South Placer Waste Water Authority, Series A,
 Pre-refunded 11/01/10 @ 101 (FGIC)
   5.500%, 11/01/15 (a)                                                            300             355
                                                                                         -------------
                                                                                                 4,405
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             17,502
                                                                                         -------------
GENERAL OBLIGATIONS - 25.4%
Acalanes Unified High School District,
 Zero Coupon Bond,
 Pre-refunded 08/01/10 @ 70.92 (FGIC)
   5.560%, 08/01/16 (a) (b)                                                        700             400
Brentwood (MBIA)
   5.250%, 07/01/16                                                                150             170
California State, Callable 10/01/10 @ 100
   5.250%, 10/01/19                                                                600             625
California State, Callable 02/01/13 @ 100
   5.000%, 02/01/24                                                                700             693
Glendora Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.350%, 09/01/20                                                                340             370
Jefferson Union High School District,
 San Mateo County, Series A (MBIA)
   6.250%, 08/01/20                                                                460             567

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Pleasant Valley School District, Ventura County,
 Series A (MBIA)
   5.850%, 02/01/19                                                      $         250   $         297
Pomona Unified School District, Series A (MBIA)
   5.950%, 02/01/17                                                                855           1,027
Sacramento Unified School District, Series A,
 Pre-refunded 07/01/09 @ 102
   5.750%, 07/01/17 (a)                                                            400             478
San Francisco City & County, Series 1,
 Callable 06/15/07 @ 102 (FGIC)
   5.500%, 06/15/09                                                                300             343
Vallejo City Unified School District,
 Series A (MBIA)
   5.900%, 08/01/21                                                                350             415
Ventura County Community College District,
 Series A, Callable 08/01/12 @ 101 (MBIA)
   5.000%, 08/01/18                                                                910             973
Wiseburn School District, Series A,
 Callable 08/01/10 @ 100 (FGIC)
   5.250%, 08/01/22                                                                600             634
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                        6,992
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 7.9%
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (MBIA)
   5.875%, 04/01/22                                                                250             281
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
   5.625%, 09/01/20                                                                300             335
Lathrop, Series A, Callable 06/01/10 @ 101 (MBIA)
   5.875%, 06/01/30                                                                350             391
Los Angeles, Sonnenblick del Rio Senior Lien,
 Callable 11/01/10 @ 101 (AMBAC)
   6.000%, 11/01/19                                                                330             384
Orange County, Series A,
 Callable 07/01/06 @ 102 (MBIA)
   5.875%, 07/01/19                                                                150             168
Ridgecrest Civic Center Project,
 Callable 03/01/09 @ 101
   6.250%, 03/01/21                                                                250             268
West Kern County Water District,
 Callable 06/01/10 @ 101
   5.200%, 06/01/14                                                                320             337
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              2,164
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $24,654)                                                                               26,658
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.8%
Federated California Municipal Cash Trust                                      324,434   $         324
Provident California Money Fund                                                177,004             177
                                                                                         -------------
TOTAL MONEY MARKET FUNDS
   (Cost $501)                                                                                     501
                                                                                         -------------
TOTAL INVESTMENTS - 98.8%
   (Cost $25,155)                                                                               27,159
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                           328
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $      27,487
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) The rate shown is the effective yield at the time of purchase.

ABAG - Association of Bay Area Governments

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $27,487,083, which represents 7.2% of net assets.

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
REVENUE BONDS - 62.2%
EDUCATION - 9.3%
Aurora Community College Project (CLE) (MLO)
   5.750%, 10/15/04                                                      $         500   $         512
Colorado School Mines Auxiliary,
 Callable 12/01/12 @ 100 (AMBAC)
   5.250%, 12/01/20                                                                605             654
Colorado State Educational & Cultural
 Facilities Authority,
 Bromley East Charter School Project
   6.250%, 09/15/11                                                                600             631
Colorado State Educational & Cultural
 Facilities Authority,
 Classical Academy Charter School Project
   6.375%, 12/01/11                                                                965           1,022
Colorado State Educational & Cultural
 Facilities Authority,
 Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                                                440             479
Colorado State Educational & Cultural
 Facilities Authority,
 University of Colorado Foundation,
 Callable 07/01/12 @ 100 (AMBAC)
   5.000%, 07/01/27                                                                710             722
Colorado State Educational & Cultural
 Facilities Authority,
 University of Denver (MBIA)
   4.250%, 03/01/13                                                              2,375           2,505
                                                                                         -------------
                                                                                                 6,525
                                                                                         -------------
HEALTHCARE - 14.8%
Colorado State Health Facilities Authority,
 Boulder Hospital (MBIA)
   4.875%, 10/01/09                                                                500             556
   5.000%, 10/01/10                                                                500             554
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                                500             538
Colorado State Health Facilities Authority,
 The Devereux Foundation,
 Callable 11/01/12 @ 100 (RAAI)
   4.200%, 11/01/13                                                                380             383
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                                                350             381
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 10/01/12 @ 100
   5.900%, 10/01/27                                                                250             255
Colorado State Health Facilities Authority,
 National Jewish Medical & Research
 Center Project,
 Callable 01/01/08 @ 100
   5.375%, 01/01/16                                                                700             716
Colorado State Health Facilities Authority,
 North Colorado Medical Center Project (FSA)
   5.000%, 05/15/09                                                              1,000           1,115
Colorado State Health Facilities Authority,
 Parkview Medical Center
   5.500%, 09/01/07                                                      $         250   $         271
   5.750%, 09/01/08                                                                250             275
   5.500%, 09/01/09                                                                500             544
Colorado State Health Facilities Authority,
 Poudre Valley Healthcare,
 Callable 12/01/09 @ 101 (FSA)
   5.750%, 12/01/10                                                              1,000           1,144
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project
   4.600%, 09/15/04                                                                405             409
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project,
 Callable 09/15/08 @ 101
   5.300%, 09/15/09                                                                250             255
Colorado State Health Facilities Authority,
 Vail Medical Center,
 Callable 01/15/12 @ 100
   5.750%, 01/15/22                                                                800             820
Delta County Memorial Hospital District,
 Callable 09/01/13 @ 100
   5.350%, 09/01/17                                                                500             504
La Junta Hospital, Arkansas Valley
 Regional Medical Center Project
   5.200%, 04/01/06                                                                300             313
   5.300%, 04/01/07                                                                320             336
   5.400%, 04/01/08                                                                335             351
   5.500%, 04/01/09                                                                355             372
University of Colorado Hospital Authority,
 Callable 11/15/11 @ 100
   5.000%, 11/15/14                                                                300             311
                                                                                         -------------
                                                                                                10,403
                                                                                         -------------
HOUSING - 0.3%
Colorado State Housing Finance Authority,
 Multifamily Housing, Series A (FHA)
   5.125%, 10/01/03                                                                 95              95
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1,
 Callable 06/01/05 @ 103 (AMT)
   5.875%, 06/01/11                                                                100             100
                                                                                         -------------
                                                                                                   195
                                                                                         -------------
MISCELLANEOUS - 5.9%
Children's Trust Fund,
 Puerto Rico Tobacco Settlement Issue,
 Escrowed to Maturity
   5.750%, 07/01/09 (b)                                                          2,000           2,351
Colorado State Educational & Cultural
 Facilities Authority,
 Colorado Public Radio
   4.800%, 07/01/09                                                                250             267
   4.900%, 07/01/10                                                                265             279
Colorado State Educational & Cultural Facilities
 Authority, Nashville Public Radio
   5.500%, 04/01/12                                                                430             464
Colorado State Educational & Cultural
 Facilities Authority,
 National Conference of State Legislatures,
 Callable 06/01/11 @ 100
   5.250%, 06/01/13                                                                700             756
                                                                                         -------------
                                                                                                 4,117
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 1.4%
Moffat County, Pollution Control,
 Tri-State Generation Project (AMBAC)
   5.500%, 11/01/05                                                      $       1,000   $       1,088
                                                                                         -------------
RECREATIONAL FACILITY AUTHORITY - 3.3%
Denver City & County, Helen G. Bonfils
 Foundation Project, Series B,
 Callable 12/01/07 @ 100
   5.125%, 12/01/17                                                                900             971
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                                                210             229
Jefferson County, Metropolitan YMCA Project,
 Series A, Pre-refunded 08/01/05 @ 100
   7.500%, 08/01/08 (a)                                                          1,000           1,111
                                                                                         -------------
                                                                                                 2,311
                                                                                         -------------
TAX REVENUE - 8.0%
Boulder County Open Space Capital
 Improvement Trust Fund,
 Callable 07/15/10 @ 100
   4.750%, 07/15/12                                                              1,000           1,078
Boulder County Sales & Use Tax (FGIC)
   5.750%, 12/15/05                                                                870             956
Boulder County Sales & Use Tax,
 Escrowed to Maturity (FGIC)
   5.750%, 12/15/05 (b)                                                            130             143
Douglas County Sales & Use Tax (FSA)
   6.000%, 10/15/09                                                                300             356
Larimer County Sales & Use Tax (AMBAC)
   5.000%, 12/15/09                                                                360             408
   5.000%, 12/15/10                                                                460             519
Longmont Sales & Use Tax,
 Callable 11/15/10 @ 100
   5.500%, 11/15/15                                                                500             563
Longmont Sales & Use Tax,
 Callable 11/15/10 @ 101 (AMBAC)
   4.875%, 11/15/18                                                              1,000           1,052
Westminster Sales & Use Tax, Series A,
 Callable 12/01/07 @ 102 (FGIC)
   5.250%, 12/01/11                                                                500             561
                                                                                         -------------
                                                                                                 5,636
                                                                                         -------------
TRANSPORTATION - 8.7%
Colorado Department of Transportation (AMBAC)
   6.000%, 06/15/10                                                              1,000           1,182
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA)
   5.520%, 09/01/17 (c)                                                          1,575             829
   6.400%, 09/01/19 (c)                                                            960             445
   5.650%, 09/01/20 (c)                                                            500             217
   5.396%, 09/01/22 (c)                                                          1,620             614
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.000%, 06/15/14 (c)                                                            750             566
   5.250%, 06/15/15 (c)                                                          2,000           1,507
   5.350%, 06/15/16 (c)                                                          1,000             754
                                                                                         -------------
                                                                                                 6,114
                                                                                         -------------
UTILITIES - 10.5%
Arapahoe County Water & Waste Authority
   5.550%, 12/01/06                                                                140             152
   5.650%, 12/01/07                                                                150             164
   5.750%, 12/01/08                                                                160             176
Arapahoe County Water & Waste Authority,
 Callable 12/01/09 @ 100
   6.000%, 12/01/11                                                      $         185   $         199
Boulder Water & Sewer
   5.750%, 12/01/10                                                              1,545           1,811
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/17                                                                500             562
Colorado State Water Resource & Power Development
 Authority, Small Water Resources, Series A,
 Callable 11/01/10 @ 100 (FGIC)
   5.700%, 11/01/15                                                                100             114
Denver City & County Wastewater,
 Callable 11/01/12 @ 100 (FGIC)
   5.250%, 11/01/17                                                              1,260           1,390
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                                                875             971
Ute Water Conservancy District (MBIA)
   6.000%, 06/15/09                                                                680             802
Westminster Water & Wastewater Utility Enterprise,
 Pre-refunded 12/01/04 @ 100 (AMBAC)
   5.800%, 12/01/05 (a)                                                          1,000           1,053
                                                                                         -------------
                                                                                                 7,394
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             43,783
                                                                                         -------------
GENERAL OBLIGATIONS - 29.7%
Adams County School District No. 12, Series A,
 Callable 12/15/12 @ 100 (FSA)
   5.500%, 12/15/15                                                              1,000           1,141
Arapahoe County School District #5, Cherry Creek,
 Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/11                                                              1,000           1,142
Arapahoe Park & Recreation District (FGIC)
   3.750%, 12/01/10                                                                560             587
Boulder Valley School District #RE-2, Series A,
 Pre-refunded 12/01/04 @ 101 (STAID)
   5.950%, 12/01/07 (a)                                                          1,000           1,067
Boulder, Larimer & Weld Counties,
 School District #R-2, Thompson, Series A,
 Callable 12/15/04 @ 100 (STAID)
   5.900%, 12/15/06                                                              1,000           1,056
Boulder, Larimer & Weld Counties,
 St. Vrain Valley School District,
 Callable 12/15/13 @ 100 (MBIA) (STAID)
   5.250%, 12/15/14                                                              1,000           1,133
Douglas & Elbert Counties, School District #1, Series A,
 Pre-refunded 12/15/04 @ 101 (MBIA) (STAID)
   6.400%, 12/15/11 (a)                                                          1,000           1,074
Eagle, Garfield & Routt Counties, School District #50-J,
 Pre-refunded 12/01/04 @ 102 (FGIC) (STAID)
   6.125%, 12/01/09 (a)                                                          1,290           1,392
El Paso County School District #2, Harrison (STAID)
   7.050%, 12/01/04                                                              1,000           1,069
El Paso County School District #3, Widefield,
 Zero Coupon Bond (MBIA)
   4.700%, 12/15/09 (c)                                                            500             414
El Paso County School District #20, Series A (STAID)
   6.100%, 12/15/05                                                                500             553
Elbert County School District #C-1, Elizabeth
   5.150%, 12/01/08                                                                500             567
Garfield County School District #RE-2,
 Callable 12/01/12 @ 100 (FSA) (STAID)
   5.250%, 12/01/19                                                              1,530           1,667

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Garfield, Pitkin & Eagle Counties School District #1,
 Callable 06/15/04 @ 101 (MBIA) (STAID)
   6.000%, 12/15/04                                                      $       1,000   $       1,044
Jefferson County School
 District #R-001 (MBIA) (STAID)
   6.250%, 12/15/09                                                              1,000           1,201
Jefferson County School District #R-001,
 Callable 12/15/07 @ 101 (STAID)
   5.000%, 12/15/12                                                                200             219
Larimer County School
 District #R-1, Poudre (STAID)
   5.400%, 12/15/04                                                                750             789
Parker Jordan Metropolitan District,
 Callable 12/01/13 @ 100 (MBIA)
   5.000%, 12/01/18                                                                580             625
Pueblo County School District #70, Pueblo Rural,
 Callable 12/01/12 @ 100 (FSA) (STAID)
   4.000%, 12/01/13                                                                445             460
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100
   5.000%, 07/01/18 (d)                                                          1,000           1,099
Summit County School District #R-1,
 Pre-refunded 12/01/04 @ 100
   6.450%, 12/01/08 (a)                                                          1,250           1,329
Westglenn Metropolitan District,
 Callable 12/01/09 @ 100
   6.000%, 12/01/14                                                              1,220           1,320
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                       20,948
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 5.6%
Aurora, Callable 12/01/04 @ 101 (MLO)
   6.000%, 12/01/06                                                              1,000           1,051
Colorado Springs Public Facility Authority,
 Old City Hall Project (FSA) (MLO)
   5.000%, 12/01/10                                                                200             225
Englewood Civic Center Project,
 Callable 12/01/08 @ 100 (MBIA) (MLO)
   4.900%, 06/01/13                                                                585             621
Garfield County Building (AMBAC) (MLO)
   5.750%, 12/01/09                                                                400             470
Garfield County Building,
 Callable 12/01/09 @ 101 (AMBAC) (MLO)
   5.300%, 12/01/11                                                                400             449
Westminster Recreational Facilities,
 Callable 09/01/09 @ 101 (MBIA) (MLO)
   5.200%, 09/01/10                                                              1,000           1,125
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              3,941
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $63,355)                                                                               68,672
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.8%
First American Tax Free Obligations Fund,
 Cl Y (e)                                                                      540,305   $         540
                                                                                         -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $540)                                                                                     540
                                                                                         -------------
TOTAL INVESTMENTS - 98.3%
   (Cost $63,895)                                                                               69,212
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.7%                                                         1,197
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $      70,409
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c) The rate shown is the effective yield at the time of purchase.

(d) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(e) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $100,291, which represents 0.1% of net assets.

Cl - Class

CLE - Connie Lee Insurance Company

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

The accompanying notes are an integral part of the financial statements.

COLORADO TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.1%
REVENUE BONDS - 65.7%
EDUCATION - 7.2%
Colorado State Board of Agriculture,
 Auxiliary Facility Systems,
 Callable 03/01/07 @ 101 (AMBAC)
   5.125%, 03/01/17                                                      $         200   $         216
Colorado State Educational & Cultural
 Facilities Authority,
 Ave Marie School Project,
 Callable 12/01/10 @ 100 (AG)
   6.000%, 12/01/16                                                                200             231
Colorado State Educational & Cultural
 Facilities Authority,
 Classical Academy Charter School Project
   6.375%, 12/01/11                                                                675             715
Colorado State Educational & Cultural
 Facilities Authority,
 Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                                                100             109
Colorado State Educational & Cultural
 Facilities Authority,
 University of Denver Project,
 Callable 03/01/11 @ 100 (AMBAC)
   5.350%, 03/01/20                                                                500             543
University of Northern Colorado,
 Auxiliary Facility System,
 Pre-refunded 06/01/07 @ 100 (MBIA)
   5.600%, 06/01/24 (a)                                                            165             187
                                                                                         -------------
                                                                                                 2,001
                                                                                         -------------
HEALTHCARE - 18.0%
Boulder County Longmont
 United Hospital Project (AG)
   5.250%, 12/01/09                                                                260             291
   5.300%, 12/01/10                                                                330             367
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                                250             269
Colorado State Health Facilities Authority,
 Covenant Retirement Communities, Series B,
 Callable 12/01/12 @ 101
   6.125%, 12/01/33                                                                350             351
Colorado State Health Facilities Authority,
 The Devereux Foundation,
 Callable 11/01/12 @ 100 (RAAI)
   5.000%, 11/01/22                                                                250             253
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                                                150             163
Colorado State Health Facilities Authority,
 National Jewish Medical & Research Center Project,
 Callable 01/01/08 @ 100
   5.375%, 01/01/16                                                                300             307
Colorado State Health Facilities Authority,
 Parkview Medical Center
   5.500%, 09/01/07                                                                500             541
   5.600%, 09/01/11                                                                300             323
Colorado State Health Facilities Authority,
 Portercare Adventist Project,
 Callable 11/15/11 @ 101
   6.500%, 11/15/23                                                                600             657
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project,
 Callable 09/15/08 @ 101
   5.300%, 09/15/09                                                      $         250   $         255
Colorado State Health Facilities Authority,
 Vail Valley Medical Center,
 Callable 01/15/12 @ 100
   5.800%, 01/15/27                                                                500             509
Colorado State Health Facilities Authority,
 Vail Valley Medical Center, Series A,
 Callable 01/15/05 @ 101 (ACA)
   6.500%, 01/15/13                                                                250             260
Delta County Memorial Hospital District Enterprise,
 Callable 09/01/13 @ 100
   5.350%, 09/01/17                                                                220             222
La Junta, Arkansas Valley Regional
 Medical Center Project,
 Callable 04/01/09 @ 101
   6.100%, 04/01/24                                                                100             100
University of Colorado Hospital Authority
   5.600%, 11/15/31                                                                100             102
                                                                                         -------------
                                                                                                 4,970
                                                                                         -------------
HOUSING - 2.5%
Colorado State Housing Finance Authority,
 Multifamily Project, Class I, Series B-4,
 Callable 10/01/10 @ 100
   5.900%, 04/01/31                                                                100             105
Colorado State Housing Finance Authority, Series E-2,
 Callable 08/01/10 @ 105 (AMT)
   7.000%, 02/01/30                                                                145             151
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series A-2,
 Callable 10/01/09 @ 105 (AMT)
   7.450%, 10/01/16                                                                 35              37
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series B-2,
 Callable 04/01/10 @ 105 (AMT)
   7.100%, 04/01/17                                                                 90              93
El Paso County, Series D, Zero Coupon Bond,
 Escrowed to Maturity (AMT) (FSA) (GNMA)
   6.000%, 07/01/11 (b) (c)                                                        400             296
                                                                                         -------------
                                                                                                   682
                                                                                         -------------
MISCELLANEOUS - 4.1%
Colorado State Educational & Cultural
 Facilities Authority,
 Nashville Public Radio,
 Callable 04/01/12 @ 100
   5.875%, 04/01/22                                                                250             261
Colorado State Educational & Cultural
 Facilities Authority,
 National Conference of State Legislatures,
 Callable 06/01/11 @ 100
   5.250%, 06/01/21                                                                750             771
Denver City & County, Helen G. Bonfils
 Foundation Project, Series B,
 Callable 12/01/07 @ 100
   5.125%, 12/01/17                                                                100             108
                                                                                         -------------
                                                                                                 1,140
                                                                                         -------------
RECREATIONAL FACILITY AUTHORITY - 0.8%
Hyland Hills Metropolitan Park & Recreational
 District, Series A,
 Callable 12/15/07 @ 101
   6.100%, 12/15/09                                                                200             218
                                                                                         -------------

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
TAX REVENUE - 7.1%
Boulder County Sales & Use Tax, Series A,
 Callable 12/15/09 @ 101 (FGIC)
   5.800%, 12/15/16                                                      $         495   $         573
   6.000%, 12/15/19                                                                200             232
Douglas County Sales & Use Tax,
 Callable 10/15/10 @ 100 (FSA)
   5.625%, 10/15/20                                                                200             224
Highlands Ranch Metropolitan District #2,
 Callable 06/15/06 @ 101 (FSA)
   5.000%, 06/15/16                                                                200             215
Larimer County Sales & Use Tax,
 Callable 12/15/10 @ 100 (AMBAC)
   5.625%, 12/15/18                                                                100             113
Metex Metropolitan District, Series A,
 Callable 12/01/07 @ 101 (MBIA)
   5.800%, 12/01/16                                                                350             398
Mountain Village Metropolitan District,
 San Miguel County,
 Callable 12/01/07 @ 101 (MBIA)
   5.200%, 12/01/17                                                                200             219
                                                                                         -------------
                                                                                                 1,974
                                                                                         -------------
TRANSPORTATION - 10.9%
Denver City & County Airport, Series E,
 Callable 11/15/07 @ 101 (MBIA)
   5.250%, 11/15/23                                                                500             525
The E-470 Public State Authority, Series A,
 Callable 09/01/07 @ 101 (MBIA)
   5.000%, 09/01/16                                                                750             809
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.000%, 06/15/14 (b)                                                            750             566
   5.160%, 06/15/15 (b)                                                            500             377
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond,
 Callable 06/15/16 @ 100 (AMBAC)
   5.700%, 06/15/21 (b)                                                          1,000             721
                                                                                         -------------
                                                                                                 2,998
                                                                                         -------------
UTILITIES - 15.1%
Arapahoe County Water & Wastewater (MBIA)
   5.000%, 12/01/26                                                                750             763
Boulder Water & Sewer,
 Callable 12/01/10 @ 100
   5.700%, 12/01/19                                                                300             340
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/19                                                                400             444
Colorado State Water Reserve & Power
 Development Authority, Series A,
 Callable 11/01/12 @ 100 (FGIC)
   5.000%, 11/01/22                                                                250             259
Colorado Water Power Development Authority
   5.250%, 09/01/11                                                                300             342
Denver City & County, Wastewater,
 Callable 11/01/12 @ 100 (FGIC)
   5.000%, 11/01/20                                                                500             526
   5.125%, 11/01/22                                                                250             262
Fort Collins Wastewater Utility Enterprise,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/20                                                                300             331
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                                      $         500   $         555
Pueblo County Board of Waterworks, Series A,
 Callable 11/01/10 @ 100 (FSA)
   5.875%, 11/01/18                                                                305             352
                                                                                         -------------
                                                                                                 4,174
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             18,157
                                                                                         -------------
GENERAL OBLIGATIONS - 14.5%
Adams & Arapahoe Counties
 Joint School District #28J, Aurora, Series C,
 Callable 12/01/06 @ 102 (STAID)
   5.350%, 12/01/15                                                                300             323
Adams County School District #12,
 Callable 12/15/07 @ 101 (FGIC)
   5.400%, 12/15/16                                                                250             288
Arapahoe County School District #5, Cherry Creek,
 Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/19                                                                550             610
Boulder Open Space Acquisition,
 Callable 08/15/10 @ 100
   5.450%, 08/15/16                                                                350             391
Clear Creek School District #1,
 Pre-refunded 12/01/10 @ 100 (FSA) (STAID)
   5.750%, 12/01/17 (a)                                                            200             237
Douglas County School District #RE-1,
 Callable 12/15/12 @ 100 (FSA)
   5.125%, 12/15/25                                                                750             772
El Paso County School District #38,
 Pre-refunded 12/01/10 @ 100 (STAID)
   6.375%, 12/01/18 (a)                                                            200             245
   6.000%, 12/01/24 (a)                                                            250             300
El Paso County School District #49,
 Falcon, Series A,
 Callable 12/01/09 @ 105 (FSA) (STAID)
   6.000%, 12/01/18                                                                200             235
Morgan County School District #RE-3,
 Callable 12/01/09 @ 100 (AMBAC)
   4.800%, 12/01/18                                                                250             259
Pueblo County, School District #70,
 Pre-refunded 12/01/09 @ 100 (FGIC) (STAID)
   6.000%, 12/01/18 (a)                                                            100             120
Puerto Rico Commonwealth, Public Improvements,
 Callable 07/01/05 @ 101
   6.000%, 07/01/29                                                                200             218
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                        3,998
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 13.9%
Arapahoe County Building Finance Authority,
 Callable 02/15/10 @ 100 (AMBAC)
   5.250%, 02/15/19                                                                400             432
   5.250%, 02/15/21                                                                650             690
Broomfield Open Space Park & Recreation Facilities,
 Callable 12/01/10 @ 100 (AMBAC)
   5.500%, 12/01/20                                                                800             881
Colorado Springs Old City Hall Project,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/17                                                                200             225
   5.500%, 12/01/20                                                                200             221
Denver City & County, Series A,
 Callable 05/01/10 @ 100 (MBIA)
   5.500%, 05/01/17                                                                400             447

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)/SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
Eagle County, Callable 12/01/09 @ 101 (MBIA)
   5.400%, 12/01/18                                                      $         300   $         332
Fremont County Lease,
 Callable 12/15/07 @ 101 (MBIA) (MLO)
   5.300%, 12/15/17                                                                250             287
Garfield County, Callable 12/01/09 @ 101 (AMBAC)
   5.750%, 12/01/19                                                                300             340
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              3,855
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $23,487)                                                                               26,010
                                                                                         -------------
RELATED PARTY MONEY MARKET FUND - 4.0%
First American Tax Free Obligations Fund,
 Cl Y (d)                                                                    1,118,634           1,119
                                                                                         -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $1,119)                                                                                 1,119
                                                                                         -------------
TOTAL INVESTMENTS - 98.1%
   (Cost $24,606)                                                                               27,129
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.9%                                                           514
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $      27,643
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) The rate shown is the effective yield at the time of purchase.

(c) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ACA - American Capital Access

AG - Asset Guaranty

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $576,135, which represents 2.1% of net assets.

Cl - Class

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding


INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.4%
ALABAMA - 0.9%
Alabama State Docks Department,
 Callable 10/01/08 @ 102 (MBIA) (RB)
   5.250%, 10/01/10                                                      $       3,000   $       3,375
Anniston, Regional Medical Center Board,
 Northeast Alabama Regional Medical
 Center Project,
 Escrowed to Maturity (RB)
   8.000%, 07/01/11 (a)                                                          1,400           1,779
West Jefferson Amusement & Public Park
 Authority, First Mortgage, Visionland
 Alabama Project,
 Pre-refunded 12/01/06 @ 102 (RB)
   7.500%, 12/01/08 (b)                                                            975           1,066
                                                                                         -------------
                                                                                                 6,220
                                                                                         -------------
ALASKA - 1.1%
Alaska Energy Authority, Bradley Lake,
 Third Series (FSA) (RB)
   6.000%, 07/01/10                                                              2,610           3,083
Alaska State Housing Finance Corporation,
 Series A (MBIA) (RB)
   5.350%, 06/01/06                                                                380             382
Alaska State Housing Finance Corporation,
 Series A (RB)
   5.900%, 12/01/04                                                                700             733
Alaska State Housing Finance Corporation,
 Series A, Callable 06/01/04 @ 102 (RB)
   5.400%, 12/01/23                                                              3,000           3,040
Alaska State Housing Finance Corporation,
 Series A, Callable 12/01/05 @ 102 (MBIA) (RB)
   5.400%, 12/01/08                                                              1,000           1,058
                                                                                         -------------
                                                                                                 8,296
                                                                                         -------------
ARIZONA - 3.4%
Arizona Health Facilities Authority,
 Pre-refunded 11/01/03 @ 102 (RB)
   7.250%, 11/01/14 (b)                                                          5,445           5,557
Arizona State Municipal Financing Program,
 Escrowed to Maturity (COP) (MLO)
   8.750%, 08/01/07 (a)                                                          1,500           1,883
Arizona State Municipal Financing Program,
 Series 15, Escrowed to Maturity (COP)
   8.750%, 08/01/07 (a)                                                          2,085           2,615
Arizona State Transportation Highway Board (RB)
   8.000%, 07/01/05                                                              5,000           5,588
Arizona Tourism & Sports Authority, Multipurpose
 Stadium Facility, Series A (MBIA) (RB)
   4.500%, 07/01/13                                                              1,000           1,076
Maricopa County School District #69,
 Paradise Valley (GO) (MBIA)
   5.300%, 07/01/11                                                              1,000           1,141
Phoenix Street & Highway User (RB)
   6.500%, 07/01/09                                                                180             183
   6.250%, 07/01/11                                                                900             913
Phoenix, Series A (GO)
   5.550%, 07/01/09                                                              1,000           1,160
Tucson Airport Authority (FSA) (RB)
   5.000%, 06/01/13                                                              2,760           3,052

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Yavapai County Industrial Development Authority,
 Waste Management Project,
 Mandatory Put 06/01/05 @ 100 (AMT) (RB)
   4.625%, 06/01/27                                                      $       2,000   $       2,052
                                                                                         -------------
                                                                                                25,220
                                                                                         -------------
ARKANSAS - 0.4%
Pulaski County, Residential Housing
 Facilities Board,
 Escrowed to Maturity (FHA) (RB) (VA)
   7.250%, 06/01/10 (a)                                                          2,640           3,101
                                                                                         -------------
CALIFORNIA - 4.3%
ABAG Financial Authority,
 Archstone Redwood Housing Project,
 Series A (RB)
   5.300%, 10/01/08                                                                290             310
ABC Unified School District,
 Series A (GO) (MBIA)
   4.900%, 02/01/20                                                              1,615           1,736
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (COP) (MBIA) (MLO)
   5.400%, 04/01/09                                                              1,000           1,127
California State Department of Water, Series A,
 Callable 05/01/12 @ 101 (RB)
   5.875%, 05/01/16                                                              2,000           2,243
California State, Callable 08/01/13 @ 100 (GO)
   5.000%, 02/01/16                                                              1,000           1,056
   5.000%, 02/01/17                                                              2,000           2,096
California State, Callable 11/01/11 @ 100 (GO)
   5.000%, 11/01/18                                                              5,000           5,168
California Statewide Communities Development
 Authority, Archstone Seascape,
 Mandatory Put 06/01/08 @ 100 (RB)
   5.250%, 06/01/29                                                              1,000           1,063
California Statewide
 Communities Development Authority,
 Elder Care Alliance, Series A (RB)
   7.250%, 11/15/11                                                              1,450           1,443
California Statewide Communities Development
 Authority, Multifamily Housing,
 Citrus Gardens Apartments,
 Callable 07/01/12 @ 102 (RB)
   5.375%, 07/01/26                                                                500             503
California Statewide
 Communities Development Authority,
 Waste Management Project,
 Mandatory Put 04/01/04 @ 100 (AMT) (RB)
   4.950%, 04/01/11                                                                750             758
Golden State Tobacco Securitization,
 Callable 06/01/10 @ 100 (GO)
   5.600%, 06/01/28                                                              2,000           2,012
Golden State Tobacco Securitization,
 Series B (RB)
   5.000%, 06/01/12                                                              1,000           1,073
Hacienda La Puente Unified School District,
 Capital Appreciation, Election 2000, Series B,
 Zero Coupon Bond (FSA) (GO)
   4.580%, 08/01/14 (c) (d)                                                        100              63
La Verne, Brethren Hillcrest Homes, Series B,
 Callable 02/15/13 @ 101 (ACA) (COP)
   5.600%, 02/15/33                                                              1,150           1,173
Mountain View Los Altos School District,
 Callable 05/01/07 @ 102 (GO)
   6.500%, 05/01/17                                                              2,000           2,309
Oxnard Redevelopment Agency,
 Callable 06/21/04 @ 103 (COP)
   4.125%, 07/01/05                                                      $         500   $         519
Roseville California JT High School,
 Callable 08/01/11 @ 101 (GO)
   5.100%, 08/01/19                                                                390             413
San Diego County,
 Developmental Services Foundation,
 Callable 09/01/12 @ 100 (COP)
   5.500%, 09/01/27                                                              2,250           2,255
San Marcos, Escrowed to Maturity,
 Zero Coupon Bond (COP)
   4.890%, 02/15/06 (a) (c)                                                      1,085           1,047
San Mateo Unified High School District, Series B,
 Zero Coupon Bond (FGIC) (GO)
   5.150%, 09/01/17 (c)                                                          1,000             527
Victor Elementary School District, Series A,
 Zero Coupon Bond (FGIC) (GO)
   5.660%, 08/01/23 (c)                                                          2,030             726
Woodland Financial Authority,
 Callable 03/01/13 @ 102 (RB) (XLCA)
   4.700%, 03/01/19                                                                815             835
   4.800%, 03/01/20                                                                855             876
                                                                                         -------------
                                                                                                31,331
                                                                                         -------------
COLORADO - 5.6%
Arapahoe County, Single Family, Escrowed to
 Maturity, Zero Coupon Bond (RB)
   3.340%, 09/01/10 (a) (c)                                                      9,320           7,376
Boulder County Open Space Capital Improvement
 Trust Fund, Callable 07/15/10 @ 100 (RB)
   4.750%, 07/15/12                                                                400             431
Colorado Department of Transportation
 (AMBAC) (RB)
   6.000%, 06/15/08                                                              3,000           3,497
Colorado State Educational & Cultural
 Facilities Authority,
 Bromley East Charter School Project,
 Callable 09/15/11 @ 100 (RB)
   6.750%, 09/15/15                                                              1,200           1,239
Colorado State Educational & Cultural
 Facilities Authority,
 Classical Academy Charter School Project (RB)
   6.375%, 12/01/11                                                                960           1,017
Colorado State Educational & Cultural
 Facilities Authority,
 Classical Academy Charter School Project,
 Callable 12/01/11 @ 100 (RB)
   6.750%, 12/01/16                                                              1,500           1,555
   7.250%, 12/01/21                                                              1,500           1,557
Colorado State Educational & Cultural Facilities
 Authority, Johnson & Wales University Project,
 Series A, Callable 04/01/13 @ 100 (RB) (XLCA)
   5.000%, 04/01/28                                                              1,000           1,011
Colorado State Educational & Cultural
 Facilities Authority,
 Pinnacle Charter School Project (RB)
   5.250%, 12/01/11                                                              1,635           1,652
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A (RB)
   5.000%, 03/01/12                                                                745             802

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 10/01/12 @ 100 (RB)
   5.900%, 10/01/27                                                      $         250   $         255
Colorado State Health Facilities Authority,
 Retirement Facilities, Escrowed to Maturity,
 Zero Coupon Bond (RB)
   5.500%, 07/15/20 (a) (c)                                                     10,000           4,407
Colorado State Housing Finance Authority,
 Series A-2, Callable 05/01/06 @ 105 (RB)
   7.150%, 11/01/14                                                                335             336
Colorado Water & Power Development Authority,
 Series A (RB)
   5.250%, 09/01/13                                                              2,100           2,392
El Paso County School District #2, Harrison,
 Callable 12/01/11 @ 100 (FGIC) (GO) (STAID)
   5.500%, 12/01/16                                                              1,280           1,444
Jefferson County School District #R-1 (GO) (MBIA)
   6.500%, 12/15/11                                                              2,000           2,461
Jefferson County School District #R-1,
 Callable 12/15/08 @ 101 (FGIC) (GO) (STAID)
   5.250%, 12/15/11                                                              1,000           1,123
Loveland, Escrowed to Maturity (GO)
   8.875%, 11/01/05 (a)                                                          1,065           1,156
Mesa County, Escrowed to Maturity,
 Zero Coupon Bond (RB)
   3.539%, 12/01/11 (a) (c)                                                      5,500           4,067
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC) (RB)
   5.250%, 06/15/15 (c)                                                          2,750           2,073
Westminster Water & Wastewater Utilities
 Improvement,
 Callable 12/01/04 @ 100 (AMBAC) (RB)
   6.000%, 12/01/09                                                              1,000           1,056
                                                                                         -------------
                                                                                                40,907
                                                                                         -------------
CONNECTICUT - 0.7%
Mashantucket Western Pequot Tribe, Series A,
 Callable 09/01/06 @ 102,
 Pre-refunded 09/01/07 @ 101 (RB)
   6.400%, 09/01/11 (b) (e)                                                      4,170           4,794
                                                                                         -------------
DELAWARE - 0.9%
Delaware State Economic Development Authority,
 Pre-refunded 07/01/05 @ 102 (RB)
   7.625%, 07/01/25 (b)                                                          2,800           3,156
Delaware State Health Facilities Authority,
 Partially Pre-refunded 04/01/04
 and 10/01/04 @ 100 (RB)
   7.000%, 10/01/15 (b)                                                          1,265           1,315
New Castle County, Callable 10/01/03 @ 102 (GO)
   5.300%, 10/01/05                                                              2,000           2,047
                                                                                         -------------
                                                                                                 6,518
                                                                                         -------------
FLORIDA - 1.7%
Escambia County Health Facilities Authority,
 Ascension Health Credit, Series A (RB)
   5.250%, 11/15/14                                                              2,000           2,194
Florida State Municipal Loan Council, Series C,
 Callable 11/01/12 @ 101 (MBIA) (RB)
   5.250%, 11/01/14                                                              1,325           1,492
Greater Orlando Aviation Authority,
 Airport Facilities (AMT) (FGIC) (RB)
   5.250%, 10/01/09                                                              1,815           2,025
Lee County Industrial Development Authority,
 Shell Point Village Health Project, Series A (RB)
   5.500%, 11/15/08                                                      $       1,000   $       1,078
Palm Beach County Health Facilities Authority,
 Abbey Delray South, Life Care Retirement
 Community (RB)
   5.250%, 10/01/13                                                              1,400           1,418
Palm Beach County Housing Facilities, Lourdes
 Noreen McKeen (RAAI) (RB)
   3.500%, 12/01/08                                                                785             817
   3.750%, 12/01/09                                                                815             849
Tampa Excise Tax, Callable 10/01/03 @ 100 (RB)
   6.125%, 04/01/08                                                              2,000           2,268
                                                                                         -------------
                                                                                                12,141
                                                                                         -------------
GEORGIA - 0.2%
Cherokee County Water & Sewer Authority,
 Escrowed to Maturity,
 Callable 02/01/04 @ 101.50 (MBIA) (RB)
   11.250%, 08/01/07 (a)                                                         1,445           1,824
                                                                                         -------------
HAWAII - 1.4%
Hawaii State Airport System,
 Series B (AMT) (FGIC) (RB)
   6.250%, 07/01/06                                                              2,000           2,233
Hawaii State Harbor System,
 Series A (AMT) (FSA) (RB)
   5.250%, 07/01/08                                                              2,270           2,545
Hawaii State, Series CY (FSA) (GO)
   5.250%, 02/01/10                                                              5,000           5,669
                                                                                         -------------
                                                                                                10,447
                                                                                         -------------
IDAHO - 0.1%
Ada & Canyon Counties, Joint School District #2,
 Pre-refunded 07/30/05 @ 101 (GO)
   5.500%, 07/30/11 (b)                                                          1,000           1,089
                                                                                         -------------
ILLINOIS - 17.6%
Bolingbrook, Capital Appreciation, Escrowed to
 Maturity, Zero Coupon Bond (FGIC) (GO)
   4.950%, 01/01/06 (a) (c)                                                      1,000             966
Bolingbrook, Capital Appreciation,
 Zero Coupon Bond (GO)
   4.850%, 01/01/05 (c)                                                          1,080           1,063
Champaign County Community Unit School
 District #004 (GO)
   8.250%, 01/01/09                                                              1,315           1,653
Chicago Water, Zero Coupon Bond (FGIC) (RB)
   6.776%, 11/01/08 (c)                                                          5,150           4,492
   5.260%, 11/01/09 (c)                                                          6,450           5,358
Chicago, City Colleges,
 Zero Coupon Bond (FGIC) (GO)
   5.900%, 01/01/15 (c)                                                         10,000           6,114
Chicago, Midway Airport Project,
 Series C (MBIA) (RB)
   5.500%, 01/01/14                                                              1,300           1,466
Chicago, Park District, Parking Facilities
 Authority (ACA) (RB)
   5.500%, 01/01/08                                                              3,585           4,085
Chicago, Project & Refunding (AMBAC) (GO)
   6.250%, 01/01/08                                                              1,000           1,163
Chicago, Project & Refunding (FSA) (GO)
   5.500%, 01/01/13                                                              1,000           1,142
Chicago, Project & Refunding, Series A (FGIC) (GO)
   5.250%, 01/01/11                                                              5,000           5,641

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Chicago, Single Family Mortgages, Series A,
 Callable 03/01/06 @ 103 (AMT) (FHLMC)
 (FNMA) (GNMA) (RB)
   5.250%, 03/01/13                                                      $          90   $          91
Cook County Community High School District #219,
 Zero Coupon Bond (FSA) (GO)
   4.900%, 12/01/07 (c)                                                          1,560           1,414
Cook County Community Unit School District #65,
 Evanston, Series A (FSA) (GO)
   6.375%, 05/01/09                                                              3,000           3,579
Cook County Community Unit School District #102,
 Zero Coupon Bond (FGIC) (GO)
   5.200%, 12/01/13 (c)                                                          2,440           1,600
Cook County Community Unit School District #401
 Elmwood Park,
 Zero Coupon Bond (FSA) (GO)
   5.800%, 12/01/11 (c)                                                          3,625           2,672
Cook County High School District #200, Oak Park,
 Zero Coupon Bond (FSA) (GO)
   4.900%, 12/01/06 (c)                                                          2,265           2,135
Cook County School District #99 (FGIC) (GO)
   8.500%, 12/01/04                                                              1,000           1,084
Cook County School District #123, Oak Lawn,
 Capital Appreciation,
 Zero Coupon Bond (MBIA) (GO)
   5.100%, 12/01/15 (c)                                                          2,250           1,315
Cook County Township High School District #225,
 Northfield Township (GO)
   5.000%, 12/01/15 (d)                                                          1,405           1,569
Cook County, Escrowed to Maturity (MBIA) (GO)
   7.250%, 11/01/07 (a)                                                          2,000           2,265
Cook County, Series A (MBIA) (GO)
   6.250%, 11/15/11                                                              1,000           1,205
Du Page County Community High School District #94,
 West Chicago (FSA) (GO)
   7.250%, 11/01/09                                                              1,780           2,221
Granite Single Family Mortgage (RB)
   7.750%, 10/01/11                                                                820           1,008
Illinois Development Finance Authority,
 Midwestern University, Series B,
 Callable 05/15/11 @ 101 (RB)
   5.750%, 05/15/16                                                                350             374
Illinois State (AMBAC) (COP) (MLO)
   6.000%, 07/01/06                                                              1,000           1,119
Illinois State Development Finance Authority,
 Elgin School District, Zero Coupon Bond (RB)
   5.210%, 01/01/18 (c)                                                          2,750           1,401
Illinois State Development Finance Authority,
 Elmhurst Community School #205,
 Callable 01/01/11 @ 100 (FSA) (RB)
   6.375%, 01/01/13                                                              1,025           1,223
Illinois State Development Finance Authority,
 Waste Management Project (AMT) (RB)
   5.850%, 12/01/07                                                              1,000           1,063
Illinois State Educational Facilities Authority,
 Loyola University of Chicago, Series A,
 Escrowed to Maturity (RB)
   7.000%, 07/01/07 (a)                                                          1,000           1,161
Illinois State Educational Facilities Authority,
 The Art Institute of Chicago,
 Mandatory Put 03/01/06 @ 100 (RB)
   4.700%, 03/01/30                                                              4,500           4,774
Illinois State Health Facilities Authority (RB)
   6.500%, 02/15/06                                                      $       1,130   $       1,244
Illinois State Health Facilities Authority,
 Covenant Retirement Communities,
 Series A (RAAI) (RB)
   3.875%, 12/01/08                                                              1,000           1,053
   4.350%, 12/01/10                                                              1,605           1,685
Illinois State Health Facilities Authority,
 Evangelical, Escrowed to Maturity (RB)
   6.750%, 04/15/12 (a)                                                          1,320           1,617
Illinois State Health Facilities Authority,
 Mercy Hospital & Medical Center, Escrowed to
 Maturity, Callable 10/01/03 @ 100 (RB)
   10.000%, 01/01/15 (a)                                                           820           1,150
Illinois State Sales Tax (RB)
   6.000%, 06/15/09                                                              2,500           2,943
   5.100%, 06/15/10                                                              2,000           2,255
Illinois State, Callable 06/01/09 @ 101 (FGIC) (GO)
   5.375%, 06/01/10                                                              2,000           2,314
Illinois State, First Series,
 Callable 08/01/10 @ 100 (GO)
   5.500%, 08/01/15                                                              4,500           5,040
Kane County School District #129, Aurora
 West Side, Series A (GO) (MBIA)
   6.500%, 02/01/07                                                              1,000           1,149
Lake County Community Unit School District #50,
 Woodland (GO) (MBIA)
   8.500%, 01/01/07                                                              1,460           1,766
Lake County Community School District #50,
 Woodland, Series A,
 Callable 12/01/08 @ 100 (FGIC) (GO)
   5.000%, 12/01/09                                                              1,000           1,110
Lake County Community Unit School District #60,
 Waukegan, Series B (FSA) (GO)
   6.000%, 12/01/07                                                              2,785           3,226
   7.500%, 12/01/08                                                              3,640           4,533
Lake County School District #56,
 Gurnee (FGIC) (GO)
   8.375%, 01/01/10                                                              1,290           1,677
Madison & Jersey Counties Unit School District #11,
 Alton, Capital Appreciation,
 Zero Coupon Bond (FSA) (GO)
   5.350%, 12/01/19 (c)                                                          2,100             959
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Zero Coupon Bond (FGIC) (RB)
   5.000%, 06/15/09 (c)                                                             35              30
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Callable 06/15/06 @ 102 (AMBAC) (RB)
   6.000%, 06/15/07                                                                750             845
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Callable 12/15/09 @ 101 (FGIC) (RB)
   5.550%, 12/15/11                                                                675             773
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A, Escrowed to Maturity,
 Zero Coupon Bond (FGIC) (RB)
   5.000%, 06/15/09 (a) (c)                                                      1,465           1,237
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Pre-refunded 06/15/06 @ 102 (AMBAC) (RB)
   6.000%, 06/15/07 (b)                                                            250             285

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority,
 State Sales Tax,
 Zero Coupon Bond (FGIC) (MBIA) (RB)
   5.200%, 06/15/17 (c)                                                  $       1,000   $         676
Morton Grove Residential Housing,
 Escrowed to Maturity (MBIA) (RB)
   7.350%, 09/01/09 (a) (e)                                                      5,570           6,984
Rockford School District #205 (FGIC) (GO)
   5.000%, 02/01/14                                                                500             554
Springfield Electric Revenue (MBIA) (RB)
   6.000%, 03/01/06                                                              1,050           1,162
St. Clair County,
 Callable 10/01/09 @ 102 (FGIC) (GO)
   6.000%, 10/01/11                                                              1,000           1,177
St. Clair County, Public Building,
 Series C (FGIC) (RB)
   6.000%, 12/01/09                                                              2,175           2,571
University of Illinois,
 Escrowed to Maturity (RB)
   6.100%, 10/01/03 (a)                                                          1,005           1,005
Will County School District #86,
 Zero Coupon Bond (FSA) (GO)
   5.600%, 11/01/17 (c)                                                          3,870           2,020
Will County School District #365,
 Zero Coupon Bond (FSA) (GO)
   4.530%, 11/01/05 (c)                                                          1,685           1,636
Winnebago & Boone Counties School District #205,
 Series C, Partially Escrowed to
 Maturity (FGIC) (GO)
   6.000%, 02/01/08 (a)                                                          5,065           5,854
Winnebago County School District #122,
 Harlem-Love Park,
 Zero Coupon Bond (FSA) (GO)
   5.200%, 01/01/17 (c)                                                          3,000           1,627
                                                                                         -------------
                                                                                               128,573
                                                                                         -------------
INDIANA - 2.4%
Crown Point Multi-School Building,
 First Mortgage (MBIA) (RB)
   7.625%, 01/15/08                                                              1,000           1,217
Evansville Vanderburgh, Public Leasing,
 Callable 01/15/12 @ 100 (MBIA) (RB)
   5.750%, 07/15/18                                                              1,000           1,115
Franklin Township Independent School Building
 Corporation (RB)
   5.750%, 07/15/09                                                              1,235           1,448
Gary Sanitation District, Special Tax
 District (GO) (RAAI)
   3.750%, 02/01/11                                                              1,260           1,254
Indiana State Educational Facilities Authority,
 St. Joseph's College Project (RB)
   6.100%, 10/01/09                                                              1,360           1,495
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   6.600%, 10/01/14                                                              1,410           1,513
Indiana State Housing Authority, Series B-1,
 Callable 07/01/05 @ 102 (RB)
   6.150%, 07/01/17                                                                700             710
Indiana Transportation Finance Authority,
 Escrowed to Maturity,
 Callable 06/01/11 @ 100 (RB)
   5.750%, 06/01/12 (a)                                                            180             210
Indiana Transportation Finance Authority,
 Series A (AMBAC) (RB)
   5.750%, 06/01/12                                                      $       1,820   $       2,127
Indiana University, Series K,
 Zero Coupon Bond (MBIA) (RB)
   5.360%, 08/01/11 (c)                                                          2,750           2,053
Indianapolis Industry Local Public Improvement
 Board, Series D (RB)
   6.600%, 02/01/07                                                              1,960           2,247
St. Joseph County Hospital,
 Callable 02/15/08 @ 101 (MBIA) (RB)
   4.750%, 08/15/12                                                              1,000           1,045
Zionsville Community Schools Building,
 First Mortgage Bonds,
 Callable 01/15/12 @ 100 (FGIC) (RB) (STAID)
   5.750%, 07/15/15                                                                775             879
                                                                                         -------------
                                                                                                17,313
                                                                                         -------------
IOWA - 1.3%
Iowa Higher Education Authority,
 Callable 10/01/12 @ 100 (ACA) (RB)
   5.500%, 10/01/28                                                              2,000           2,074
Iowa Higher Education Authority,
 Central College (RB)
   5.450%, 10/01/26                                                              1,000           1,040
Muscatine Electric, Escrowed to Maturity,
 Callable 01/01/04 @ 100 (RB)
   9.700%, 01/01/13 (a)                                                          2,140           2,893
Salix Pollution Control, Interstate Power Company,
 Mandatory Put 01/01/04 @ 100 (RB)
   4.200%, 01/01/13                                                              3,450           3,463
                                                                                         -------------
                                                                                                 9,470
                                                                                         -------------
KANSAS - 1.5%
Butler County Public Building Authority (MBIA) (RB)
   6.375%, 10/01/10                                                              1,000           1,209
Hays Water & Sewer,
 Escrowed to Maturity,
 Callable 03/01/04 @ 100 (RB)
   6.500%, 03/01/07 (a)                                                          1,000           1,157
Johnson County Residual Housing,
 Escrowed to Maturity, Zero Coupon Bond,
 Callable 05/01/12 @ 100 (RB)
   3.800%, 05/01/12 (a) (c)                                                      7,500           5,351
Sedgwick & Shawnee Counties, Single Family
 Mortgages, Series A-2 (GNMA) (RB)
   6.700%, 06/01/29                                                              1,560           1,649
Sedgwick County School District #267
 (AMBAC) (GO)
   5.250%, 11/01/12                                                              1,045           1,191
                                                                                         -------------
                                                                                                10,557
                                                                                         -------------
KENTUCKY - 1.0%
Kentucky State Economic Development Finance
 Authority, Scottsville Medical Center, Series A,
 Pre-refunded 11/01/04 @ 103 (RB)
   9.000%, 11/01/24 (b)                                                          2,215           2,459
Kentucky State Turnpike Authority,
 Escrowed to Maturity (RB)
   7.200%, 07/01/09 (a)                                                          1,240           1,445
Kentucky State Turnpike Authority,
 Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   6.000%, 07/01/11 (a)                                                            815             934

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Louisville Water,
 Escrowed to Maturity (RB)
   6.000%, 11/15/07 (a)                                                  $       1,250   $       1,444
Louisville Water,
 Escrowed to Maturity,
 Callable 10/01/03 @ 101 (RB)
   6.375%, 11/01/07 (a)                                                          1,000           1,024
                                                                                         -------------
                                                                                                 7,306
                                                                                         -------------
LOUISIANA - 0.3%
Louisiana Local Government Environmental
 Facilities, Community Development Authority,
 Callable 01/01/12 @ 101 (AMT) (RB)
   6.650%, 01/01/25                                                                870             902
Orleans Parish, Parishwide School District,
 Series A (FGIC) (GO)
   7.375%, 09/01/07                                                              1,145           1,377
                                                                                         -------------
                                                                                                 2,279
                                                                                         -------------
MAINE - 0.3%
Maine Municipal Bond Bank, Series B (FSA) (GO)
   5.750%, 11/01/10                                                              2,000           2,349
                                                                                         -------------
MASSACHUSETTS - 4.0%
Boston Industrial Development Financing
 Authority, Crosstown Center Project,
 Callable 09/01/12 @ 102 (AMT) (RB)
   6.500%, 09/01/35                                                              2,000           1,972
Massachusetts Bay Transportation Authority,
 General Transportation System Project,
 Series C (FGIC) (RB)
   5.750%, 03/01/10                                                              2,100           2,445
Massachusetts Bay Transportation Authority,
 Series A (RB)
   6.250%, 03/01/12                                                              1,875           2,258
Massachusetts State Commonwealth, Special
 Obligation, Series A (RB)
   5.500%, 06/01/13                                                              1,000           1,146
Massachusetts State Health & Educational
 Facilities Authority, Partners Healthcare System,
 Series A, Callable 07/01/07 @ 101 (MBIA) (RB)
   5.100%, 07/01/10                                                              3,000           3,263
Massachusetts State Port Authority (RB)
   5.750%, 07/01/12                                                              1,000           1,139
Massachusetts State Port Authority, Escrowed to
 Maturity, Callable 10/01/03 @ 100 (RB)
   13.000%, 07/01/13 (a)                                                         4,515           6,905
Massachusetts State, Multi-Family Housing,
 Escrowed to Maturity,
 Callable 10/01/03 @ 100 (FHA) (RB)
   6.350%, 04/01/08 (a)                                                          1,000           1,025
Massachusetts State, Series A,
 Callable 01/01/11 @ 100 (GO)
   5.125%, 01/01/16                                                              3,000           3,363
Massachusetts State, Series B,
 Pre-refunded 05/01/10 @ 100 (GO)
   5.000%, 05/01/12 (b)                                                          5,000           5,603
                                                                                         -------------
                                                                                                29,119
                                                                                         -------------
MICHIGAN - 5.5%
Chippewa Valley Schools,
 Callable 05/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/14                                                              1,775           2,011
Constantine Public Schools,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.000%, 05/01/15                                                      $       1,050   $       1,149
   5.000%, 05/01/16                                                              1,075           1,167
Detroit (AMT) (FSA) (GO)
   5.750%, 04/01/09                                                              1,255           1,432
Detroit Water Supply,
 Escrowed to Maturity,
 Callable 10/01/03 @ 101 (FGIC) (RB)
   6.250%, 07/01/12 (a)                                                            285             295
Gibraltar School District,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/15                                                              1,175           1,338
Lakeshore Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/12                                                              1,260           1,390
Lakeview Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/14                                                              1,985           2,157
Lansing Community College,
 College Building & Site,
 Callable 05/01/13 @ 100 (GO) (MBIA)
   5.000%, 05/01/15                                                              1,000           1,099
Michigan State Hospital Finance Authority,
 Ascension Health Credit, Series B,
 Mandatory Put 11/15/05 @ 100 (RB)
   5.200%, 11/15/33                                                              3,000           3,237
Michigan State Hospital Finance Authority,
 Henry Ford Health Systems, Series A,
 Callable 03/01/13 @ 100 (RB)
   5.500%, 03/01/15                                                              3,500           3,744
Michigan State Hospital Finance Authority,
 Henry Ford Hospital,
 Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   9.000%, 05/01/08 (a)                                                          4,500           5,471
Michigan State Housing Development Authority,
 Green Hill Project,
 Callable 07/15/04 @ 102 (FNMA) (RB)
   5.125%, 07/15/08                                                              1,980           2,050
Michigan State Strategic Fund,
 Dow-Chemical Project,
 Mandatory Put 06/01/06 @ 100 (RB)
   3.800%, 06/01/14 (f)                                                          2,200           2,257
Oakland University,
 Callable 05/15/05 @ 102 (MBIA) (RB)
   5.600%, 05/15/10                                                              1,000           1,089
Plainwell Community Schools,
 School Building & Site,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/15                                                              1,000           1,139
Rochester Community School District, Series 1,
 Callable 05/01/10 @ 100 (FGIC) (GO)
   5.375%, 05/01/11                                                              2,000           2,255
Romulus Economic Development Corporation,
 Partnership Project,
 Escrowed to Maturity,
 Callable 10/01/03 @ 102 (RB)
   7.000%, 11/01/15 (a)                                                          1,300           1,662
Wayne Charter County Airport, Series A,
 Callable 12/01/08 @ 101 (AMT) (MBIA) (RB)
   5.250%, 12/01/09                                                              5,000           5,542
                                                                                         -------------
                                                                                                40,484
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MINNESOTA - 3.3%
Hopkins Housing & Redevelopment Authority,
 Public Works & Fire Station, Series A,
 Callable 02/01/13 @ 100 (MBIA) (RB)
   5.000%, 02/01/16                                                      $       1,000   $       1,089
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC) (RB)
   5.750%, 01/01/10                                                              1,000           1,130
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/08 @ 101 (AMBAC) (AMT) (RB)
   5.375%, 01/01/10                                                              3,000           3,256
Minneapolis Hospital & Rehabilitation,
 Escrowed to Maturity (RB)
   10.000%, 06/01/13 (a)                                                         1,035           1,418
Minnesota Agriculture & Economic Development
 Board, Health Care Systems, Series A,
 Callable 11/15/10 @ 101 (RB)
   5.875%, 11/15/11                                                              2,135           2,369
Monticello, Big Lake Community Hospital District,
 Health Care Facilities, Series C (RB)
   5.250%, 12/01/11                                                              1,940           1,996
Moorhead Independent School District #152,
 Callable 04/01/12 @ 100 (FGIC) (GO) (MSDCEP)
   5.000%, 04/01/13                                                              1,270           1,404
Robbinsdale Independent School District #281
 (GO) (MSDCEP)
   5.000%, 02/01/09                                                              1,250           1,404
Robbinsdale Independent School District #281,
 Callable 02/01/09 @ 100 (GO) (MSDCEP)
   5.250%, 02/01/12                                                              1,435           1,620
South Washington County Independent School
 District #833, Series A,
 Callable 02/01/10 @ 100 (GO) (MSDCEP)
   5.300%, 02/01/11                                                              1,000           1,121
St. Paul Housing & Redevelopment Authority,
 Callable 08/01/06 @ 102.50 (AMBAC) (RB)
   6.400%, 02/01/07                                                              1,195           1,373
   6.400%, 08/01/07                                                              1,205           1,382
   6.500%, 02/01/09                                                              1,315           1,528
St. Paul Port Authority Hotel,
 Pre-refunded 08/01/08 @ 100 (RB)
   8.050%, 08/01/21 (b)                                                          2,335           2,935
                                                                                         -------------
                                                                                                24,025
                                                                                         -------------
MISSOURI - 0.6%
Missouri State Environmental Improvement &
 Energy Resources Authority, Amerenue Project,
 Series A (RB) (VRDO)
   1.550%, 03/01/35                                                              2,000           2,000
St. Louis Industrial Development Authority,
 Convention Center Project, Series A,
 Callable 12/15/10 @ 102 (AMT) (RB)
   7.000%, 12/15/15                                                              2,000           1,966
                                                                                         -------------
                                                                                                 3,966
                                                                                         -------------
NEBRASKA - 1.2%
Buffalo County Hospital Authority #1,
 Good Samaritan Hospital Project,
 Escrowed to Maturity (RB)
   6.375%, 11/01/03 (a)                                                             30              30
Douglas County Hospital Authority #1,
 Immanuel Medical Center,
 Callable 09/01/07 @ 102 (AMBAC) (RB)
   4.800%, 09/01/08                                                              1,400           1,549
Nebraska Educational Finance Authority,
 Creighton University Project,
 Callable 01/01/06 @ 101 (AMBAC) (RB)
   5.600%, 01/01/07                                                      $       2,500   $       2,735
Nebraska Educational Telecommunication
 Commission, Leasing Project,
 Series 2000 (MLO) (RB)
   6.000%, 02/01/06                                                              1,275           1,402
Nebraska Investment Financial Authority,
 Great Plains Regional Medical Center (RAAI) (RB)
   4.700%, 11/15/11                                                                500             532
Nebraska Investment Financial Authority,
 Great Plains Regional Medical Center,
 Callable 05/15/12 @ 100 (RAAI) (RB)
   4.800%, 11/15/12                                                                500             531
   4.900%, 11/15/13                                                                600             636
Omaha Northwest Library Facilities,
 Callable 08/15/07 @ 102 (MLO) (RB)
   5.250%, 08/15/12                                                                975           1,087
                                                                                         -------------
                                                                                                 8,502
                                                                                         -------------
NEVADA - 1.5%
Carson City, Carson-Tahoe Hospital Project (RB)
   5.750%, 09/01/11                                                              1,000           1,089
   5.750%, 09/01/12                                                              1,055           1,145
Clark County School District,
 Building & Renovation, Series B,
 Callable 06/15/07 @ 101 (FGIC) (GO)
   5.750%, 06/15/08                                                              1,000           1,151
Nevada State, Callable 06/01/08 @ 100 (GO)
   5.250%, 06/01/11                                                              3,000           3,351
Washoe County, Escrowed to Maturity,
 Callable 02/01/04 @ 100 (GO)
   9.875%, 08/01/09 (a)                                                          3,455           4,473
                                                                                         -------------
                                                                                                11,209
                                                                                         -------------
NEW JERSEY - 1.2%
New Jersey State Transportation Trust Fund
 Authority, Series A (RB)
   5.500%, 06/15/08                                                              2,000           2,280
New Jersey State Turnpike Authority,
 Escrowed to Maturity (RB)
   6.750%, 01/01/09 (a)                                                            820             905
New Jersey State Turnpike Authority,
 Series A (MBIA) (RB)
   5.500%, 01/01/09                                                              5,000           5,731
                                                                                         -------------
                                                                                                 8,916
                                                                                         -------------
NEW MEXICO - 1.6%
Albuquerque Joint Water & Sewer Systems,
 Series A (RB)
   5.250%, 07/01/09                                                              2,200           2,509
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (b)                                                          8,090           9,164
                                                                                         -------------
                                                                                                11,673
                                                                                         -------------
NEW YORK - 3.3%
Hempstead Town Industrial Development Agency,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   5.000%, 12/01/08                                                              2,000           2,193
Long Island Power Authority, Series B (RB)
   5.250%, 12/01/13                                                              4,000           4,381
New York City Transitional Finance Authority,
 Series A, Callable 11/01/11 @ 100 (RB)
   5.500%, 11/01/26                                                              1,000           1,132

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
New York State Dormitory Authority, Mental
 Health Services Facilities,
 Callable 08/15/10 @ 100 (FSA) (RB)
   5.750%, 02/15/11                                                      $       1,200   $       1,383
New York State Dormitory Authority, State
 Personal Income Tax, Series A (FSA) (RB)
   5.500%, 03/15/12                                                              2,000           2,298
New York State Environmental Facilities,
 Pollution Control, Series D,
 Pre-refunded 11/15/04 @ 102 (RB)
   6.400%, 05/15/06 (b)                                                            530             572
New York State Environmental Facilities,
 Pollution Control, Series D-02,
 Callable 11/15/04 @ 102 (RB)
   6.400%, 05/15/06                                                                225             243
New York State Environmental Facilities,
 Pollution Control, Series D-02,
 Pre-refunded 11/15/04 @ 102 (RB)
   6.400%, 05/15/06 (b)                                                            495             535
New York, Series A, Callable 08/01/12 @ 100 (GO)
   5.750%, 08/01/15                                                              3,220           3,558
New York, Series C, Callable 03/15/12 @ 100 (GO)
   5.500%, 03/15/14                                                              3,000           3,264
New York, Series D (GO)
   5.500%, 06/01/12                                                              2,000           2,220
New York, Series G (GO) (XLCA)
   5.500%, 08/01/12                                                              2,000           2,287
                                                                                         -------------
                                                                                                24,066
                                                                                         -------------
NORTH CAROLINA - 1.3%
Mecklenburg County, Series A (GO)
   4.000%, 02/01/13                                                              2,000           2,083
North Carolina Capital Facilities, Finance Agency,
 Johnson & Wales University Project, Series A,
 Callable 04/01/13 @ 100 (RB) (XLCA)
   5.000%, 04/01/14                                                              1,290           1,421
North Carolina Eastern Power Agency,
 Series D (RB)
   5.375%, 01/01/13                                                              2,955           3,137
North Carolina Power Agency #1, Series A,
 Callable 01/01/13 @ 100 (FSA) (RB)
   5.250%, 01/01/16                                                              2,000           2,219
Winston-Salem, Solid Waste Management
 Project (RB)
   4.000%, 04/01/13                                                                965             998
                                                                                         -------------
                                                                                                 9,858
                                                                                         -------------
NORTH DAKOTA - 0.2%
Fargo Health Systems, Meritcare Obligated Group,
 Series A (FSA) (RB)
   5.000%, 06/01/09                                                                715             796
North Dakota State Industrial Commission,
 Lignite Program, Series A (RB)
   5.750%, 11/15/05                                                                500             534
                                                                                         -------------
                                                                                                 1,330
                                                                                         -------------
OHIO - 1.6%
Lorain County Hospital Facilities,
 Catholic Healthcare Partners, Series B,
 Callable 09/01/07 @ 102 (MBIA) (RB)
   5.375%, 09/01/09                                                              1,000           1,131
Ohio State Building Authority, Administration
 Building Fund Project, Series A,
 Callable 10/01/08 @ 101 (MLO) (RB)
   5.250%, 10/01/09                                                              3,000           3,392
Ohio State Building Authority, Adult Correctional
 Facilities Project, Series A (MBIA) (MLO) (RB)
   5.500%, 10/01/04                                                      $       1,000   $       1,044
Ohio State Water Development Authority,
 Escrowed to Maturity,
 Callable 12/01/03 @ 100 (RB)
   9.375%, 12/01/10 (a)                                                          2,625           3,212
Richland County Hospital Facilities, Series A (RB)
   5.450%, 11/15/04                                                                690             717
   5.500%, 11/15/05                                                                725             774
   5.550%, 11/15/06                                                                765             836
   5.650%, 11/15/08                                                                595             661
                                                                                         -------------
                                                                                                11,767
                                                                                         -------------
OKLAHOMA - 2.9%
Cherokee County Economic, Zero Coupon Bond,
 Escrowed to Maturity (AMBAC) (RB)
   5.610%, 11/01/11 (a) (c)                                                      3,340           2,483
Oklahoma City Industrial & Cultural Facilities,
 Oklahoma City Project,
 Callable 10/01/14 @ 101 (AMT) (RB)
   5.750%, 01/01/23                                                              1,430           1,357
Oklahoma County Housing Finance Authority,
 Series B, Zero Coupon Bond,
 Pre-refunded 03/01/06 @ 56.92 (RB)
   5.740%, 07/01/12 (b) (c)                                                      3,690           2,020
Oklahoma Housing Finance Agency,
 Series A-2, Callable 05/01/05 @ 100 (FNMA) (RB)
   5.500%, 11/01/25                                                              3,000           3,161
South Oklahoma City,
 Callable 10/01/03 @ 100,
 Pre-refunded 02/01/10 @ 100 (RB)
   9.750%, 02/01/13 (b)                                                          4,090           5,356
Tulsa County Home Finance Authority,
 Escrowed to Maturity (RB)
   6.900%, 08/01/10 (a)                                                          1,710           2,119
Tulsa County Independent School District #9 (GO)
   5.750%, 06/01/04                                                              2,000           2,063
Tulsa Educational Facilities Authority,
 Holland Hall School Project, Series B,
 Callable 12/01/08 @ 101 (RB)
   4.600%, 12/01/09                                                              1,195           1,289
Tulsa Metropolitan Utility Authority,
 Callable 09/01/05 @ 102 (RB)
   5.600%, 09/01/06                                                              1,000           1,096
                                                                                         -------------
                                                                                                20,944
                                                                                         -------------
OREGON - 2.7%
Clackamas County School District #7J,
 Lake Oswego, Callable 06/01/11 @ 100 (GO)
   5.375%, 06/01/14                                                              3,105           3,454
Lane County School District #19, Springfield,
 Pre-refunded 10/15/04 @ 101 (GO) (MBIA)
   5.900%, 10/15/06 (b)                                                          1,000           1,060
Lane County School District #52, Bethel (GO) (SBG)
   5.500%, 06/15/09                                                              1,000           1,155
Oregon State Department, Administrative Services,
 Series A (COP) (FSA)
   5.500%, 11/01/13                                                              1,275           1,475
Oregon State Department, Administrative Services,
 Series E, Callable 11/01/12 @ 100 (COP) (FSA)
   5.000%, 11/01/14                                                              2,170           2,384
Polk, Marion & Benton Counties, School
 District #13-J (FGIC) (GO)
   5.500%, 12/01/04                                                              1,015           1,068

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Salem-Keizer School District #24-J,
 Callable 06/01/09 @ 100 (GO) (SBG)
   5.250%, 06/01/12                                                      $       5,000   $       5,547
Washington County Unified Sewer Agency,
 Series 1 (FGIC) (RB)
   5.750%, 10/01/08                                                              2,000           2,324
Washington County, Criminal Justice Facilities,
 Pre-refunded 12/01/04 @ 100 (GO)
   5.625%, 12/01/05 (b)                                                            900             948
                                                                                         -------------
                                                                                                19,415
                                                                                         -------------
PENNSYLVANIA - 1.0%
Berks County Authority, Phoebe Berks Village
 Income Project,
 Pre-refunded 05/15/06 @ 102 (RB)
   7.700%, 05/15/22 (b)                                                          1,860           2,184
Central Greene School District, Capital
 Appreciation, Escrowed to Maturity,
 Zero Coupon Bond,
 Callable 10/01/03 @ 63.986 (GO) (MBIA) (STAID)
   4.690%, 12/01/07 (a) (c)                                                      2,000           1,828
Montgomery County, Industrial Development
 Authority, PECO Energy Project,
 Series A, Mandatory Put 10/01/04 @ 100 (RB)
   5.200%, 10/01/30                                                              2,000           2,062
Philadelphia Hospitals Authority,
 Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 07/01/10 (b)                                                          1,150           1,322
                                                                                         -------------
                                                                                                 7,396
                                                                                         -------------
PUERTO RICO - 0.2%
Puerto Rico Electric Power Authority,
 Series AA (MBIA) (RB)
   6.000%, 07/01/06                                                              1,000           1,123
                                                                                         -------------
SOUTH CAROLINA - 1.0%
Lexington County Health Services District Inc.,
 Lexington Medical Center,
 Callable 11/01/13 @ 100 (RB)
   5.500%, 11/01/23                                                              2,000           2,064
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series A (RB)
   6.000%, 08/01/13                                                              1,000           1,056
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series C (RB)
   6.000%, 08/01/13                                                              2,000           2,112
South Carolina State Public Service Authority,
 Series A (MBIA) (RB)
   5.500%, 01/01/10                                                              1,665           1,912
                                                                                         -------------
                                                                                                 7,144
                                                                                         -------------
SOUTH DAKOTA - 1.1%
Deadwood (ACA) (COP)
   5.500%, 11/01/07                                                                800             889
   5.600%, 11/01/08                                                                845             949
South Dakota State Health & Educational
 Facilities Authority, Sioux Valley Hospital (RB)
   5.250%, 11/01/08                                                                900             996
South Dakota State Health & Educational
 Facilities Authority, Westhills Village Retirement (RB)
   5.500%, 09/01/04                                                                640             646
   5.650%, 09/01/05                                                                665             675
   5.800%, 09/01/06                                                                735             748
   5.900%, 09/01/07                                                                755             769
   4.750%, 09/01/11                                                                530             538
   5.000%, 09/01/12                                                              1,000           1,023
South Dakota State Health & Educational
 Facilities Authority, Westhills Village Retirement
 Community, Callable 09/01/12 @ 101 (RB)
   5.000%, 09/01/13                                                      $       1,000   $       1,024
                                                                                         -------------
                                                                                                 8,257
                                                                                         -------------
TENNESSEE - 1.6%
Metropolitan Government Nashville & Davidson
 County, Escrowed to Maturity,
 Callable 10/01/03 @ 102 (RB)
   6.400%, 04/01/11 (a)                                                          1,030           1,254
Shelby County Health, Educational & Housing
 Facilities Board, Methodist Healthcare,
 Callable 09/01/12 @ 100 (RB)
   6.000%, 09/01/16                                                              1,500           1,641
Shelby County Health, Educational & Housing
 Facilities Board, St. Jude's Children's
 Research (RB)
   5.000%, 07/01/09                                                                500             544
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project (RB)
   6.250%, 09/01/11                                                              1,465           1,634
   6.250%, 09/01/12                                                              1,085           1,206
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project,
 Callable 09/01/12 @ 101 (RB)
   6.500%, 09/01/13                                                              2,215           2,495
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project,
 Callable 09/01/13 @ 100 (RAAI) (RB)
   5.000%, 09/01/16                                                              3,000           3,153
                                                                                         -------------
                                                                                                11,927
                                                                                         -------------
TEXAS - 10.0%
Abilene Health Facilities Development, Sears
 Methodist Retirement, Series A (RB)
   5.100%, 11/15/05                                                              1,115           1,121
   5.250%, 11/15/06                                                              1,175           1,194
   5.300%, 11/15/07                                                              1,000           1,018
   5.350%, 11/15/08                                                              1,300           1,325
Amarillo Health Facilities, Sears Panhandle
 Retirement, Series B,
 Pre-refunded 08/15/06 @ 102 (RB)
   7.750%, 08/15/18 (b)                                                          3,000           3,589
Amarillo Independent School District (GO) (PSFG)
   7.000%, 02/01/06                                                              1,035           1,167
   7.000%, 02/01/07                                                              1,095           1,277
Austin, Callable 09/01/11 @ 100 (GO)
   5.000%, 09/01/13                                                              4,510           4,939
Bexar County, Zero Coupon Bond (GO) (MBIA)
   3.780%, 06/15/06 (c)                                                          1,000             954
Brazos River Authority, Electric Company Project,
 Series 1999-B, Mandatory Put
 04/01/13 @ 100 (AMT) (RB)
   6.750%, 09/01/34                                                              2,000           2,166
Brazos River Authority, Electric Company Project,
 Series A, Mandatory Put
 05/01/05 @ 100 (AMT) (RB)
   3.000%, 05/01/29 (f)                                                          1,000           1,001
Brazos River Authority, Electric Company Project,
 Series C, Mandatory Put
 11/01/11 @ 100 (AMT) (RB)
   5.750%, 05/01/36 (f)                                                          2,000           2,078

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Brazos River Harbor District, Dow Chemical,
 Series A-5, Mandatory Put
 05/15/12 @ 100 (AMT) (RB)
   5.700%, 05/15/33                                                      $       1,000   $       1,064
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSFG)
   5.500%, 02/15/18                                                              4,000           4,415
Frisco, Callable 02/05/11 @ 100 (FGIC) (GO)
   5.000%, 02/15/18                                                              1,125           1,191
   5.000%, 02/15/19                                                              1,675           1,760
Galveston County,
 Escrowed to Maturity,
 Callable 10/01/03 @ 100 (GO) (MBIA)
   6.400%, 02/01/05 (a)                                                            315             337
Grapevine Industrial Development, Air Cargo,
 Callable 01/01/12 @ 101 (AMT) (RB)
   6.500%, 01/01/24                                                                500             513
Grapevine-Colleyville Independent School
 District (GO) (PSFG)
   8.250%, 06/15/07                                                              1,440           1,761
Gregg County Health Facilities Development,
 Good Shepherd Medical Center, Series A (RB)
   5.750%, 10/01/09                                                              2,895           3,153
Houston Airport Systems (FSA) (RB)
   5.250%, 07/01/11                                                              2,735           3,089
Houston Airport Systems,
 Callable 07/01/12 @ 100 (FSA) (RB)
   5.000%, 07/01/27                                                              2,000           2,014
Houston Airport Systems,
 Escrowed to Maturity (RB)
   8.200%, 07/01/05 (a)                                                            430             465
Houston Housing Finance, Single Family
 Mortgages, Series A-1,
 Callable 12/01/06 @ 102 (RB)
   8.000%, 06/01/14                                                                 70              70
Houston Water & Sewer System,
 Series B (AMBAC) (RB)
   5.500%, 12/01/10                                                              2,000           2,311
Irving Independent School District,
 Series A, Zero Coupon Bond (GO) (PSFG)
   5.000%, 02/15/09 (c)                                                          5,000           4,245
Jefferson County Health Facilities Development,
 Baptist Hospitals (AMBAC) (FHA) (RB)
   4.400%, 08/15/09                                                              1,000           1,078
Kaufman County,
 Callable 02/15/12 @ 100 (FSA) (GO)
   5.000%, 02/15/17                                                              1,000           1,069
Keller Independent School District,
 Callable 08/15/11 @ 100 (GO) (PSFG)
   5.375%, 08/15/14                                                              2,000           2,221
North Harris Montgomery Community
 College District,
 Callable 02/15/12 @ 100 (FGIC) (GO)
   5.375%, 02/15/15                                                              2,535           2,829
Nueces County Housing Finance, Dolphins
 Landing Apartments Project, Series A,
 Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                                              1,910           1,915
Odessa Housing Finance, Escrowed to Maturity,
 Zero Coupon Bond,
 Callable 12/01/03 @ 51.337 (MBIA) (RB)
   3.780%, 06/01/12 (a) (c)                                                      1,465           1,042
Plano Independent School District,
 Callable 02/15/08 @ 100 (GO) (PSFG)
   4.700%, 02/15/13                                                      $       1,000   $       1,044
Port Houston Authority, Harris County, Series B,
 Callable 10/01/11 @ 100 (AMT) (FGIC) (GO)
   5.500%, 10/01/12                                                              2,405           2,676
Sam Rayburn Municipal Power Agency,
 Callable 10/01/03 @ 100,
 Partially Pre-refunded 09/01/09 @ 100 (MBIA) (RB)
   6.000%, 09/01/10 (b)                                                          1,420           1,654
San Antonio Electric & Gas, Series A,
 Callable 02/01/09 @ 101 (RB)
   5.250%, 02/01/13                                                              2,135           2,358
San Antonio Independent School
 District (GO) (PSFG)
   7.000%, 08/15/07                                                              1,000           1,185
Texas State, Callable 10/01/08 @ 100 (GO)
   5.000%, 10/01/15                                                              1,000           1,076
Texas State Public Finance Authority,
 Parks & Wildlife Projects,
 Callable 02/01/08 @ 100 (AMBAC) (RB)
   6.000%, 08/01/08                                                              1,000           1,150
Texas State Turnpike Authority,
 Dallas North Highway Tolls (FGIC) (RB)
   6.500%, 01/01/08                                                              2,345           2,751
Tyler Health Facilities, Mother
 Frances Hospital (RB)
   5.250%, 07/01/12                                                              1,000           1,040
                                                                                         -------------
                                                                                                73,305
                                                                                         -------------
UTAH - 0.7%
Ashley Valley Water & Sewer, Escrowed to
 Maturity, Callable 01/01/04 @ 102 (AMBAC) (GO)
   10.900%, 01/01/10 (a)                                                         1,500           1,995
Salt Lake County, Municipal Building Authority,
 Series A (MLO) (RB)
   6.000%, 10/01/03                                                                525             525
South Jordan, Sales Tax,
 Callable 08/15/11 @ 100 (AMBAC) (RB)
   5.500%, 08/15/18                                                              1,000           1,116
Utah State Housing Finance Agency,
 Single Family Mortgages (FHA) (RB) (VA)
   5.650%, 07/01/06                                                                 70              75
Utah State Housing Finance Agency,
 Single Family Mortgages, Issue F-1,
 Callable 07/01/05 @ 102 (FHA) (RB) (VA)
   6.300%, 01/01/18                                                                230             240
Utah State Housing Finance Agency,
 Single Family Mortgages, Series III, Class R,
 Callable 07/01/06 @ 102 (FHA) (RB) (VA)
   5.950%, 07/01/08                                                              1,035           1,120
                                                                                         -------------
                                                                                                 5,071
                                                                                         -------------
VIRGINIA - 0.7%
Peninsula Port Authority, Partially
 Pre-refunded 08/01/04 @ 102 and
 08/01/08 @ 100 (RB)
   7.000%, 08/01/17 (b)                                                          2,000           2,132
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08                                                                905             992
Riverside Regional Jail Authority,
 Pre-refunded 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08 (b)                                                          1,095           1,203

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Virginia State Peninsula Regional Jail Authority,
 Callable 10/01/05 @ 101 (MBIA) (RB)
   5.300%, 10/01/09                                                      $       1,000   $       1,092
                                                                                         -------------
                                                                                                 5,419
                                                                                         -------------
WASHINGTON - 4.3%
Clark County School District #37,
 Vancouver (FSA) (GO)
   5.250%, 12/01/14                                                              1,515           1,725
Conservation & Renewable Energy Systems (RB)
   5.650%, 10/01/03                                                                700             700
Energy Northwest, Washington Wind Project,
 Series A, Callable 01/01/07 @ 103 (RB)
   5.100%, 07/01/09                                                              1,850           1,968
   5.200%, 07/01/10                                                              1,950           2,047
Island County School District #206,
 South Widbey, Partially
 Pre-refunded 12/01/04 @ 100 (AMBAC) (GO)
   5.750%, 12/01/06 (b)                                                            700             736
King County School District #415, Kent,
 Pre-refunded 06/01/04 @ 100 (AMBAC) (GO)
   6.450%, 06/01/06 (b)                                                            920             953
King County, Series B,
 Callable 12/01/07 @ 102 (GO)
   5.850%, 12/01/13                                                              2,035           2,397
King County, Series B,
 Pre-refunded 12/01/07 @ 102 (GO)
   5.850%, 12/01/13 (b)                                                            965           1,137
Pierce County School District #320, Sumner (GO)
   6.000%, 12/01/06                                                              1,000           1,054
Port Seattle Passenger Facility Charge,
 Series B (AMBAC) (AMT) (RB)
   5.000%, 12/01/07                                                              1,000           1,106
Snohomish County,
 Callable 12/01/11 @ 100 (GO) (MBIA)
   5.375%, 12/01/19                                                              5,000           5,456
Snohomish County Housing Authority,
 Callable 04/01/06 @ 100 (RB)
   6.300%, 04/01/16                                                              1,035           1,067
Spokane County School District #356,
 Central Valley, Series B,
 Zero Coupon Bond (FGIC) (GO)
   5.030%, 12/01/14 (c)                                                          5,690           3,530
Tacoma Electric Systems,
 Pre-refunded 01/01/04 @ 100 (AMBAC) (RB)
   6.000%, 01/01/06 (b)                                                            185             187
Washington State Housing Finance,
 Hearthstone Project,
 Callable 01/01/05 @ 102 (RB)
   6.000%, 01/01/10                                                                810             872
Washington State Public Power Supply System,
 Nuclear Project #2, Series A,
 Callable 07/01/06 @ 102 (AMBAC) (RB)
   5.700%, 07/01/11                                                              1,000           1,126
Washington State, Series B & AT-7 (GO)
   6.250%, 06/01/10                                                              1,000           1,193
Washington State, Series C (GO)
   5.500%, 07/01/14                                                              2,275           2,633
Washington State, Series S-5,
 Zero Coupon Bond (FGIC) (GO)
   5.830%, 01/01/16 (c)                                                          3,000           1,735
                                                                                         -------------
                                                                                                31,622
                                                                                         -------------
WEST VIRGINIA - 0.3%
Brooke Pleasants & Tyler Wetzel Counties,
 Single Family Mortgage,
 Escrowed to Maturity (RB)
   7.400%, 08/15/10 (a)                                                  $       1,675   $       2,135
                                                                                         -------------
WISCONSIN - 1.7%
Door County, Series A,
 Callable 09/01/11 @ 100 (FGIC) (GO)
   5.125%, 09/01/16                                                              1,720           1,877
Howard-Suamico School District (FSA) (GO)
   6.000%, 03/01/08                                                              1,000           1,159
Milwaukee (GO)
   6.000%, 02/01/10                                                              1,240           1,454
Wisconsin State Clean Water, Series 1,
 Pre-refunded 06/01/05 @ 100 (RB)
   5.800%, 06/01/15 (b)                                                          2,915           3,139
Wisconsin State Health & Educational Facilities
 Authority, Aurora Health Care, Series A,
 Callable 02/15/09 @ 101 (RB)
   5.500%, 02/15/20                                                              1,500           1,416
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B (RB)
   6.250%, 02/15/09                                                                500             553
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   5.500%, 02/15/13                                                                850             890
Wisconsin State Health & Educational Facilities
 Authority, Monroe Clinic (RB)
   4.450%, 02/15/06                                                                925             969
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services (RB)
   5.750%, 08/15/11                                                                645             722
                                                                                         -------------
                                                                                                12,179
                                                                                         -------------
WYOMING - 0.3%
Lincoln County, Pacificorp Project,
 Mandatory Put 06/03/12 @ 100 (AMT) (RB)
   4.125%, 11/01/25 (f)                                                          2,250           2,192
                                                                                         -------------
CONVERTIBLE BONDS - 0.5%
Chicago, Series A, Convertible,
 Zero Coupon Bond (GO) (MBIA)
   3.489%, 01/01/16 (c)                                                          2,000           1,507
Illinois Sports Facilities Authority, Convertible,
 Zero Coupon Bond (AMBAC) (RB)
   4.750%, 06/15/13 (c)                                                          1,405           1,111
Illinois Sports Facilities Authority, Convertible,
 Zero Coupon Bond,
 Callable 06/15/15 @ 101 (AMBAC) (RB)
   5.100%, 06/15/16 (c)                                                          1,620           1,283
                                                                                         -------------
                                                                                                 3,901
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $667,819)                                                                             726,680
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.1%
First American Tax Free Obligations Fund,
 Cl Y (g)                                                                      610,826   $         611
                                                                                         -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $611)                                                                                     611
                                                                                         -------------
TOTAL INVESTMENTS - 99.5%
   (Cost $668,430)                                                                             727,291
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                         3,934
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $     731,225
                                                                                         -------------

(a) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c) The rate shown is the effective yield at the time of purchase.

(d) Security purchased on a when-issued basis. On September 30, 2003, the total cost of investments purchased on a when-issued basis was $1,595,917. See note 2 in Notes to Financial Statements.

(e) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $11,777,679 or 1.6% of total net assets.

(f) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(g) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ABAG - Association of Bay Area Governments

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $41,123,190, which represents 5.6% of net assets.

Cl - Class

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

MSDCEP - Minnesota School District Credit Enhancement Program

PSFG - Permanent School Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

SBG - School Board Guaranty

STAID - State Aid Withholding

VA - Veterans Administration

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

XLCA - XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.7%
REVENUE BONDS - 51.2%
BUILDING - 0.2%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.450%, 06/01/12                                                      $         550   $         621
                                                                                         -------------
ECONOMIC DEVELOPMENT - 1.6%
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series B (AMT)
   6.500%, 08/01/08                                                              1,335           1,470
Minnesota State Agricultural & Economic
 Development Board, Small Business Development,
 Series B, Pre-refunded 08/01/04 @ 100 (AMT)
   5.500%, 08/01/10 (a)                                                          1,525           1,575
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series C (AMT)
   6.625%, 08/01/08                                                              1,210           1,339
                                                                                         -------------
                                                                                                 4,384
                                                                                         -------------
EDUCATION - 4.1%
Minneapolis, The Blake School Project,
 Callable 09/01/11 @ 100
   5.000%, 09/01/12                                                                445             478
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4
   4.500%, 10/01/06                                                                505             538
   4.850%, 10/01/09                                                                520             563
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4,
 Callable 10/01/09 @ 100
   5.000%, 10/01/11                                                                500             526
   5.000%, 10/01/12                                                                500             521
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                                              1,375           1,515
Minnesota State Higher Education Facilities
 Authority, Minneapolis College of Art and Design
   5.000%, 05/01/11                                                                250             263
Minnesota State Higher Education Facilities Authority,
 St. Benedict College, Callable 03/01/07 @ 100
   4.875%, 03/01/08                                                              1,000           1,061
   5.100%, 03/01/11                                                              2,885           2,970
Minnesota State Higher Education Facilities
 Authority, St. Catherine College, Series 5-N1,
 Callable 10/01/12 @ 100
   5.250%, 10/01/22                                                              1,500           1,536
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5 (MBIA)
   5.000%, 10/01/11                                                                255             286
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5,
 Callable 10/01/11 @ 100 (MBIA)
   5.000%, 10/01/12                                                                480             517
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series 4,
 Callable 04/01/08 @ 100
   5.250%, 04/01/12                                                                385             408
                                                                                         -------------
                                                                                                11,182
                                                                                         -------------
HEALTHCARE - 11.8%
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   5.500%, 06/01/10                                                      $         435   $         432
   5.650%, 06/01/12                                                                940             933
Duluth Economic Development Authority,
 The Duluth Clinic, Escrowed to Maturity,
 Callable 10/01/03 @ 102 (AMBAC)
   6.100%, 11/01/04 (b)                                                            250             264
Glencoe Health Care Facilities,
 Callable 04/01/11 @ 101
   7.400%, 04/01/21                                                              1,000           1,022
Hastings Health Care Facility, Regina
 Medical Center, Callable 09/15/08 @ 100 (ACA)
   5.000%, 09/15/13                                                                500             516
Minneapolis & St. Paul Housing & Redevelopment
 Authority, Healthspan, Series A,
 Callable 11/15/03 @ 102 (AMBAC)
   5.000%, 11/15/13                                                              1,000           1,024
Minneapolis Healthcare System, Allina Health
 System, Series A, Callable 11/15/12 @ 100
   6.000%, 11/15/23                                                              2,500           2,672
   5.750%, 11/15/32                                                              1,300           1,349
Minneapolis Healthcare System,
 Fairview Health Services, Series A
   5.000%, 05/15/12                                                                605             636
Minneapolis Healthcare System,
 Fairview Health Services, Series B (MBIA)
   4.500%, 05/15/11                                                              1,170           1,247
Minnesota Agricultural & Economic Development
 Board, Benedictine Health, Series A (MBIA)
   5.000%, 02/15/10                                                              3,815           4,209
Minnesota Agricultural & Economic Development
 Board, Evangelical Lutheran Project
   5.500%, 02/01/11                                                                280             299
   5.500%, 02/01/12                                                                200             213
Minnesota Agricultural & Economic Development
 Board, Evangelical Lutheran Project,
 Callable 02/01/12 @ 101
   5.500%, 02/01/15                                                                730             767
Minnesota Agricultural & Economic Development
 Board, Fairview Hospital Project, Series A,
 Callable 11/15/07 @ 102 (MBIA)
   5.400%, 11/15/08                                                              1,000           1,131
   5.500%, 11/15/17                                                              1,500           1,665
   5.750%, 11/15/26                                                                500             540
Monticello, Big Lake Community Hospital,
 Series C, Callable 12/01/12 @ 100
   5.750%, 12/01/15                                                              2,320           2,373
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge
   5.000%, 03/01/04                                                                330             331
   5.100%, 03/01/05                                                                550             558
   5.200%, 03/01/06                                                                645             656
   5.300%, 03/01/07                                                                685             697
New Hope Housing & Health Care Facilities, Masonic
 Home North Ridge, Callable 03/01/09 @ 102
   5.500%, 03/01/10                                                                500             502
Plymouth Health Facilities, Westhealth Project,
 Series A, Callable 06/01/04 @ 102 (FSA)
   6.200%, 06/01/11                                                              1,360           1,431
Rochester, St. Mary's Hospital, Escrowed to
 Maturity, Callable 10/01/03 @ 100
   5.750%, 10/01/07 (b)                                                          1,360           1,471

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
St. Cloud Health Care (FSA)
   5.500%, 05/01/07                                                      $         500   $         560
   5.500%, 05/01/08                                                              1,450           1,644
St. Louis Park Health Care Facilities,
 Callable 10/01/03 @ 102 (AMBAC)
   4.600%, 07/01/05                                                              2,545           2,602
                                                                                         -------------
                                                                                                31,744
                                                                                         -------------
HOUSING - 2.9%
Coon Rapids Multifamily Housing, Woodland North
 Apartments, Callable 12/01/03 @ 100 (FHA)
   5.625%, 12/01/09                                                                300             300
Dakota County Housing & Redevelopment Authority,
 Single Family Mortgages,
 Callable 04/01/04 @ 102 (AMT) (FNMA)
   6.250%, 10/01/04                                                                100             101
Dakota County Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 10/01/07 @ 101.50 (AMT) (FNMA) (GNMA)
   5.125%, 10/01/20                                                                556             560
Dakota County Housing & Redevelopment
 Authority, South St. Paul, Series A,
 Callable 10/01/03 @ 100 (FHA) (GNMA) (VA)
   7.250%, 03/01/06                                                                  5               5
Minneapolis Mortgage, Zero Coupon Bond,
 Callable 10/01/05 @ 100
   7.103%, 10/01/12 (c)                                                          2,950           1,614
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (MBIA)
   5.150%, 08/01/04                                                                620             637
Minnesota State Housing Finance Agency,
 Rental Housing, Series D,
 Callable 02/01/05 @ 102 (MBIA)
   5.450%, 08/01/07                                                              1,950           2,048
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series B,
 Callable 07/01/09 @ 100 (AMT)
   5.550%, 07/01/24                                                                645             663
Moorhead Economic Development Authority,
 Eventide Senior Housing, Series B,
 Callable 06/01/04 @ 102
   5.750%, 06/01/16                                                              1,360           1,363
South St. Paul Housing & Redevelopment Authority,
 Single Family Mortgages,
 Callable 10/01/03 @ 102 (FNMA)
   5.100%, 09/01/07                                                                350             358
St. Louis Park Housing & Redevelopment Authority,
 Single Family Mortgages (GNMA)
   6.500%, 10/20/03                                                                  4               4
Vadnais Heights, Single Family Mortgages
   5.500%, 11/01/04                                                                120             121
   6.000%, 11/01/09                                                                 65              65
                                                                                         -------------
                                                                                                 7,839
                                                                                         -------------
LEASE REVENUE - 1.5%
St. Paul Port Authority, Office Building,
 Callable 12/01/12 @ 100 (MLO)
   5.000%, 12/01/19                                                              2,415           2,568
Washington County Housing & Redevelopment
 Authority, Jail Facility,
 Callable 10/01/03 @ 100 (MBIA) (MLO)
   5.400%, 02/01/08                                                              1,580           1,586
                                                                                         -------------
                                                                                                 4,154
                                                                                         -------------
MISCELLANEOUS - 0.2%
Childrens Trust Fund, Puerto Rico
   4.000%, 05/15/12                                                      $         500   $         448
                                                                                         -------------
POLLUTION CONTROL - 2.0%
Minnesota State Public Facilities Authority, Water
 Pollution Control, Callable 03/01/07 @ 100
   5.000%, 03/01/09                                                              2,000           2,203
Minnesota State Public Facilities Authority, Water
 Pollution Control, Series A, Callable 03/01/08 @ 100
   4.500%, 03/01/10                                                              2,100           2,240
Minnesota State Public Facilities Authority, Water
 Pollution Control, Series A, Callable 03/01/10 @ 100
   4.000%, 03/01/11                                                              1,000           1,047
                                                                                         -------------
                                                                                                 5,490
                                                                                         -------------
RECREATIONAL FACILITY AUTHORITY - 1.3%
St. Paul Port Authority, Hotel Facilities,
 Radisson Kellogg Project, Series 2
   6.700%, 08/01/07                                                              1,800           1,764
St. Paul Port Authority, Hotel Facilities,
 Radisson Kellogg Project, Series 2,
 Callable 08/01/08 @ 103
   7.375%, 08/01/10                                                              1,685           1,667
                                                                                         -------------
                                                                                                 3,431
                                                                                         -------------
TAX REVENUE - 3.7%
Bloomington Port Authority, Mall of America Project,
 Series A (FSA)
   4.900%, 02/01/09                                                              1,000           1,118
Minneapolis Community Development Agency,
 Series G-3, Callable 12/01/11 @ 100
   5.350%, 12/01/21                                                              1,000           1,038
St. Paul Housing & Redevelopment Authority,
 Callable 08/01/06 @ 102.50 (AMBAC)
   6.450%, 02/01/08                                                                840             975
St. Paul Housing & Redevelopment Authority,
 Downtown & Seventh Place Project, Escrowed to
 Maturity, Callable 10/01/03 @ 101 (AMBAC)
   5.200%, 09/01/04 (b)                                                          3,000           3,030
   5.350%, 09/01/07 (b)                                                          1,500           1,515
St. Paul Port Authority, Energy Park,
 Tax Increment (FSA)
   5.000%, 02/01/08                                                              2,100           2,330
                                                                                         -------------
                                                                                                10,006
                                                                                         -------------
TRANSPORTATION - 8.0%
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series A,
 Callable 01/01/13 @ 100 (MBIA)
   5.000%, 01/01/20                                                              2,200           2,311
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMBAC) (AMT)
   5.500%, 01/01/07                                                              2,140           2,365
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC)
   5.750%, 01/01/10                                                              2,880           3,255
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/08 @ 101 (AMBAC) (AMT)
   5.500%, 01/01/09                                                              2,500           2,765
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/09 @ 101 (AMT) (FGIC)
   5.625%, 01/01/14                                                              1,000           1,081

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series C,
 Callable 01/01/11 @ 100 (FGIC)
   5.125%, 01/01/20                                                      $       3,095   $       3,279
Minnesota Public Facilities Authority Tranportation,
 Callable 03/01/10 @ 100
   5.000%, 03/01/12                                                                970           1,058
Puerto Rico Commonwealth, Highway
 Transportation Authority, Series AA
   5.000%, 07/01/07                                                              1,500           1,653
Puerto Rico Commonwealth, Highway Transportation
 Authority, Series H, Mandatory Put 07/01/10 @ 100,
 Callable 07/01/10 @ 100 (AMBAC)
   5.000%, 07/01/35 (d)                                                          2,000           2,235
Puerto Rico Commonwealth, Highway Transportation
 Authority, Series X (MBIA)
   5.500%, 07/01/13                                                              1,250           1,458
                                                                                         -------------
                                                                                                21,460
                                                                                         -------------
UTILITIES - 13.9%
Anoka County Resource Recovery,
 Northern States Power
   4.350%, 12/01/04                                                                150             152
   4.400%, 12/01/05                                                              2,000           2,031
   4.500%, 12/01/07                                                                300             302
Chaska Electric, Series A
   5.500%, 10/01/06                                                                610             672
   5.550%, 10/01/07                                                                645             722
   5.600%, 10/01/08                                                                680             770
   5.650%, 10/01/09                                                                720             819
   5.650%, 10/01/10                                                                760             857
Chaska Electric, Series A, Callable 10/01/10 @ 100
   5.400%, 10/01/11                                                                805             882
   5.500%, 10/01/12                                                                845             922
Minnesota State Public Facilities Authority,
 Drinking Water, Series B, Callable 03/01/09 @ 100
   5.125%, 03/01/19                                                              2,000           2,152
Northern Minnesota Municipal Power Agency,
 Electric System (FSA)
   5.500%, 01/01/07                                                              2,000           2,240
   5.500%, 01/01/08                                                              2,090           2,378
Rochester Electric Utility, Callable 12/01/10 @ 100
   5.000%, 12/01/16                                                              1,150           1,222
Southern Minnesota Municipal Power Agency,
 Series A (AMBAC)
   5.250%, 01/01/14                                                              3,415           3,869
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/09 @ 101 (AMBAC)
   5.000%, 01/01/11                                                              1,270           1,393
Southern Minnesota Municipal Power Agency,
 Series A, Escrowed to Maturity,
 Callable 10/01/03 @ 102 (FGIC)
   5.000%, 01/01/06 (b)                                                            995           1,076
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   5.257%, 01/01/20 (c)                                                          3,500           1,666
   5.275%, 01/01/21 (c)                                                          5,000           2,236
Southern Minnesota Municipal Power Agency,
 Series B, Callable 01/01/04 @ 102 (MBIA)
   4.850%, 01/01/07                                                              1,875           1,930
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/06 @ 102 (AMBAC)
   5.500%, 01/01/11                                                              5,000           5,542
   5.500%, 01/01/13                                                              2,000           2,214
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/12                                                      $       1,360   $       1,541
                                                                                         -------------
                                                                                                37,588
                                                                                         -------------
TOTAL REVENUE BONDS                                                                            138,347
                                                                                         -------------
GENERAL OBLIGATIONS - 44.3%
Anoka County Capital Improvements, Series B
   4.550%, 01/01/11                                                              1,960           2,134
Anoka-Hennepin Independent School District #11,
 Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/14                                                              2,000           2,171
Anoka-Hennepin Independent School District #11,
 Series A (MSDCEP)
   5.000%, 02/01/09                                                              1,375           1,545
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/10 @ 100 (MSDCEP)
   5.300%, 02/01/12                                                              1,000           1,110
   5.375%, 02/01/13                                                                600             669
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/12                                                              2,845           3,136
Becker Tax Increment, Series D,
 Callable 08/01/04 @ 100 (AMT) (MBIA)
   6.000%, 08/01/07                                                              3,955           4,069
Bloomington Independent School District #271,
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.250%, 02/01/11                                                              1,000           1,118
Burnsville Independent School District #191,
 Series A (MSDCEP)
   5.000%, 02/01/08                                                                300             336
Burnsville Independent School District #191,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                                              1,225           1,349
Centennial Independent School District #12,
 Series A, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/14                                                              1,040           1,139
Chaska Independent School District #112,
 Series A (MSDCEP)
   4.800%, 02/01/10                                                              1,120           1,244
Dakota County Capital Improvements, Series C
   4.850%, 02/01/10                                                              1,000           1,113
Duluth Independent School District #709,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/16                                                                635             683
Eden Prairie Water & Sewer,
 Series A, Zero Coupon Bond
   4.459%, 12/01/06 (c)                                                          2,090           1,977
Elk River Independent School District #728, Series A,
 Callable 02/01/11 @ 100 (MBIA) (MSDCEP)
   5.000%, 02/01/18                                                              1,000           1,063
Faribault Independent School District #656,
 Callable 06/01/08 @ 100 (MSDCEP)
   4.750%, 06/01/15                                                              1,100           1,144
Forest Lake Independent School District #831,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                                              1,115           1,228
Fridley Independent School District #14,
 Callable 02/01/05 @ 100 (FSA) (MSDCEP)
   5.350%, 02/01/26                                                              5,000           5,174
Hastings Independent School District #200,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/11                                                              1,095           1,198

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.000%, 02/01/16                                                      $       2,000   $       2,145
Lakeville Independent School District #194,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.125%, 02/01/22                                                              1,000           1,039
Lakeville Independent School District #194,
 Series A, Callable 02/01/13 @ 100 (FGIC) (MSDCEP)
   5.000%, 02/01/22                                                              2,435           2,531
Marshall Independent School District #413,
 Series A (FSA) (MSDCEP)
   4.000%, 02/01/11                                                                785             827
Minneapolis & St. Paul Metropolitan Council,
 Waste Water Treatment, Series A,
 Callable 03/01/11 @ 100
   5.000%, 03/01/13                                                              1,890           2,118
Minneapolis School District #1 (MSDCEP)
   4.500%, 02/01/08                                                              1,450           1,593
Minneapolis School District #1,
 Callable 02/01/06 @ 100 (MSDCEP)
   5.000%, 02/01/07                                                              1,025           1,102
   5.000%, 02/01/07                                                              1,000           1,075
Minneapolis, Callable 12/01/11 @ 100
   5.000%, 12/01/12                                                              3,600           4,006
Minneapolis, Series B, Callable 09/01/05 @ 100
   5.050%, 03/01/06                                                              6,000           6,425
Minnesota State, Callable 08/01/07 @ 100
   4.800%, 08/01/11                                                              2,010           2,178
   4.850%, 08/01/12                                                              4,420           4,768
Moorhead Independent School
 District #152 (MSDCEP)
   5.000%, 04/01/12                                                              1,220           1,361
Moorhead Independent School District #152,
 Callable 04/01/12 @ 100 (FGIC) (MSDCEP)
   5.000%, 04/01/15                                                              3,450           3,764
   5.000%, 04/01/16                                                              2,510           2,718
Mounds View Independent School District #621,
 Series A (MSDCEP)
   5.250%, 02/01/10                                                              1,230           1,398
Mounds View Independent School District #621,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.250%, 02/01/12                                                              1,000           1,118
   5.350%, 02/01/16                                                              1,000           1,106
Mounds View Independent School District #621,
 Series A, Callable 02/01/12 @ 100 (MBIA) (MSDCEP)
   5.000%, 02/01/18                                                              2,340           2,494
   5.000%, 02/01/19                                                              2,565           2,715
Northfield Independent School District #659,
 Callable 02/01/11 @ 100 (MSDCEP)
   4.600%, 02/01/13                                                              1,100           1,179
   5.000%, 02/01/15                                                              1,295           1,402
Pequot Lakes Independent School District #186,
 Callable 02/01/12 @ 100 (FGIC) (MSDCEP)
   5.125%, 02/01/18                                                                500             538
Perham, Callable 05/01/11 @ 100 (AMT)
   5.850%, 05/01/15                                                              1,205           1,272
Pipestone-Jasper Independent School District #2689,
 Callable 03/01/09 @ 100 (FGIC) (MSDCEP)
   5.400%, 03/01/13                                                              1,095           1,228
Puerto Rico Commonwealth (MBIA)
   6.000%, 07/01/14                                                              1,605           1,954
Puerto Rico Commonwealth, Series A (XLCA)
   5.500%, 07/01/17                                                              1,000           1,162
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100
   5.000%, 07/01/18 (d)                                                  $       1,500   $       1,649
Robbinsdale Independent School
 District #281 (MSDCEP)
   5.000%, 02/01/08                                                              1,000           1,119
Robbinsdale Independent School District #281,
 Callable 02/01/09 @ 100 (MBIA) (MSDCEP)
   5.000%, 02/01/16                                                              1,000           1,076
Robbinsdale Independent School District #281,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/19                                                              1,160           1,228
   5.000%, 02/01/20                                                              1,215           1,277
Rochester Independent School District #535,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/15                                                              1,595           1,727
Rosemount Independent School District #196,
 Series A, Crossover Refunded
   06/01/04 @ 100 (MSDCEP)
   5.625%, 06/01/07 (e)                                                          1,400           1,442
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond,
 Callable 02/01/11 @ 89.37 (FSA) (MSDCEP)
   5.700%, 02/01/13 (c)                                                          1,055             703
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond,
 Callable 02/01/11 @ 94.63 (FSA)
   5.753%, 02/01/12 (c)                                                          1,790           1,275
Savage, Series A (FGIC)
   5.200%, 02/01/05                                                              1,000           1,054
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
   5.350%, 02/01/07                                                              1,000           1,083
   5.500%, 02/01/08                                                              1,000           1,092
South Washington County, Independent School
 District #833, Series A (MSDCEP)
   5.500%, 02/01/09                                                                500             574
South Washington County,
 Independent School District #833, Series B,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/15                                                              1,030           1,122
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.250%, 02/01/10                                                              1,500           1,675
   5.600%, 02/01/15                                                                725             812
St. Michael Independent School District #885,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/14                                                              1,690           1,850
   5.000%, 02/01/17                                                              1,000           1,074
St. Paul, Series A, Callable 03/01/09 @ 100
   5.000%, 03/01/10                                                              1,180           1,305
St. Paul Independent School District #625,
 Series B (FGIC) (MSDCEP)
   4.000%, 02/01/14                                                                320             330
St. Paul Independent School District #625,
 Series C (FGIC) (MSDCEP)
   4.000%, 02/01/14                                                                410             424
Stillwater Independent School District #834,
 Callable 02/01/09 @ 100 (MSDCEP)
   4.750%, 02/01/11                                                              2,140           2,304
Washington County, Raymie Johnson Apartments,
 Series C, Callable 01/01/04 @ 100 (FGIC)
   6.000%, 01/01/10                                                              1,340           1,356
West St. Paul Independent School District #197,
 Zero Coupon Bond (MBIA) (MSDCEP)
   5.896%, 02/01/05 (c)                                                          2,000           1,967

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)/SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
Willmar Independent School District #347, Series A,
 Callable 02/01/06 @ 100 (MSDCEP)
   5.150%, 02/01/09                                                      $       1,160   $       1,256
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                      119,590
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 3.2%
Eden Prairie Housing & Redevelopment Authority,
 Series A, Callable 12/01/10 @ 100 (MLO)
   5.000%, 12/01/11                                                                255             283
Hennepin County (MLO)
   4.650%, 11/15/08                                                              1,000           1,113
Hennepin County, Callable 11/15/08 @ 100 (MLO)
   5.375%, 11/15/09                                                              2,280           2,578
Minneapolis Special School District #1, Series A,
 Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
   5.900%, 02/01/11 (a)                                                          2,150           2,377
St. Paul Independent School District #625, Series E,
 Callable 02/01/11 @ 100 (MBIA) (MLO) (MSDCEP)
   4.200%, 02/01/15                                                                500             513
Stearns County Housing & Redevelopment Authority,
 Series A, Callable 02/01/08 @ 100 (FSA) (MLO)
   4.950%, 02/01/09                                                              1,540           1,682
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              8,546
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $248,810)                                                                             266,483
                                                                                         -------------
MONEY MARKET FUND - 0.3%
Federated Minnesota Municipal Cash Trust                                       942,512             943
                                                                                         -------------
TOTAL MONEY MARKET FUND
   (Cost $943)                                                                                     943
                                                                                         -------------
TOTAL INVESTMENTS - 99.0%
   (Cost $249,753)                                                                             267,426
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.0%                                                         2,576
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $     270,002
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c) The rate shown is the effective yield at the time of purchase.

(d) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(e) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $20,514,268, which represents 7.6% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MSDCEP - Minnesota School District Credit Enhancement Program

VA - Veterans Administration

XLCA - XL Capital Assurance Inc.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 92.5%
REVENUE BONDS - 69.1%
ECONOMIC DEVELOPMENT - 1.9%
Minnesota Agricultural & Economic Development
 Board, Small Business Development, Series B,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                      $       1,000   $       1,059
Minnesota Agricultural & Economic Development
 Board, Small Business Development, Series C,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                              1,385           1,356
Minnesota Agricultural & Economic Development
 Board, Small Business Development, Series D,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                              1,120           1,136
                                                                                         -------------
                                                                                                 3,551
                                                                                         -------------
EDUCATION - 8.7%
Golden Valley, The Breck School,
 Callable 10/01/09 @ 100
   5.750%, 10/01/14                                                              1,000           1,093
Maplewood Education Facilities, Mounds Park
 Academy Project, Callable 10/30/03 @ 102
   7.000%, 09/01/23                                                              1,200           1,230
Minneapolis Gateway Project, Series A,
 Callable 12/01/07 @ 100
   5.250%, 12/01/17                                                              1,000           1,099
Minneapolis, The Blake School Project,
 Callable 09/01/11 @ 100
   5.450%, 09/01/11                                                              2,000           2,104
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4-F1,
 Callable 05/01/06 @ 102
   6.250%, 05/01/23                                                              1,500           1,570
Minnesota State Higher Education Facilities
 Authority, Carleton College,
 Callable 11/01/07 @ 100
   5.400%, 11/01/15                                                              1,500           1,652
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                                              1,050           1,157
Minnesota State Higher Education Facilities
 Authority, College of Art & Design, Series 5-D,
 Callable 05/01/10 @ 100
   6.625%, 05/01/20                                                              1,000           1,083
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Callable 03/01/04 @ 100
   6.200%, 03/01/14                                                                460             463
   6.375%, 03/01/20                                                                140             141
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Pre-refunded 03/01/04 @ 100
   6.200%, 03/01/14 (a)                                                            655             669
Minnesota State Higher Education Facilities
 Authority, Macalester College, Series 5-Q (VRDO)
   1.100%, 03/01/33                                                              2,785           2,785
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series 4-A1,
 Callable 10/01/06 @ 100
   5.625%, 10/01/21                                                                500             516

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Minnesota State Higher Education Facilities
 Authority, Vermilion Community College,
 Callable 01/01/04 @ 100
   5.750%, 01/01/13                                                      $         625   $         640
                                                                                         -------------
                                                                                                16,202
                                                                                         -------------
HEALTHCARE - 20.2%
Bemidji Hospital Facilities, North Country Health
 Services, Callable 09/01/06 @ 102
   5.625%, 09/01/15                                                              1,600           1,678
Bemidji Hospital Facilities, North Country Health
 Services, Callable 09/01/12 @ 100 (RAAI)
   5.000%, 09/01/24                                                                500             508
Chisago Health Facilities Authority,
 Callable 07/01/05 @ 102
   7.300%, 07/01/25                                                                400             417
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   6.000%, 06/01/29                                                              3,000           2,853
Fergus Falls Health Care Facilities Authority,
 Lake Region Hospital, Long Term Care Facilities
 Project, Callable 12/01/05 @ 102
   6.500%, 12/01/25                                                              1,000           1,042
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102
   7.000%, 11/01/19                                                              1,000             982
Glencoe Health Care Services Facilities Project,
 Callable 04/01/11 @ 101
   7.500%, 04/01/31                                                              1,000           1,022
Glencoe Hospital Board,
 Pre-refunded 08/01/04 @ 102
   6.750%, 04/01/16 (a)                                                          1,100           1,172
Golden Valley, Covenant Retirement Communities,
 Series A, Callable 12/01/09 @ 101
   5.500%, 12/01/29                                                              1,750           1,752
Marshall Minnesota Medical Center, OBG Weiner
 Memorial Medical Center Project, Series A,
 Callable 11/01/13 @ 100
   5.250%, 11/01/16                                                                305             316
   5.850%, 11/01/23                                                                875             900
Minneapolis & St. Paul Housing & Redevelopment
 Authority, Group Health Care Plan Project,
 Callable 10/01/03 @ 102
   6.900%, 10/15/22                                                              4,000           4,052
Minneapolis & St. Paul Housing & Redevelopment
 Authority, Series A, Callable 08/15/05 @ 102 (FSA)
   5.600%, 08/15/12                                                                250             271
Minneapolis Healthcare System, Allina Health
 System, Series A, Callable 11/15/12 @ 100
   6.000%, 11/15/23                                                              1,500           1,603
   5.750%, 11/15/32                                                              2,400           2,491
Minnesota Agricultural & Economic Development
 Board, Benedictine Health, Series A,
 Callable 02/15/10 @ 101 (MBIA)
   5.250%, 02/15/15                                                              2,000           2,175
Minnesota Agricultural & Economic Development
 Board, Fairview Hospital Project, Series A,
 Callable 11/15/07 @ 102 (MBIA)
   5.500%, 11/15/11                                                                500             565
   5.500%, 11/15/17                                                              1,000           1,110
Minnesota Agricultural & Economic Development
 Board, Health Care System, Series A,
 Callable 11/15/10 @ 101
   6.375%, 11/15/29                                                              4,000           4,309
Monticello, Big Lake Community Hospital,
 Series A
   4.700%, 12/01/03                                                      $         125   $         125
Monticello, Big Lake Community Hospital,
 Series A, Callable 12/01/09 @ 100
   5.750%, 12/01/19                                                              1,000           1,002
Monticello, Big Lake Community Hospital,
 Series C, Callable 12/01/12 @ 100
   6.200%, 12/01/22                                                              1,000           1,027
Moorhead Economic Development Authority,
 Series B, Callable 06/01/04 @ 102
   6.000%, 06/01/29                                                              1,900           1,887
Olmstead County, Hiawatha Homes Project,
 Callable 10/01/03 @ 102
   6.500%, 07/01/16                                                                170             162
St. Cloud Health Care, St. Cloud Hospital Obligation
 Group, Series A, Callable 05/01/10 @ 101 (FSA)
   5.750%, 05/01/26                                                              2,500           2,695
St. Paul Housing & Redevelopment Authority,
 Callable 05/15/09 @ 100
   5.250%, 05/15/18                                                                500             506
Waconia Minnesota Health Care Facilities,
 Ridgeview Medical Center Project, Series A,
 Callable 01/01/10 @ 100 (RAAI)
   6.125%, 01/01/29                                                                765             848
                                                                                         -------------
                                                                                                37,470
                                                                                         -------------
HOUSING - 14.2%
Austin Housing & Redevelopment Authority,
 Series A, Callable 01/01/06 @ 102
   7.250%, 01/01/26                                                                500             504
Brooklyn Center Multifamily Housing,
 Callable 11/20/12 @ 100 (AMT) (GNMA)
   5.400%, 05/20/43                                                              1,000           1,013
Coon Rapids Multifamily Housing, Margaret Place,
 Callable 11/01/07 @ 102
   6.250%, 05/01/18                                                                500             469
Coon Rapids Multifamily Housing, Woodland North
 Apartments, Callable 12/01/03 @ 100 (FHA)
   5.625%, 12/01/09                                                              2,635           2,637
Dakota County Community Development Agency,
 Multifamily Housing, Ebenezer Ridges Project,
 Callable 04/20/11 @ 102 (GNMA)
   5.900%, 04/20/42                                                              2,000           2,113
Dakota County Housing & Redevelopment Authority,
 Series A, Callable 10/01/03 @ 100 (GNMA)
   8.100%, 09/01/12                                                                  5               5
Eden Prairie Multifamily Housing,
 Lincoln Park Project, Series A-1,
 Callable 12/20/10 @ 103.50 (GNMA)
   6.400%, 12/20/20                                                                990           1,059
Eden Prairie Multifamily Housing, Parkway
 Apartments Project, Series A,
 Callable 02/20/07 @ 104
   5.700%, 08/20/22                                                              1,000           1,050
Hopkins Elderly Housing, Series A,
 Callable 11/20/07 @ 102 (GNMA)
   5.600%, 11/20/17                                                                500             524
Hopkins Multifamily Housing, Renaissance Project,
 Callable 04/01/07 @ 102
   6.250%, 04/01/15                                                                500             528
Maplewood, Carefree Cottages Project,
 Callable 11/01/10 @ 100 (AMT)
   7.200%, 11/01/32                                                              2,000           2,100

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Minnesota State Housing Finance Agency,
 Residential Housing, Series B,
 Callable 07/01/11 @ 100 (AMT)
   5.650%, 07/01/33                                                      $       2,890   $       2,988
Minnesota State Housing Finance Agency,
 Residential Housing, Series F,
 Callable 07/01/11 @ 100 (AMT)
   5.400%, 07/01/30                                                              3,210           3,274
Minnesota State Housing Finance Agency, Series A,
 Callable 08/01/11 @ 100
   3.850%, 02/01/13                                                              1,455           1,451
Minnesota State Housing Finance Agency,
 Single Family Mortgage, Series C,
 Callable 07/01/09 @ 100 (AMT)
   6.100%, 07/01/30                                                                875             907
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102
   7.125%, 10/01/13 (a)                                                          2,000           2,040
St. Anthony Housing & Redevelopment
 Authority, Callable 05/20/06 @ 102 (FHA) (GNMA)
   6.250%, 11/20/25                                                              1,500           1,670
St. Louis Park, Multifamily Housing,
 Callable 11/01/08 @ 102 (FHA) (GNMA)
   5.250%, 11/01/20                                                                500             515
St. Louis Park, Multifamily Housing,
 Callable 12/01/05 @ 102 (FHA)
   6.250%, 12/01/28                                                                500             518
White Bear Lake, Lake Square Housing, Series A,
 Callable 02/01/07 @ 102 (FHA)
   6.000%, 08/01/20                                                              1,020           1,068
                                                                                         -------------
                                                                                                26,433
                                                                                         -------------
IMPROVEMENTS - 4.2%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.875%, 06/01/27                                                              7,000           7,792
                                                                                         -------------
INDUSTRIAL DEVELOPMENT - 0.7%
Little Canada Commercial Development,
 Callable 10/01/03 @ 102 (MLO)
   7.100%, 04/01/13                                                              1,340           1,346
                                                                                         -------------
LEASE REVENUE - 1.5%
Edina Housing & Redevelopment Authority,
 Callable 02/01/12 @ 100
   5.250%, 02/01/21                                                                 10              10
New Brighton Economic Development Authority,
 Public Safety Facility, Leasing Project, Series A,
 Callable 02/01/10 @ 100
   4.900%, 02/01/15                                                                850             884
   5.000%, 02/01/16                                                                895             930
   5.100%, 02/01/17                                                                900             937
                                                                                         -------------
                                                                                                 2,761
                                                                                         -------------
RECREATIONAL FACILITY AUTHORITY - 1.1%
St. Paul Port Authority, Radisson Kellogg Project,
 Series 2, Callable 08/01/08 @ 103
   7.375%, 08/01/29                                                              2,000           2,036
                                                                                         -------------
TAX REVENUE - 2.2%
Duluth Economic Development Authority
   8.000%, 08/01/08                                                                235             253
Minneapolis Community Development, Series A,
 Zero Coupon Bond (MBIA)
   7.125%, 09/01/04 (b)                                                            500             495
Minneapolis Community Development, Series G-3,
 Callable 12/01/11 @ 100
   5.450%, 12/01/31                                                      $       3,250   $       3,352
                                                                                         -------------
                                                                                                 4,100
                                                                                         -------------
TRANSPORTATION - 4.1%
Minneapolis & St. Paul Metropolitan
 Airports Commission, Series A,
 Callable 01/01/13 @ 100 (MBIA)
   5.000%, 01/01/20                                                              2,215           2,327
Minneapolis & St. Paul Metropolitan
 Airports Commission,
 Callable 01/01/11 @ 100 (AMT) (FGIC)
   5.250%, 01/01/21                                                              2,000           2,056
Minneapolis & St. Paul Metropolitan
 Airports Commission, Series A,
 Callable 01/01/10 @ 101 (FGIC)
   5.750%, 01/01/32                                                              3,000           3,271
                                                                                         -------------
                                                                                                 7,654
                                                                                         -------------
UTILITIES - 10.3%
Chaska Electric, Series A, Callable 10/01/10 @ 100
   6.100%, 10/01/30                                                              5,000           5,281
Southern Minnesota Municipal Power Agency,
 Power Supply Systems, Series A (AMBAC)
   5.250%, 01/01/16                                                              2,360           2,675
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   6.650%, 01/01/19 (b)                                                          4,000           2,023
   6.700%, 01/01/24 (b)                                                          5,000           1,843
   5.800%, 01/01/25 (b)                                                          2,000             697
   5.600%, 01/01/26 (b)                                                          8,000           2,637
   5.151%, 01/01/27 (b)                                                          3,000             941
Western Minnesota Municipal Power Agency,
 Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/14                                                              1,545           1,726
   5.500%, 01/01/15                                                                550             614
Western Minnesota Municipal Power Agency,
 Escrowed to Maturity (MBIA)
   9.750%, 01/01/16 (c)                                                            410             639
                                                                                         -------------
                                                                                                19,076
                                                                                         -------------
TOTAL REVENUE BONDS                                                                            128,421
                                                                                         -------------
GENERAL OBLIGATIONS - 23.1%
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/10 @ 100 (MSDCEP)
   5.750%, 02/01/17                                                              1,000           1,130
Becker Independent School District #726, Series A,
 Callable 02/01/10 @ 100 (FSA) (MSDCEP)
   6.000%, 02/01/21                                                              1,000           1,146
Burnsville Independent School District #191,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   4.875%, 02/01/13                                                              1,450           1,560
Chaska Independent School District #112, Series A,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.700%, 02/01/18                                                              1,000           1,129
Chaska Independent School District #112, Series B,
 Crossover Refunded 02/01/06 @ 100 (MSDCEP)
   5.875%, 02/01/11 (d)                                                          1,000           1,100
   6.000%, 02/01/15 (d)                                                            525             579
   6.000%, 02/01/16 (d)                                                          5,525           6,094
Columbia Heights Independent School District #13,
 Crossover Refunded 02/01/07 @ 100 (MSDCEP)
   5.250%, 02/01/15 (d)                                                          1,000           1,079

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Delano Independent School
 District #879, Series A,
 Callable 02/01/11 @ 100 (FSA) (MSDCEP)
   5.875%, 02/01/25                                                      $       1,000   $       1,113
Hennepin County, Series A,
 Callable 12/01/10 @ 100
   4.250%, 12/01/12                                                              1,000           1,051
Hopkins Independent School District #270,
 Series B, Callable 02/01/11 @ 100 (MSDCEP)
   4.125%, 02/01/12                                                              2,200           2,301
Lakeville Independent School District #194,
 Series B, Zero Coupon Bond,
 Callable 02/01/13 @ 68.77 (FGIC) (MSDCEP)
   5.420%, 02/01/20 (b)                                                          5,530           2,438
Minneapolis Sports Arena,
 Callable 04/01/08 @ 100
   5.100%, 04/01/13                                                                500             549
   5.100%, 10/01/13                                                                250             276
Minneapolis Sports Arena, Series B,
 Callable 09/01/05 @ 100
   5.200%, 03/01/13                                                                400             429
Minnesota State
   4.000%, 08/01/11                                                             10,000          10,559
North St. Paul Independent School District #622,
 Series B, Callable 05/01/06 @ 100 (MSDCEP)
   5.850%, 05/01/17                                                                500             545
Northfield Independent School District #659,
 Callable 02/01/11 @ 100
   5.000%, 02/01/16                                                              1,015           1,095
Perham, Disposal System,
 Callable 05/01/11 @ 100 (AMT)
   6.000%, 05/01/22                                                              1,500           1,553
Sauk Rapids Independent School District #47,
 Series A, Callable 02/01/11 @ 100 (MBIA)
   5.750%, 02/01/23                                                              2,000           2,219
South Washington County Independent School
 District #833, Callable 06/01/05 @ 100 (MLO)
   5.850%, 06/01/15                                                                500             535
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.700%, 02/01/17                                                              2,000           2,255
Wayzata Independent School District #284,
 Series A, Callable 02/01/07 @ 100
   5.500%, 02/01/17                                                              2,000           2,175
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                       42,910
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 0.3%
South Washington County Independent School
 District #833, Series A,
 Callable 12/01/06 @ 100 (MLO)
   5.250%, 12/01/14                                                                500             517
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                                517
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $161,565)                                                                             171,848
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 1.7%
Federated Minnesota Municipal Cash Trust                                     3,184,834   $       3,185
                                                                                         -------------
TOTAL MONEY MARKET FUND
   (Cost $3,185)                                                                                 3,185
                                                                                         -------------
TOTAL INVESTMENTS - 94.2%
   (Cost $164,750)                                                                             175,033
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 5.8%                                                        10,692
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $     185,725
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) The rate shown is the effective yield at the time of purchase.

(c) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $17,422,868, which represents 9.4% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MSDCEP - Minnesota School District Credit Enhancement Program

RAAI - Radian Asset Assurance Inc.

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

The accompanying notes are an integral part of the financial statements.

MISSOURI TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.0%
REVENUE BONDS - 74.6%
BUILDING - 9.7%
Clay County, Public Building Authority,
 Callable 05/15/08 @ 100
   5.125%, 05/15/14                                                      $       3,280   $       3,574
Missouri State Board of Public Buildings,
 State Office Building Special Obligation,
 Series A, Callable 05/01/11 @ 100
   5.000%, 05/01/17                                                              1,000           1,075
Missouri State Board of Public Buildings,
 State Office Building Special Obligation,
 Series A, Callable 05/01/11 @ 100 (MBIA)
   5.000%, 05/01/23                                                              2,000           2,055
   5.000%, 05/01/24                                                              5,130           5,244
   5.125%, 05/01/26                                                              5,000           5,141
Puerto Rico Public Buildings Authority,
 Public Education and Health Facilities, Series B,
 Callable 07/01/07 @ 101.50 (AMBAC) (COMGTY)
   5.000%, 07/01/27                                                              1,000           1,018
Puerto Rico Public Buildings Authority,
 Public Education and Health Facilities, Series M,
 Pre-refunded 07/01/05 @ 100 (COMGTY)
   5.500%, 07/01/21 (a)                                                            825             887
                                                                                         -------------
                                                                                                18,994
                                                                                         -------------
EDUCATION - 11.0%
Kansas City School District Building,
 Capital Improvement Project,
 Callable 02/01/04 @ 102 (FGIC)
   5.000%, 02/01/14                                                              2,230           2,305
Kansas City School District Building,
 Elementary Improvement Project, Series D,
 Callable 02/01/04 @ 102 (FGIC)
   5.000%, 02/01/14                                                              1,000           1,034
Missouri State Health & Educational Facilities
 Authority, University of Missouri-Columbia
 Arena Project, Callable 11/01/11 @ 100
   5.000%, 11/01/19                                                              2,540           2,684
Missouri State Health & Educational Facilities
 Authority, Washington University, Series A,
 Callable 02/15/13 @ 100
   5.000%, 02/15/33                                                              1,000           1,016
Missouri State Health & Educational Facilities
 Authority, Washington University, Series A,
 Callable 06/15/11 @ 100
   5.125%, 06/15/41                                                              2,150           2,191
Missouri Western State College,
 Callable 10/01/03 @ 102 (MBIA)
   5.400%, 10/01/16                                                              1,000           1,023
University of Missouri, Callable 11/01/03 @ 101
   5.500%, 11/01/23                                                              2,000           2,025
University of Missouri,
 Pre-refunded 11/01/07 @ 101
   5.500%, 11/01/21 (a)                                                          3,000           3,459
   5.800%, 11/01/27 (a)                                                          5,000           5,824
                                                                                         -------------
                                                                                                21,561
                                                                                         -------------
HEALTHCARE - 16.6%
Cape Girardeau County Authority,
 Southeast Missouri Hospital Association,
 Callable 06/01/12 @ 100
   5.625%, 06/01/22                                                              1,500           1,548
Missouri State Health & Educational Facilities
 Authority, Barnes-Jewish Inc., Series A
   4.750%, 05/15/05                                                                100             105
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems,
 Callable 05/15/08 @ 101
   5.000%, 05/15/28                                                      $       3,105   $       3,091
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A,
 Callable 05/15/04 @ 102, Escrowed to Maturity
   6.200%, 05/15/07 (b)                                                            235             247
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A,
 Escrowed to Maturity
   6.750%, 05/15/12 (b)                                                          3,310           4,111
Missouri State Health & Educational Facilities
 Authority, Freeman Hospital Project, Series A,
 Callable 02/15/04 @ 102 (FSA)
   5.375%, 02/15/14                                                              1,000           1,034
Missouri State Health & Educational Facilities
 Authority, SSM Health Care System, Series A,
 Callable 06/01/08 @ 101 (MBIA)
   5.000%, 06/01/09                                                              1,000           1,108
   5.000%, 06/01/12                                                              2,000           2,137
   5.000%, 06/01/18                                                              3,895           4,054
Missouri State Health & Educational Facilities
 Authority, St. Luke's Health System,
 Callable 11/15/03 @ 102 (MBIA)
   5.100%, 11/15/13                                                              2,000           2,043
North Kansas City Hospital,
 Callable 11/15/08 @ 101 (AMBAC)
   5.000%, 11/15/13                                                                700             747
   5.000%, 11/15/28                                                              2,000           2,025
North Kansas City Hospital, Series A,
 Callable 11/15/13 @ 100 (FSA)
   5.000%, 11/15/21                                                                250             260
   5.000%, 11/15/22                                                                200             207
St. Louis County Industrial Development
 Authority, Ranken-Jordan Project, Series A,
 Callable 11/15/13 @ 100
   6.625%, 11/15/35                                                                500             496
University Health Facilities,
 University of Missouri Health System, Series A,
 Callable 11/01/06 @ 102 (AMBAC)
   5.600%, 11/01/26                                                              5,000           5,304
University Health Facilities,
 University of Missouri Health System, Series A,
 Callable 11/01/08 @ 100 (AMBAC)
   5.000%, 11/01/09                                                              1,000           1,104
University of Missouri Health Systems,
 Series A, Callable 11/01/08 @ 100 (AMBAC)
   5.125%, 11/01/28                                                              3,000           3,025
                                                                                         -------------
                                                                                                32,646
                                                                                         -------------
HOUSING - 0.9%
Missouri State Community Development Agency,
 Callable 10/01/03 @ 100 (FHA)
   6.100%, 01/01/04                                                                115             115
   6.100%, 07/01/04                                                                115             115
   6.200%, 01/01/05                                                                 60              60
University City Industrial Development Authority,
 Multifamily Housing, Series A,
 Callable 12/20/05 @ 102
   5.950%, 12/20/25                                                              1,400           1,444
                                                                                         -------------
                                                                                                 1,734
                                                                                         -------------

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT - 0.5%
Sugar Creek, Lafarge North America, Series A,
 Callable 06/01/13 @ 101 (AMT)
   5.650%, 06/01/37                                                      $       1,000   $         973
                                                                                         -------------
LEASE REVENUE - 1.5%
Boone County, Callable 08/01/12 @ 100
   5.050%, 08/01/20                                                              1,200           1,223
Missouri State Financial Board Infrastructure
 Facilities, Series A, Callable 12/01/12 @ 100
   5.000%, 12/01/17                                                              1,000           1,027
   5.375%, 12/01/22                                                                750             766
                                                                                         -------------
                                                                                                 3,016
                                                                                         -------------
POLLUTION CONTROL - 16.2%
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control,
 Associated Electric Co-Op, Thomas Hill,
 Callable 12/01/06 @ 101
   5.250%, 12/01/09                                                              1,000           1,120
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control,
 Drinking Water, Callable 01/01/07 @ 101
   5.000%, 01/01/08                                                                500             550
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control,
 Series A, Drinking Water,
 Callable 07/01/08 @ 101
   5.000%, 01/01/19                                                              2,200           2,315
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series B,
 Drinking Water, Callable 01/01/09 @ 101
   5.250%, 01/01/15                                                              2,180           2,406
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series B, Drinking Water,
 Callable 01/01/13 @ 100
   5.500%, 07/01/14                                                              2,000           2,292
   5.500%, 07/01/18                                                              1,400           1,578
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series D, Drinking Water,
 Pre-refunded 01/01/06 @ 101
   5.875%, 01/01/15 (a)                                                            725             805
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series E, Drinking Water,
 Pre-refunded 07/01/06 @ 101
   5.625%, 07/01/16 (a)                                                            915           1,028
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series A,
 State Revolving Fund Program,
 Callable 07/01/10 @ 100
   5.500%, 07/01/16                                                              2,495           2,796
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series B,
 State Revolving Fund Program,
 Callable 01/01/13 @ 100
   5.000%, 01/01/17                                                              1,470           1,593
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series C,
 State Revolving Fund Program
   5.375%, 07/01/13                                                      $       1,570   $       1,802
   5.375%, 07/01/14                                                              2,400           2,758
   5.375%, 07/01/15                                                              1,500           1,722
   5.375%, 07/01/16                                                              2,000           2,298
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Series C,
 State Revolving Fund Program,
 Callable 07/01/11 @ 100
   5.000%, 07/01/23                                                              6,655           6,862
                                                                                         -------------
                                                                                                31,925
                                                                                         -------------
RECREATIONAL FACILITY AUTHORITY - 0.6%
Missouri Financial Board Cultural Facilities,
 Nelson Gallery Foundation, Series A,
 Callable 12/01/11 @ 100
   5.250%, 12/01/14                                                              1,000           1,110
                                                                                         -------------
TRANSPORTATION - 11.5%
Missouri State Highways & Transportation Road,
 Series A
   5.000%, 02/01/11                                                              6,000           6,714
   4.100%, 02/01/12                                                                600             630
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/11 @ 100
   5.000%, 02/01/17                                                                550             589
   5.250%, 02/01/20                                                              5,000           5,370
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/12 @ 100
   5.125%, 02/01/17                                                              1,000           1,085
   5.000%, 02/01/22                                                              3,725           3,858
St. Louis Airport, Capital Improvement Program,
 Series A, Callable 07/01/12 @ 100 (MBIA)
   5.375%, 07/01/21                                                              1,000           1,068
St. Louis Airport, Lambert Field,
 Series B (FGIC) (AMT)
   6.000%, 07/01/10                                                                750             862
St. Louis Airport, Series A (FSA)
   4.000%, 07/01/13                                                              2,500           2,542
                                                                                         -------------
                                                                                                22,718
                                                                                         -------------
UTILITIES - 6.1%
Kansas City Water, Series A,
 Callable 12/01/08 @ 101
   5.000%, 12/01/11                                                              4,390           4,778
Kansas City Water, Series B,
 Callable 12/01/06 @ 101
   5.000%, 12/01/07                                                                500             552
   5.000%, 12/01/16                                                              2,200           2,365
Kansas City Water, Series D,
 Pre-refunded 12/01/04 @ 100
   6.150%, 12/01/07 (a)                                                            500             530
   6.300%, 12/01/08 (a)                                                            500             530
Sikeston Electric, Callable 06/01/06 @ 101 (MBIA)
   5.000%, 06/01/22                                                              1,000           1,029
Springfield Water Works, Series A,
 Pre-refunded 05/01/05 @ 102
   5.600%, 05/01/23 (a)                                                          2,000           2,141
                                                                                         -------------
                                                                                                11,925
                                                                                         -------------
TOTAL REVENUE BONDS                                                                            146,602
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 24.4%
Clayton School District (STAID)
   4.250%, 02/01/08                                                      $          50   $          55
Clayton School District, Callable 03/01/07 @ 101
   5.000%, 03/01/17                                                              3,325           3,543
Columbia School District, Callable 03/01/07 @ 100
   6.300%, 03/01/11                                                                365             419
Columbia School District, Missouri Direct Deposit
 Program, Callable 03/01/08 @ 100 (STAID)
   4.850%, 03/01/14                                                              1,000           1,068
Independence School District,
 Missouri Direct Deposit Program,
 Callable 03/01/13 @ 100 (MBIA) (STAID)
   5.000%, 03/01/20                                                              1,240           1,311
Jackson County School District,
 Callable 03/01/08 @ 100
   4.850%, 03/01/13                                                              2,000           2,106
Jackson County School District #4,
 Missouri Direct Deposit Program (STAID)
   5.250%, 03/01/11                                                              1,000           1,136
Jefferson City School District, Series A
   6.700%, 03/01/11                                                              1,000           1,217
Jefferson County School District #R-3,
 Callable 03/01/08 @ 100 (STAID)
   4.600%, 03/01/12                                                                600             628
Kansas City, Series A, Callable 03/01/08 @ 101
   5.250%, 09/01/09                                                                300             336
   5.250%, 09/01/12                                                              3,980           4,441
Kansas City, Series A, Streetlight Project,
 Callable 02/01/10 @ 101
   5.750%, 02/01/12                                                              1,000           1,140
Missouri State, Fourth State Building, Series A,
 Pre-refunded 08/01/06 @ 100
   5.400%, 08/01/09 (a)                                                          2,000           2,222
Missouri State Water Pollution Control, Series A,
 Pre-refunded 08/01/06 @ 100
   5.750%, 08/01/18 (a)                                                          2,085           2,337
North Kansas City School District,
 Callable 03/01/11 @ 100
   5.000%, 03/01/16                                                              1,265           1,362
North Kansas City School District, Missouri Direct
 Deposit Program, Series A (STAID)
   4.000%, 03/01/11 (c)                                                            520             548
Puerto Rico Municipal Finance Agency,
 Callable 08/01/09 @ 101
   5.500%, 08/01/23                                                              3,000           3,315
S. Louis County Ferguson Reorganization School
 District #R-2 (STAID)
   3.750%, 05/01/11                                                              1,000           1,039
St. Charles County, Francis Howell School District,
 Series A (STAID)
   4.000%, 03/01/11                                                              1,000           1,060
St. Charles School District, Missouri Direct
 Deposit Program, Callable 03/01/06 @ 101
   5.000%, 03/01/12                                                                750             818
St. Louis County
   5.000%, 02/01/12                                                              3,250           3,641
St. Louis County Public Safety,
 Callable 08/15/09 @ 100 (FGIC)
   5.125%, 02/15/17                                                              4,185           4,529
St. Louis County Rockwood School District #R-6,
 Callable 02/01/11 @ 100
   5.000%, 02/01/13                                                      $       3,000   $       3,280
St. Louis County Rockwood School District #R-6,
 Series A, Callable 02/01/13 @ 100
   5.000%, 02/01/14                                                              2,000           2,214
Taney County Reorganized School District #R-V,
 Hollister, Missouri Direct Deposit Program,
 Callable 03/01/13 @ 100 (FSA) (STAID)
   5.000%, 03/01/17                                                              1,000           1,082
Wentzville School District #R-4,
 Callable 03/01/08 @ 100 (FSA)
   5.100%, 03/01/18                                                              3,000           3,219
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                       48,066
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $182,488)                                                                             194,668
                                                                                         -------------
TOTAL INVESTMENTS - 99.0%
   (Cost $182,488)                                                                             194,668
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.0%                                                         1,846
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $     196,514
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c) Security purchased on a when-issued basis. On September 30, 2003, the total cost of investments purchased on a when-issued basis was $541,975. See note 2 in Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $1,834,338, which represents 0.9% of net assets.

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

STAID - State Aid Withholding

NEBRASKA TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.8%
REVENUE BONDS - 77.7%
EDUCATION - 19.3%
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100
   5.350%, 12/15/18                                                      $       1,000   $       1,025
Nebraska Educational Finance Authority,
 Creighton University Project, Series A (AMBAC)
   5.000%, 09/01/09                                                                500             563
Nebraska Educational Finance Authority,
 Midland Lutheran College Project,
 Callable 10/01/10 @ 100
   5.200%, 10/01/20                                                                350             352
Nebraska Educational Finance Authority,
 Wesleyan University Project,
 Callable 04/01/12 @ 100 (RAAI)
   5.000%, 04/01/17                                                                605             640
Nebraska Utility Corporation,
 University of Nebraska, Lincoln Project,
 Callable 01/01/12 @ 100
   5.250%, 01/01/15                                                              1,045           1,155
University of Nebraska, Callable 07/15/08 @ 100
   5.250%, 07/15/11                                                              1,000           1,115
University of Nebraska, Lincoln Parking Project,
 Callable 08/01/05 @ 102
   5.100%, 06/01/09                                                                500             530
University of Nebraska, Lincoln Student Fees,
 Callable 01/01/13 @ 100
   5.000%, 07/01/22                                                                750             770
University of Nebraska Facilities, Medical Center
 Research Project, Callable 02/15/12 @ 100
   5.000%, 02/15/15                                                                500             542
                                                                                         -------------
                                                                                                 6,692
                                                                                         -------------
HEALTHCARE - 15.8%
Douglas County Hospital Authority #1,
 Immanuel Medical Center,
 Callable 09/01/07 @ 102 (AMBAC)
   4.900%, 09/01/09                                                                750             821
Lancaster County Hospital Authority,
 Bryanlgh Medical Center Project,
 Callable 06/01/11 @ 100 (AMBAC)
   5.000%, 06/01/19                                                                500             519
   5.125%, 06/01/21                                                              1,200           1,247
Madison County Hospital Authority #1,
 Faith Regional Health Services Project,
 Callable 01/01/12 @ 100 (AG)
   5.500%, 07/01/21                                                              1,000           1,059
Nebraska Investment Finance Authority,
 Great Plains Regional Medical Center,
 Callable 05/15/12 @ 100 (RAAI)
   5.200%, 11/15/16                                                                250             266
   5.300%, 11/15/17                                                                805             857
Platte County Hospital Authority #1,
 Columbus Community Hospital Project,
 Callable 05/01/10 @ 101 (AG)
   5.850%, 05/01/14                                                                650             718
                                                                                         -------------
                                                                                                 5,487
                                                                                         -------------
HOUSING - 6.3%
Nebraska Investment Finance Authority,
 Multifamily Housing (GNMA)
   4.625%, 07/20/12                                                                480             495
Nebraska Investment Finance Authority,
 Single Family Housing, Series A,
 Callable 03/01/11 @ 100 (AMT)
   5.150%, 03/01/16                                                      $         905   $         938
Omaha Housing Authority, Multifamily Housing,
 Timbercreek Apartments,
 Callable 10/01/11 @ 100 (GNMA)
   5.150%, 11/20/22                                                                735             756
                                                                                         -------------
                                                                                                 2,189
                                                                                         -------------
LEASE REVENUE - 2.4%
Nebraska Educational Telecommunication
 Commission, Leasing Project, Series 2000 (MLO)
   6.000%, 02/01/06                                                                750             825
                                                                                         -------------
RECREATIONAL FACILITY AUTHORITY - 7.9%
Douglas County Zoo Facility, Omaha Henry Doorly
 Zoo Project, Callable 09/01/09 @ 100
   5.650%, 09/01/11                                                              1,000           1,104
Omaha Convention Hotel Corporation, Series A,
 Callable 04/01/12 @ 100 (AMBAC)
   5.500%, 04/01/16                                                                525             590
   5.125%, 04/01/26                                                              1,000           1,025
                                                                                         -------------
                                                                                                 2,719
                                                                                         -------------
TAX REVENUE - 1.5%
Omaha Special Tax Revenue, Series A,
 Callable 02/01/12 @ 101
   5.125%, 02/01/32                                                                500             512
                                                                                         -------------
TRANSPORTATION - 0.8%
Omaha Airport Authority,
 Callable 01/01/11 @ 100 (FSA)
   5.500%, 01/01/14                                                                250             277
                                                                                         -------------
UTILITIES - 23.7%
Alliance Electrical Systems,
 Callable 06/15/08 @ 100 (AMBAC)
   5.000%, 12/15/14                                                                260             282
   5.100%, 12/15/15                                                                460             501
Cuming County Public Power District,
 Callable 05/15/06 @ 100
   5.600%, 05/15/21                                                                250             255
Grand Island Electrical Systems,
 Callable 06/27/11 @ 100 (MBIA)
   5.125%, 08/15/16                                                                750             818
Hastings Electrical Systems,
 Callable 05/01/11 @ 100 (FSA)
   5.000%, 01/01/15                                                              1,000           1,080
   5.000%, 01/01/16                                                                750             807
Lincoln Electrical Systems,
 Callable 09/01/11 @ 100
   5.000%, 09/01/15                                                                500             542
Lincoln Electrical Systems,
 Callable 09/01/13 @ 100
   5.000%, 09/01/26 (a)                                                          1,000           1,019
Nebraska Investment Finance Authority,
 Drinking Water System Revolving Fund,
 Callable 01/01/09 @ 100
   4.500%, 01/01/10                                                                115             121
   5.150%, 01/01/16                                                                580             604
Omaha Public Power District, Series A,
 Callable 02/01/10 @ 100
   5.000%, 02/01/17                                                                655             702
   5.200%, 02/01/22                                                                630             655

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Omaha Public Power District, Series A,
 Callable 05/01/13 @ 100
   3.900%, 02/01/14                                                      $         250   $         253
Omaha Public Power Electrical Systems
   6.200%, 02/01/17                                                                210             256
Washington County Wastewater Facilities,
 Cargill Inc. Project, Callable 11/01/12 @ 101
   5.900%, 11/01/27                                                                300             312
                                                                                         -------------
                                                                                                 8,207
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             26,908
                                                                                         -------------
GENERAL OBLIGATIONS - 15.2%
Dawson County School District,
 Callable 06/15/06 @ 102
   5.100%, 12/15/16                                                                365             397
Douglas County School District #17, Millard,
 Callable 11/15/12 @ 100 (FSA)
   4.000%, 11/15/13                                                                500             517
Douglas County School District #54, Ralston
 Public Schools, Callable 08/15/11 @ 100
   5.000%, 12/15/16                                                                845             913
Lancaster County School District #1,
 Lincoln Public Schools, Callable 01/15/11 @ 100
   5.250%, 07/15/19                                                                220             239
Lancaster County School District #1, Lincoln
 Public Schools, Callable 07/15/12 @ 100
   5.000%, 01/15/17                                                                750             807
Omaha, Series A
   6.500%, 12/01/18                                                                825           1,047
Omaha, Series B, Callable 12/01/03 @ 100
   5.250%, 12/01/25                                                                500             502
Omaha-Douglas Public Building,
 Callable 05/01/11 @ 100
   4.900%, 05/01/16                                                                500             532
   5.100%, 05/01/20                                                                300             317
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                        5,271
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 3.9%
Western Nebraska Community College,
 Callable 10/15/07 @ 100
   4.700%, 10/15/10                                                                295             309
   4.800%, 10/15/11                                                                195             203
   4.900%, 10/15/12                                                                250             260
   5.000%, 10/15/13                                                                300             311
   5.100%, 10/15/14                                                                250             259
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              1,342
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $31,727)                                                                               33,521
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 4.8%
First American Tax Free Obligations Fund,
 Cl Y (b)                                                                    1,683,218   $       1,683
                                                                                         -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $1,683)                                                                                 1,683
                                                                                         -------------
TOTAL INVESTMENTS - 101.6%
   (Cost $33,410)                                                                               35,204
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - (1.6)%                                                        (558)
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $      34,646
                                                                                         -------------

(a) Security purchased on a when-issued basis. On September 30, 2003, the total cost of investments purchased on a when-issued basis was $1,010,850. See note 2 in Notes to Financial Statements.

(b) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

AG - Asset Guaranty

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $938,376, which represents 2.7% of net assets.

Cl - Class

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

OHIO TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.3%
REVENUE BONDS - 25.8%
EDUCATION - 5.5%
Ohio State Higher Educational Facilities,
 Xavier University Project,
 Callable 05/01/13 @ 100 (FGIC)
   5.250%, 05/01/16                                                      $       1,000   $       1,117
University of Cincinnati, Series A,
 Callable 06/01/11 @ 101 (FGIC)
   5.500%, 06/01/14                                                              1,000           1,129
                                                                                         -------------
                                                                                                 2,246
                                                                                         -------------
HEALTHCARE - 6.2%
Erie County Hospital Facilities,
 Firelands Regional Medical Center,
 Series A, Callable 08/15/12 @ 101
   5.500%, 08/15/22                                                                500             512
Franklin County Health Care Facilities,
 Refunding & Improvement, Ohio Presbyterian,
 Series A, Callable 07/01/12 @ 100 (RAAI)
   5.125%, 07/01/22                                                                500             510
Hamilton County Hospital Facilities,
 Children's Medical Center, Series F (FGIC)
   5.200%, 05/15/09                                                              1,000           1,121
Lorain County Hospital, Catholic Healthcare,
 Callable 10/01/12 @ 100
   5.500%, 10/01/17                                                                350             377
                                                                                         -------------
                                                                                                 2,520
                                                                                         -------------
HOUSING - 0.7%
Ohio Housing Financing Agency,
 Residential Mortgage, Series D,
 Callable 03/01/12 @ 100 (AMT)
   5.200%, 09/01/22                                                                290             296
                                                                                         -------------
POLLUTION CONTROL - 2.6%
Ohio State Water Development Authority,
 Water Pollution Control, Callable 06/01/12 @ 100
   5.050%, 12/01/21                                                              1,000           1,050
                                                                                         -------------
TRANSPORTATION - 2.8%
Ohio State Turnpike Commission, Series A,
 Pre-refunded 02/15/06 @ 102 (MBIA)
   5.700%, 02/15/13 (a)                                                          1,000           1,120
                                                                                         -------------
UTILITIES - 8.0%
Cincinnati Water System, Callable 06/01/11 @ 100
   5.000%, 12/01/20                                                              1,000           1,047
Montgomery County Water, Greater Moraine Beaver,
 Callable 11/15/12 @ 100 (AMBAC)
   5.375%, 11/15/16                                                              1,000           1,124
Ohio State Water Development Authority, Escrowed
 to Maturity, Callable 06/01/05 @ 102 (AMBAC)
   5.800%, 12/01/11 (b)                                                          1,000           1,087
                                                                                         -------------
                                                                                                 3,258
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             10,490
                                                                                         -------------
GENERAL OBLIGATIONS - 62.8%
Cincinnati, Callable 12/01/11 @ 100
   5.000%, 12/01/16                                                              1,000           1,080
   5.000%, 12/01/17                                                              1,000           1,075
Columbus, Series B
   5.000%, 07/01/08                                                              1,405           1,584
Columbus City School District,
 School Facilities Construction & Improvement,
 Callable 06/01/13 @ 100 (FGIC)
   5.000%, 12/01/18                                                              2,000           2,149
Dayton City School District, School Facilities
 Construction & Improvement, Series D (FGIC)
   5.000%, 12/01/11                                                      $       1,000   $       1,124
Dublin, Refunding & Improvement, Series A,
 Callable 12/01/09 @ 101
   5.250%, 12/01/14                                                              1,000           1,113
Greater Cleveland Regional Transportation
 Authority, Pre-refunded 12/01/06 @ 101 (FGIC)
   5.650%, 12/01/16 (a)                                                          1,000           1,139
Northwest School District, School Improvement,
 Callable 12/01/12 @ 100 (MBIA)
   5.000%, 12/01/22                                                              1,000           1,038
Ohio State Common Schools, Series A,
 Callable 03/15/12 @ 100
   5.125%, 09/15/22                                                              2,000           2,099
Ohio State Higher Education, Series A,
 Callable 02/01/11 @ 100
   5.000%, 02/01/19                                                              1,000           1,057
Ohio State Higher Education, Series A,
 Callable 02/01/12 @ 100
   5.000%, 08/01/22                                                              1,000           1,036
Ohio State Higher Education, Series B,
 Callable 11/01/11 @ 100
   5.000%, 11/01/15                                                              1,000           1,087
   5.000%, 11/01/16                                                              1,000           1,082
Ohio State Infrastructure Improvement, Series A
   5.500%, 02/01/20                                                              1,000           1,146
Pickerington School District,
 School Facilities Construction & Improvement,
 Callable 12/01/11 @ 100 (FGIC)
   5.250%, 12/01/20                                                              1,000           1,076
Solon, Callable 12/01/12 @ 100
   5.000%, 12/01/21                                                              1,000           1,046
Springfield City School District,
 Callable 12/01/11 @ 102 (FGIC)
   5.200%, 12/01/23                                                              1,000           1,055
Summit County, Series R (FGIC)
   5.500%, 12/01/21                                                              1,000           1,141
Sylvania City School District,
 Pre-refunded 12/01/05 @ 101 (FGIC)
   5.800%, 12/01/15 (a)                                                          1,000           1,109
Toledo City School District, School Facilities
 Improvement, Callable 12/01/13 @ 100 (FSA)
   5.000%, 12/01/14                                                              1,000           1,112
Van Wert City School District, School Improvement,
 Callable 12/01/12 @ 100 (FGIC)
   5.000%, 12/01/20                                                              1,035           1,092
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                       25,440
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 8.7%
Midview Local School District, School Buildings
 Facilities Project, Callable 05/01/13 @ 100
   5.250%, 11/01/17                                                              1,270           1,351
Ohio State Building Authority, State Facility,
 Administration Building Fund, Series A,
 Callable 04/01/12 @ 100 (FSA)
   5.500%, 04/01/16                                                              1,000           1,126
   5.000%, 04/01/22                                                              1,000           1,035
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              3,512
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $37,923)                                                                               39,442
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 1.2%
Federated Ohio Municipal Trust                                                 488,854   $         489
                                                                                         -------------
TOTAL MONEY MARKET FUND
   (Cost $489)                                                                                     489
                                                                                         -------------
TOTAL INVESTMENTS - 98.5%
   (Cost $38,412)                                                                               39,931
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                                                           598
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $      40,529
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $296,534 which represents 0.7% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
REVENUE BONDS - 38.5%
BUILDING - 0.7%
Oregon State Fair & Exposition Center,
 Callable 10/01/03 @ 101 (RAAI)
   5.400%, 10/01/06                                                      $       1,010   $       1,023
                                                                                         -------------
EDUCATION - 5.0%
Multnomah County Educational Facilities, University
 of Portland, Callable 04/01/07 @ 102 (AMBAC)
   5.750%, 04/01/10                                                              2,245           2,577
   5.700%, 04/01/15                                                              1,000           1,069
Oregon State Facilities Authority, Northwest Project,
 Series A, Callable 10/01/12 @ 101
   5.000%, 10/01/14                                                                555             575
Oregon State Health, Housing,
 Educational & Cultural Facilities Authority,
 George Fox University, Series A,
 Callable 03/01/07 @ 102 (BA)
   5.400%, 03/01/09                                                                395             434
   5.450%, 03/01/10                                                                415             451
Oregon State Health, Housing,
 Educational & Cultural Facilities Authority,
 Reed College, Series A, Callable 07/01/06 @ 102
   5.375%, 07/01/15                                                              2,000           2,104
Salem Educational Facilities, Williamette University,
 Callable 04/01/04 @ 101
   5.700%, 04/01/05                                                                500             516
                                                                                         -------------
                                                                                                 7,726
                                                                                         -------------
HEALTHCARE - 5.5%
Clackamas County Hospital Facilities Authority,
 Legacy Health Systems, Callable 08/15/09 @ 101
   5.250%, 02/15/11                                                              2,000           2,191
   5.375%, 02/15/12                                                              1,000           1,092
Clackamas County Hospital Facilities Authority,
 Mary's Woods, Series A, Callable 05/15/09 @ 102
   6.125%, 05/15/13                                                              1,000           1,034
Douglas County Hospital Facilities Authority,
 Catholic Health, Series B (MBIA)
   5.500%, 11/15/04                                                                155             163
Medford Hospital Facilities Authority, Asante Health
 Systems, Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/11                                                              1,000           1,109
   5.375%, 08/15/12                                                              1,000           1,105
Salem Hospital Facilities Authority,
 Callable 08/15/08 @ 101
   5.250%, 08/15/14                                                              1,000           1,051
Umatilla County Hospital Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                                690             743
                                                                                         -------------
                                                                                                 8,488
                                                                                         -------------
HOUSING - 4.7%
Oregon State Housing & Community Services,
 Series A, Callable 07/01/04 @ 102
   6.400%, 07/01/18                                                                630             650
Oregon State Housing & Community Services,
 Series A, Callable 07/01/06 @ 102
   6.000%, 07/01/16                                                                850             897
Oregon State Housing & Community Services,
 Series A, Callable 10/01/03 @ 102
   4.900%, 07/01/05                                                              1,075           1,099
   5.750%, 07/01/12                                                              2,490           2,533

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Oregon State Housing & Community Services,
 Series E, Callable 01/01/10 @ 100 (FHA)
   5.750%, 07/01/13                                                      $         695   $         744
Portland Housing Authority, Riverwood Project,
 Pre-refunded 01/01/06 @ 100
   6.000%, 01/01/11 (a)                                                          1,170           1,291
                                                                                         -------------
                                                                                                 7,214
                                                                                         -------------
IMPROVEMENTS - 0.7%
Oregon State Department of Administrative Services
 Lottery, Series A, Callable 04/01/10 @ 100 (FSA)
   5.000%, 04/01/12                                                              1,050           1,145
                                                                                         -------------
POLLUTION CONTROL - 1.6%
Port of St. Helens Pollution Control,
 Portland General Electric
   4.800%, 04/01/10                                                              2,450           2,062
   4.800%, 06/01/10                                                                400             331
                                                                                         -------------
                                                                                                 2,393
                                                                                         -------------
TAX REVENUE - 1.4%
Medford Urban Renewal Agency,
 Callable 01/01/13 @ 101
   4.500%, 06/01/13                                                              1,010           1,057
Portland Urban Renewal & Redevelopment,
 Convention Center, Series A,
 Callable 06/15/10 @ 101 (AMBAC)
   5.750%, 06/15/15                                                              1,000           1,148
                                                                                         -------------
                                                                                                 2,205
                                                                                         -------------
TRANSPORTATION - 5.9%
Oregon State Department of Transportation,
 Highway User Tax, Callable 11/15/10 @ 100
   5.125%, 11/15/14                                                              2,260           2,485
Oregon State Department of Transportation,
 Highway User Tax, Series A,
 Callable 11/15/12 @ 100
   5.500%, 11/15/16                                                              1,000           1,137
Port Morrow, Callable 06/01/05 @ 100
   6.250%, 06/01/15                                                              1,500           1,518
Port Portland Airport, Series 12-A,
 Callable 01/01/09 @ 101 (FGIC)
   5.250%, 07/01/11                                                              1,165           1,280
   5.250%, 07/01/12                                                              2,000           2,205
Tri-County Metropolitan Transportation District,
 Series 1 (MGT)
   4.900%, 06/01/09                                                                500             548
                                                                                         -------------
                                                                                                 9,173
                                                                                         -------------
UTILITIES - 13.0%
Clackamas County Service District #1,
 Pre-refunded 10/01/06 @ 100
   6.200%, 10/01/09 (a)                                                            700             798
Eugene Electric Utilities,
 Callable 08/01/06 @ 100 (FSA)
   5.375%, 08/01/11                                                              1,195           1,320
Eugene Electric Utilities,
 Callable 08/01/07 @ 100 (FSA)
   5.000%, 08/01/11                                                              1,305           1,439
Eugene Electric Utilities,
 Callable 08/01/08 @ 100 (FSA)
   4.800%, 08/01/13                                                                690             726
Marion County Solid Waste & Electric,
 Ogden Martin System Project (AMBAC)
   5.500%, 10/01/06                                                              1,465           1,621
Portland Sewer Systems, Series A,
 Callable 06/01/07 @ 100 (FGIC)
   5.000%, 06/01/09                                                      $       2,250   $       2,490
   5.000%, 06/01/10                                                              2,000           2,212
   5.000%, 06/01/15                                                                250             269
Salem Water & Sewer (MBIA)
   6.000%, 06/01/06                                                              1,135           1,269
Tualatin Valley Water District,
 Callable 06/01/08 @ 100 (FSA)
   5.000%, 06/01/12                                                              1,000           1,095
Washington County Clean Water Services,
 Callable 10/01/11 @ 100 (FGIC)
   5.125%, 10/01/14                                                              1,790           1,968
Washington County Unified Sewer Agency,
 Callable 10/01/06 @ 101 (FGIC)
   5.200%, 10/01/09                                                              1,300           1,449
Washington County Unified Sewer Agency,
 Series 1 (FGIC)
   5.750%, 10/01/08                                                              1,000           1,162
Washington County Unified Sewer Agency,
 Series A, Zero Coupon Bond (AMBAC)
   3.170%, 10/01/05 (b)                                                          1,150           1,120
   4.200%, 10/01/07 (b)                                                          1,200           1,102
                                                                                         -------------
                                                                                                20,040
                                                                                         -------------
TOTAL REVENUE BONDS                                                                             59,407
                                                                                         -------------
GENERAL OBLIGATIONS - 53.4%
Chemeketa Community College District,
 Escrowed to Maturity (FGIC)
   5.500%, 06/01/13 (c)                                                          2,170           2,525
Chemeketa Community College,
 Pre-refunded 06/01/06 @ 100 (FGIC)
   5.650%, 06/01/09 (a)                                                          1,000           1,112
Clackamas & Washington Counties School
 District #3, Linn-Wilsonville District, Series A,
 Zero Coupon Bond (FGIC)
   4.415%, 06/15/15 (b)                                                          5,540           3,328
Clackamas County Limited Tax Assessment,
 Callable 11/01/03 @ 100
   6.000%, 05/01/10                                                              1,000           1,001
Clackamas County School District #7,
 Lake Oswego, Callable 06/01/11 @ 100
   5.500%, 06/01/12                                                              1,240           1,414
Clackamas County School District #86, Canby,
 Callable 06/15/10 @ 100 (SBG)
   5.500%, 06/15/15                                                              1,835           2,053
Columbia County School District #502,
 Zero Coupon Bond (FGIC)
   3.900%, 06/01/12 (b)                                                          1,530           1,100
   4.310%, 06/01/16 (b)                                                          1,000             581
Deschutes County, Callable 12/01/12 @ 100 (FSA)
   5.000%, 12/01/14                                                              1,955           2,153
Deschutes County,
 Pre-refunded 12/01/06 @ 100 (MBIA)
   5.250%, 12/01/09 (a)                                                          1,000           1,116
Deschutes & Jefferson Counties School
 District #2, Callable 06/15/11 @ 100
   5.500%, 06/15/14                                                              1,725           1,940
Eugene Public Safety Facilities,
 Callable 06/01/06 @ 100 (FGIC)
   5.700%, 06/01/16                                                              1,295           1,412

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Hood River County School District,
 Callable 06/15/11 @ 100 (SBG)
   5.250%, 06/15/16                                                      $       1,030   $       1,136
Jackson County School District #549,
 Medford (SBG)
   5.000%, 06/15/12                                                              2,000           2,233
Josephine County School District #7 (FGIC)
   5.750%, 06/01/06                                                              1,525           1,697
Lake Oswego (MBIA)
   5.250%, 06/01/13                                                              1,035           1,180
Lane County School District #4, Eugene (FGIC)
   5.000%, 07/01/11                                                              1,785           2,005
Lane County School District #40, Creswell,
 Callable 06/15/10 @ 100 (SBG)
   5.000%, 06/15/11                                                              1,120           1,242
Lane County School District #52, Bethel,
 Pre-refunded 06/15/10 @ 100 (SBG)
   5.350%, 06/15/11 (a)                                                          1,285           1,478
Lincoln County School District (FGIC)
   6.000%, 06/15/06                                                              1,055           1,182
Linn Benton Community College District,
 Zero Coupon Bond (FGIC) (SBG)
   4.000%, 06/15/08 (b)                                                            985             872
   4.210%, 06/15/09 (b)                                                          1,000             845
Linn County Community School District,
 Callable 06/15/13 @ 100 (FGIC) (SBG)
   5.550%, 06/15/21                                                              1,000           1,070
Marion & Polk Counties School District #7-J,
 Silverton, Callable 06/01/04 @ 101 (FSA)
   5.600%, 06/01/06                                                                860             894
Marion County School District #103C Woodburn,
 Series B, Zero Coupon Bond (FGIC)
   3.700%, 11/01/11 (b)                                                          2,210           1,661
McMinnville School District
   5.500%, 06/15/13                                                              1,000           1,153
McMinnville School District #40 (FSA)
   5.500%, 06/15/12                                                                720             832
Metro, Callable 09/01/10 @ 102
   5.250%, 09/01/14                                                              1,000           1,116
Metropolitan, Washington Park Zoo, Series A,
 Callable 01/15/07 @ 100
   5.250%, 01/15/10                                                              1,000           1,107
Morrow County School District #1 (MBIA)
   5.500%, 06/01/05                                                                835             896
Multnomah-Clackamas County
 School District #10, Gresham-Barlow,
 Callable 06/15/11 @ 100 (FSA) (SBG)
   5.500%, 06/15/13                                                              1,780           2,016
Multnomah-Clackamas County
 School District #28-302, Centennial,
 Callable 06/15/11 @ 100 (FGIC) (SBG)
   5.500%, 06/15/14                                                              1,500           1,687
Multnomah County, Series A,
 Callable 04/01/10 @ 100
   5.000%, 04/01/11                                                              1,000           1,106
   5.125%, 04/01/13                                                              2,445           2,671
Multnomah County School District #7,
 Reynolds (AMBAC)
   5.500%, 06/01/06                                                              1,000           1,108
Multnomah County School District #7, Reynolds,
 Callable 06/15/11 @ 100 (SBG)
   5.625%, 06/15/15                                                              1,000           1,135
Oregon State Alternative Energy, Private Act,
 Callable 07/01/04 @ 100
   5.300%, 07/01/05                                                      $         900   $         928
Oregon State Board of Higher Education, Series A,
 Callable 08/01/09 @ 101
   5.500%, 08/01/15                                                              1,255           1,415
Oregon State Pollution Control, Series A,
 Callable 11/01/07 @ 100
   4.875%, 11/01/11                                                                455             496
Polk, Marion & Benton Counties School
 District #13-J, Callable 12/01/04 @ 101 (FGIC)
   5.500%, 12/01/05                                                                570             605
Port Portland, Series A
   4.500%, 03/01/06                                                              1,000           1,075
Portland Community College Services,
 Callable 06/01/11 @ 100
   5.375%, 06/01/15                                                              1,375           1,529
Portland Emergency Facilities, Series A,
 Callable 06/01/09 @ 100
   5.000%, 06/01/12                                                              1,060           1,161
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100 (FSA)
   5.000%, 07/01/21                                                              1,000           1,117
Salem-Keizer School District #24-J,
 Callable 06/01/08 @ 100 (FSA)
   5.100%, 06/01/12                                                              2,000           2,205
Salem-Keizer School District #24-J,
 Callable 06/01/09 @ 100 (SBG)
   5.250%, 06/01/12                                                              1,000           1,109
Tri-County Metropolitan Transportation District,
 Light Rail Extension, Series A,
 Callable 07/01/09 @ 101
   5.250%, 07/01/10                                                              1,115           1,261
   5.250%, 07/01/12                                                              1,000           1,114
Tualatin Hills Park & Recreation District (FGIC)
   5.750%, 03/01/13                                                                870           1,023
Umatilla County School District #016-R,
 Pendleton (FGIC)
   5.000%, 07/01/11                                                              1,000           1,123
Wasco County School District #12
   5.500%, 06/15/14                                                              1,080           1,253
Washington & Clackamas Counties School
 District #23-J, Tigard (FGIC)
   5.750%, 06/01/06                                                              1,055           1,174
   5.250%, 06/01/11                                                              1,335           1,521
Washington & Clackamas Counties School
 District #23-J, Tigard, Zero Coupon Bond
   5.820%, 06/15/14 (b)                                                          1,030             657
Washington County
   5.500%, 06/01/10                                                              1,000           1,157
Washington County School District #48-J,
 Beaverton, Callable 08/01/08 @ 100
   5.250%, 08/01/10                                                              2,000           2,246
Washington County School District #88, Sherwood,
 Pre-refunded 06/01/05 @ 100 (FSA)
   5.700%, 06/01/06 (a)                                                          1,000           1,076
Washington, Multnomah & Yamhill Counties
 School District #1-J
   5.000%, 11/01/14                                                              1,000           1,123
Washington, Multnomah & Yamhill Counties
 School District #1-J (MBIA)
   5.000%, 06/01/10                                                              1,425           1,606

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Washington, Multnomah & Yamhill Counties
 School District #1-J, Callable 06/01/09 @ 100
   5.250%, 06/01/12                                                      $       1,185   $       1,315
Wilsonville, Callable 06/01/08 @ 100
   5.000%, 12/01/10                                                                445             448
Yamhill County School District #40,
 McMinnville (FGIC)
   6.000%, 06/01/08                                                                600             700
                                                                                         -------------
TOTAL GENERAL OBLIGATIONS                                                                       82,494
                                                                                         -------------
CERTIFICATES OF PARTICIPATION - 6.0%
Multnomah County,
 Callable 08/01/08 @ 101 (MLO)
   4.750%, 08/01/11                                                              2,200           2,362
Oregon State Department of Administrative
 Services, Series A (AMBAC) (MLO)
   5.500%, 05/01/07                                                              1,000           1,127
Oregon State Department of
 Administrative Services, Series A,
 Callable 05/01/09 @ 101 (AMBAC) (MLO)
   5.000%, 05/01/14                                                              1,200           1,302
Oregon State Department of Administrative
 Services, Series A, Callable 05/01/13 @ 100 (FSA)
   5.000%, 05/01/14                                                              1,200           1,326
Oregon State Department of
 Administrative Services, Series A,
 Pre-refunded 11/01/05 @ 101 (MBIA) (MLO)
   5.000%, 11/01/06 (a)                                                          1,000           1,089
Oregon State Department of
 Administrative Services, Series B,
 Callable 11/01/07 @ 101 (AMBAC) (MLO)
   5.000%, 11/01/11                                                                840             925
Oregon State Department of
 Administrative Services, Series C,
 Pre-refunded 05/01/06 @ 101 (MBIA) (MLO)
   5.750%, 05/01/07 (a)                                                            990           1,110
                                                                                         -------------
TOTAL CERTIFICATES OF PARTICIPATION                                                              9,241
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $141,360)                                                                             151,142
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.5%
First American Tax Free Obligations Fund,
 Cl Y (d)                                                                      829,764   $         830
                                                                                         -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $830)                                                                                     830
                                                                                         -------------
TOTAL INVESTMENTS - 98.4%
   (Cost $142,190)                                                                             151,972
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.6%                                                         2,461
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $     154,433
                                                                                         -------------

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) The rate shown is the effective yield at the time of purchase.

(c) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

BA - Bank of America

Cl - Class

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MGT - Morgan Guaranty Trust

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

SBG - School Board Guaranty

The accompanying notes are an integral part of the financial statements.

SHORT TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.7%
ALABAMA - 1.2%
Foley Utilities Board, Escrowed to Maturity,
 Callable 03/01/04 @ 100 (RB)
   6.000%, 03/01/07 (a)                                                  $       1,500   $       1,713
Homewood, Sewer 7, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   6.125%, 03/01/07 (a)                                                          1,340           1,535
Mobile, Escrowed to Maturity,
 Callable 02/15/04 @ 100 (GO)
   6.200%, 02/15/07 (a)                                                          1,280           1,462
                                                                                         -------------
                                                                                                 4,710
                                                                                         -------------
ALASKA - 1.4%
Anchorage, Series B (GO) (MBIA)
   5.000%, 07/01/06                                                              5,000           5,474
                                                                                         -------------
ARIZONA - 2.2%
Arizona State Funding Program, Series 15,
 Escrowed to Maturity (COP)
   8.750%, 08/01/06 (a)                                                          2,115           2,541
   8.750%, 08/01/06 (a)                                                          1,410           1,695
Scottsdale Water & Sewer, Project of 1989,
 Series E (RB)
   7.000%, 07/01/08                                                              1,370           1,662
Yavapai County Industrial Development Authority,
 Waste Management Project, Series A-1,
 Mandatory Put 03/01/06 @ 100 (AMT) (GTY) (RB)
   3.650%, 03/01/28                                                              3,100           3,127
                                                                                         -------------
                                                                                                 9,025
                                                                                         -------------
CALIFORNIA - 4.6%
California State (GO)
   5.000%, 06/01/07                                                              5,000           5,478
   5.000%, 02/01/08                                                              5,000           5,505
California State, Series A (RB)
   2.000%, 06/16/04                                                              4,000           4,016
Contra Costa Transportation Authority,
 Series A, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   6.875%, 03/01/07 (a)                                                          3,000           3,363
                                                                                         -------------
                                                                                                18,362
                                                                                         -------------
COLORADO - 1.4%
Denver City & County Airport,
 Series E (AMT) (RB) (XLCA)
   5.000%, 11/15/07                                                              5,000           5,529
                                                                                         -------------
CONNECTICUT - 0.3%
Mashantucket Western Pequot Tribe, Series A,
 Escrowed to Maturity (RB)
   6.375%, 09/01/04 (a) (b)                                                      1,020           1,070
                                                                                         -------------
DISTRICT OF COLUMBIA - 1.4%
District of Columbia, Series A (GO) (MBIA)
   5.500%, 06/01/07                                                              5,000           5,625
                                                                                         -------------
FLORIDA - 0.9%
Escambia County Health Facilities Authority,
 Ascension Health Credit, Series A (RB)
   5.000%, 11/15/06                                                                815             891
Highlands County Health Facilities Authority,
 The Adventist Health System, Series B (RB)
   3.750%, 11/15/06                                                              2,605           2,721
                                                                                         -------------
                                                                                                 3,612
                                                                                         -------------
IDAHO - 0.8%
Idaho Falls, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   10.250%, 04/01/06 (a)                                                 $         995   $       1,129
Idaho Falls, Pre-refunded 04/01/07 @ 100,
 Callable 10/01/03 @ 100 (RB)
   10.375%, 04/01/13 (c)                                                         1,075           1,386
Magic Valley Healthcare System, Magic Valley
 Regional Medical Center Project (RB) (VRDO)
   1.150%, 12/01/21                                                                795             795
                                                                                         -------------
                                                                                                 3,310
                                                                                         -------------
ILLINOIS - 11.5%
Champaign County Community Unit
 School District #4 (GO)
   8.300%, 01/01/07                                                              1,120           1,337
Chicago O'Hare International Airport,
 2nd Lien Passenger Facilities,
 Series C (AMBAC) (AMT) (RB)
   5.000%, 01/01/08                                                              2,260           2,477
Chicago O'Hare International Airport, Series A,
 Callable 01/01/04 @ 102 (AMBAC) (RB)
   4.800%, 01/01/05                                                              4,250           4,374
Chicago Park District,
 Partially Pre-refunded 05/15/05 @ 102,
 Callable 05/15/05 @ 102 (GO)
   6.350%, 11/15/08 (c)                                                          2,000           2,204
Cook County Community High School
 District #218, Partially Escrowed to Maturity,
 Zero Coupon Bond (FSA) (GO)
   2.630%, 12/01/05 (a) (d)                                                      1,760           1,710
Cook County Consolidated High School District #200,
 Oak Park, Zero Coupon Bond (FSA) (GO)
   2.070%, 12/01/05 (d)                                                          2,265           2,195
Du Page Airport Authority, Series A (FGIC) (RB)
   3.000%, 02/01/07                                                              2,000           2,074
Illinois Development Finance Authority, Mercy
 Housing Corporation Project,
 Pre-refunded 08/01/04 @ 102 (GTY) (RB)
   7.000%, 08/01/24 (c)                                                          6,505           6,920
Illinois Development Finance Authority,
 People's Gas, Light & Coke, Series B,
 Mandatory Put 02/01/08 @ 100 (AMBAC) (RB)
   3.050%, 02/01/33 (e)                                                          3,000           3,074
Illinois Educational Facilities Authority,
 The Art Institute of Chicago,
 Mandatory Put 03/01/08 @ 100 (RB)
   3.100%, 03/01/34                                                              2,000           2,006
Illinois Health Facilities Authority, Covenant
 Retirement Communities, Series A (RAAI) (RB)
   3.375%, 12/01/06                                                              1,365           1,422
Illinois Health Facilities Authority, St. Elizabeth's
 Hospital, Pre-refunded 07/01/04 @ 102 (RB)
   7.625%, 07/01/10 (c)                                                          1,000           1,068
   7.750%, 07/01/16 (c)                                                          3,150           3,366
Illinois Health Facilities Authority,
 University of Chicago
 Hospital & Health (MBIA) (RB)
   5.000%, 08/15/06                                                              1,000           1,093
   5.000%, 08/15/07                                                              1,000           1,108

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Illinois State Toll Highway Authority,
 Pre-refunded 07/01/06 @ 100,
 Callable 10/01/03 @ 100 (RB)
   6.750%, 01/01/10 (c)                                                  $          55   $          61
Illinois State, First Series (GO)
   4.000%, 12/01/06                                                              2,000           2,148
Lake County Community Unit School
 District #60, Waukegan, Series A (FSA) (GO)
   6.000%, 12/01/05                                                              1,115           1,227
Lake County School District #112,
 Highland Park (GO)
   9.000%, 12/01/06                                                              1,655           2,010
   9.000%, 12/01/07                                                              1,000           1,263
Northern University, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   7.125%, 04/01/05 (a)                                                          1,405           1,483
Sangamon County (COP)
   7.300%, 12/01/04                                                              1,500           1,601
                                                                                         -------------
                                                                                                46,221
                                                                                         -------------
INDIANA - 3.6%
East Chicago Multi School Building Corporation,
 Pre-refunded 07/15/06 @ 102 (RB) (STAID)
   6.500%, 01/15/16 (c)                                                          1,000           1,157
Gary Sanitation District,
 Special Tax District (GO) (RAAI)
   3.500%, 02/01/07                                                              1,105           1,151
Indianapolis Industries Local Public Improvement,
 Airport Authority, Series A (AMT) (FSA) (RB)
   5.000%, 01/01/07                                                             10,000          10,894
New Albany Floyd County School Building,
 Escrowed to Maturity,
 Callable 01/01/04 @ 101 (RB) (STAID)
   6.200%, 07/01/04 (a)                                                          1,300           1,350
                                                                                         -------------
                                                                                                14,552
                                                                                         -------------
KANSAS - 2.1%
Augusta Electric Generating & Distribution System,
 Escrowed to Maturity,
 Callable 11/15/03 @ 100 (RB)
   6.700%, 11/15/07 (a)                                                          1,440           1,475
Kansas State Department Transportation Highway,
 Series A (RB)
   5.000%, 09/01/05                                                              5,000           5,363
Newton Hospital, Newton Healthcare Corporation,
 Series A, Pre-refunded 11/15/04 @ 102 (RB)
   7.375%, 11/15/14 (c)                                                          1,500           1,631
                                                                                         -------------
                                                                                                 8,469
                                                                                         -------------
KENTUCKY - 0.4%
Bowling Green Industrial Building, Koehring
 Company Project, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   7.250%, 04/01/04 (a)                                                            405             417
Kentucky State Turnpike Authority, Escrowed to
 Maturity, Callable 10/01/03 @ 100 (RB)
   6.125%, 07/01/07 (a)                                                            420             461
Owensboro Electric, Light & Power, Escrowed to
 Maturity, Callable 01/01/04 @ 100 (RB)
   6.850%, 01/01/08 (a)                                                            685             764
                                                                                         -------------
                                                                                                 1,642
                                                                                         -------------
LOUISIANA - 0.3%
Louisiana State Health & Education Authority,
 Lambeth House Project,
 Pre-refunded 10/01/06 @ 102 (RB)
   9.000%, 10/01/26 (c)                                                  $       1,000   $       1,238
                                                                                         -------------
MARYLAND - 0.5%
Calvert County Economic Development,
 Asbury-Solomons Island Facilities Project,
 Pre-refunded 01/01/05 @ 102 (RB)
   8.375%, 01/01/15 (c)                                                          1,000           1,110
Maryland State Health & Higher Education
 Facilities Authority, Memorial Hospital of
 Cumberland, Pre-refunded 07/01/04 @ 100 (RB)
   6.500%, 07/01/17 (c)                                                          1,000           1,039
                                                                                         -------------
                                                                                                 2,149
                                                                                         -------------
MASSACHUSETTS - 4.3%
Massachusetts State Housing Finance Agency,
 Series B (RB)
   2.500%, 06/01/06                                                              6,000           6,116
Massachusetts State, Series E (GO)
   5.500%, 01/01/09                                                             10,000          11,394
                                                                                         -------------
                                                                                                17,510
                                                                                         -------------
MICHIGAN - 4.7%
Detroit Water Supply System, Escrowed to Maturity,
 Callable 01/01/04 @ 100 (RB)
   8.875%, 01/01/05 (a)                                                          3,035           3,205
Michigan Municipal Bond Authority,
 Pre-refunded 10/01/04 @ 102 (RB)
   6.500%, 10/01/17 (c)                                                          3,100           3,330
Michigan Municipal Bond Authority, Series A,
 Escrowed to Maturity, Callable 10/01/03 @ 102 (RB)
   6.150%, 10/01/05 (a)                                                          1,500           1,649
Michigan State Hospital Finance Authority,
 Genesys Health System, Series A,
 Pre-refunded 10/01/05 @ 100 (RB)
   7.500%, 10/01/27 (c)                                                          6,620           7,448
Michigan State Hospital Finance Authority,
 Harper-Grace Hospital, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   7.125%, 05/01/09 (a)                                                            445             511
Michigan State Hospital Finance Authority,
 Henry Ford Health System, Series A (RB)
   5.000%, 03/01/06                                                              1,000           1,069
Michigan State Strategic Fund, Dow-Chemical
 Project, Mandatory Put 06/01/06 @ 100 (RB)
   3.800%, 06/01/14 (e)                                                          1,800           1,847
                                                                                         -------------
                                                                                                19,059
                                                                                         -------------
MINNESOTA - 1.0%
Minneapolis Healthcare System,
 Allina Health System, Series A (RB)
   5.000%, 11/15/06                                                              1,895           2,047
Monticello, Big Lake Community Hospital District,
 Series C (RB)
   4.250%, 12/01/07                                                              1,845           1,888
Northwestern Mutual Life Insurance Co.
 Tax-Exempt Mortgage Trust #1 (RB)
   7.605%, 02/15/09 (e)                                                             51              51
                                                                                         -------------
                                                                                                 3,986
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MISSISSIPPI - 0.9%
Mississippi State, Escrowed to Maturity,
 Callable 02/01/08 @ 100 (GO)
   6.200%, 02/01/08 (a)                                                  $       3,105   $       3,585
                                                                                         -------------
MISSOURI - 2.9%
Boone County Hospital (RB)
   5.000%, 08/01/06                                                              4,065           4,379
Little Blue Valley Sewer District, Escrowed to
 Maturity, Callable 10/01/03 @ 100 (RB)
   5.750%, 10/01/04 (a)                                                          1,000           1,008
   5.500%, 10/01/07 (a)                                                          1,000           1,143
Missouri State Development Finance Board,
 Branson, Series A (RB)
   5.000%, 12/01/05                                                              1,000           1,066
Missouri State Environmental Improvement & Energy
 Resources Authority, Amerenue Project,
 Series A (RB) (VRDO)
   1.550%, 03/01/35                                                              1,800           1,800
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control,
 Associated Electric CoOp, Thomas Hill (RB)
   5.500%, 12/01/06                                                              1,000           1,122
St. Louis International Airport, Series A (FSA) (RB)
   5.000%, 07/01/07                                                              1,100           1,216
                                                                                         -------------
                                                                                                11,734
                                                                                         -------------
NEBRASKA - 0.6%
Nebraska Investment Finance Authority, Catholic
 Health Initiatives, Series A (RB)
   5.500%, 12/01/07                                                              2,000           2,246
                                                                                         -------------
NEVADA - 0.8%
Nevada State, Partially Pre-refunded 12/01/04 @ 101,
 Callable 12/01/04 @ 101 (GO)
   6.500%, 12/01/12 (c)                                                          3,000           3,213
                                                                                         -------------
NEW HAMPSHIRE - 1.7%
New Hampshire State Turnpike
 System (AMBAC) (RB)
   2.000%, 02/01/06                                                              1,000           1,016
New Hampshire State, Series A (GO)
   5.000%, 07/15/07                                                              5,220           5,827
                                                                                         -------------
                                                                                                 6,843
                                                                                         -------------
NEW JERSEY - 3.8%
New Jersey Economic Development Authority,
 Arbor Glen Project, Series A,
 Pre-refunded 05/15/06 @ 102 (RB)
   8.000%, 05/15/12 (c)                                                          2,000           2,377
New Jersey Economic Development Authority,
 United Methodist Homes,
 Pre-refunded 07/01/05 @ 102 (RB)
   7.500%, 07/01/20 (c)                                                          4,255           4,783
New Jersey Sports & Exposition Authority,
 Monmouth Park, Series A,
 Pre-refunded 01/01/05 @ 102 (RB)
   8.000%, 01/01/25 (c)                                                          2,400           2,654
New Jersey State Educational Facilities Authority,
 Stevens Institute of Technology, Series C (RB)
   4.000%, 07/01/04                                                                500             509
New Jersey State Transportation Corporation,
 Sub-Federal Transportation Administrative Grants,
 Series B (COP)
   5.000%, 09/15/06                                                              2,025           2,206
New Jersey State Turnpike Authority,
 Escrowed to Maturity (RB)
   6.750%, 01/01/09 (a)                                                  $       2,585   $       2,853
                                                                                         -------------
                                                                                                15,382
                                                                                         -------------
NEW MEXICO - 0.4%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (c)                                                          1,450           1,643
                                                                                         -------------
NEW YORK - 5.8%
Long Island Power Authority, Series B (RB)
   5.000%, 12/01/06                                                              3,700           4,033
New York State Dormitory Authority,
 Lutheran Medical (FHA) (MBIA) (RB)
   3.000%, 02/01/07                                                              1,410           1,462
New York, Series A (GO)
   5.250%, 08/01/08                                                              8,000           8,870
New York, Series G (GO)
   5.000%, 08/01/08                                                              1,615           1,772
New York, Series H (GO)
   4.000%, 08/01/08                                                              1,675           1,763
Port Authority of New York & New Jersey,
 119th Series (AMT) (FGIC) (RB)
   5.000%, 09/15/06                                                              5,050           5,519
                                                                                         -------------
                                                                                                23,419
                                                                                         -------------
NORTH CAROLINA - 2.0%
North Carolina Medical Care Commission,
 Novant Health Obligated Group, Series A (RB)
   5.000%, 11/01/07                                                              5,325           5,911
North Carolina Municipal Power Agency,
 Series A (RB)
   3.000%, 01/01/05                                                              1,665           1,693
   5.000%, 01/01/05                                                                500             521
                                                                                         -------------
                                                                                                 8,125
                                                                                         -------------
OHIO - 1.8%
Allen County Economic Development,
 Young Men's Christian Association,
 Mandatory Put 04/14/08 @ 100 (RB)
   3.000%, 04/15/18 (e)                                                          5,000           5,093
Ohio State Improvement Infrastructure,
 Series A (GO)
   5.000%, 08/01/06                                                              2,000           2,196
                                                                                         -------------
                                                                                                 7,289
                                                                                         -------------
OKLAHOMA - 0.3%
Ponca City Utility Authority, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   6.000%, 07/01/08 (a)                                                          1,110           1,304
                                                                                         -------------
PENNSYLVANIA - 2.7%
Chartiers Valley Industrial & Commercial
 Development Authority, Friendship Village South,
 Series A (RB)
   2.750%, 08/15/05                                                                400             400
   3.150%, 08/15/06                                                                400             400
   3.450%, 08/15/07                                                                300             299
Delaware County Authority, Villanova University,
 Optional Put 04/01/06 @ 100 (RB)
   2.000%, 08/01/31 (e)                                                          3,500           3,500
Hampden Township Sewer Authority, Escrowed to
 Maturity, Callable 10/01/03 @ 100 (RB)
   6.150%, 04/01/07 (a)                                                          1,100           1,221

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Lehigh County General Purpose Authority,
 Muhlenberg Hospital Center, Series A,
 Pre-refunded 07/15/04 @ 100 (RB)
   6.600%, 07/15/22 (c)                                                  $       3,250   $       3,391
Ringgold School District Authority, Escrowed to
 Maturity, Callable 10/01/03 @ 100 (RB)
   6.700%, 01/15/08 (a)                                                          1,325           1,504
                                                                                         -------------
                                                                                                10,715
                                                                                         -------------
PUERTO RICO - 3.1%
Puerto Rico Commonwealth, Highway
 Transportation Authority, Series AA (RB)
   5.000%, 07/01/07                                                              7,200           7,933
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100 (GO)
   5.000%, 07/01/18 (e)                                                          4,250           4,671
                                                                                         -------------
                                                                                                12,604
                                                                                         -------------
RHODE ISLAND - 0.7%
Rhode Island State Health & Educational Building,
 Higher Education Facility,
 Johnson & Wales (RB) (XLCA)
   5.000%, 04/01/07                                                              1,000           1,107
Rhode Island State Health & Educational Building,
 Higher Education Facility, Roger Williams,
 Pre-refunded 11/15/04 @ 102 (CLE) (RB)
   7.200%, 11/15/14 (c)                                                          1,500           1,633
                                                                                         -------------
                                                                                                 2,740
                                                                                         -------------
SOUTH CAROLINA - 0.4%
Georgetown County, Series A (FGIC) (GO)
   3.000%, 03/01/07                                                              1,055           1,098
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series C (RB)
   4.500%, 08/01/06                                                                660             686
                                                                                         -------------
                                                                                                 1,784
                                                                                         -------------
SOUTH DAKOTA - 0.8%
Sioux Falls Health Facilities, Dow Rummel Village
 Project, Series B, Mandatory Put 11/15/07 @ 100,
 Callable 11/15/07 @ 100 (RB)
   4.750%, 11/15/33                                                              1,675           1,668
South Dakota Housing Development Authority,
 Homeownership Mortgage, Series I (AMT) (RB)
   2.850%, 05/01/06                                                              1,600           1,633
                                                                                         -------------
                                                                                                 3,301
                                                                                         -------------
TENNESSEE - 0.4%
Sullivan County Health Educational & Housing
 Facilities, Wellmont Health Systems Project (RB)
   4.500%, 09/01/06                                                              1,500           1,571
                                                                                         -------------
TEXAS - 18.2%
Arlington Independent School District,
 Pre-refunded 02/15/05 @ 67.33,
 Zero Coupon Bond (GO) (PSFG)
   2.460%, 02/15/12 (c) (d)                                                      8,940           5,921
Austin Utility System,
 Pre-refunded 11/15/04 @ 100 (FGIC) (RB)
   5.750%, 05/15/24 (c)                                                          1,530           1,610
Austin, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (GO)
   8.500%, 07/01/05 (a)                                                          1,500           1,690
Brazos River Authority, Utilities Electric Co., Series B,
 Mandatory Put 06/19/06 @ 100 (AMT) (RB)
   5.050%, 06/01/30 (e)                                                  $       1,800   $       1,874
Colorado River Municipal Water System (AMBAC) (RB)
   5.000%, 01/01/06                                                              1,500           1,621
Fort Bend Independent School District (GO) (PSFG)
   7.750%, 08/15/04                                                              1,485           1,570
Harris County Health Facilities Development,
 Hermann Hospital Project,
 Pre-refunded 10/01/04 @ 101 (MBIA) (RB)
   6.375%, 10/01/24 (c)                                                            830             882
Houston Airport Systems, Escrowed to Maturity (RB)
   8.200%, 07/01/05 (a)                                                            910             983
Houston Water & Sewer System, Series A (FSA) (RB)
   5.500%, 12/01/06                                                              4,500           5,041
Houston, Public Improvement (GO) (MBIA)
   5.000%, 03/01/07                                                              5,000           5,528
Laredo Independent School District (GO) (PSFG)
   6.750%, 08/01/08                                                              2,150           2,578
North Central Health Facility Development,
 Baylor Health Care Systems Project (RB)
   5.500%, 05/15/06                                                              3,500           3,841
North East Independent School District (GO) (PSFG)
   7.000%, 02/01/05                                                              2,500           2,692
Northside Independent School District,
 Series B, Callable 02/01/04 @ 100,
 Mandatory Put 08/01/06 @ 100 (GO) (PSFG)
   2.450%, 08/01/33 (e)                                                          7,000           7,017
Port Arthur District (AMBAC) (GO)
   7.875%, 03/01/04                                                                405             416
Richardson Hospital Authority,
 Richardson Medical Center,
 Pre-refunded 12/01/03 @ 102 (RB)
   6.500%, 12/01/12 (c)                                                          1,810           1,852
San Antonio (GO)
   3.000%, 02/01/06                                                              1,700           1,764
Southeast Hospital Financing Agency, Memorial
 Hospital System Project, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   8.500%, 12/01/08 (a)                                                            930           1,093
Tarrant Regional Water District (FSA) (RB)
   4.000%, 03/01/07                                                              2,000           2,145
   5.000%, 03/01/08                                                              2,275           2,543
Texas State Public Finance Authority, Series A (GO)
   5.250%, 10/01/07                                                             10,250          11,555
Texas Technical University, Improvement Financing
 Systems, Ninth Series (AMBAC) (RB)
   4.000%, 02/15/08                                                              1,000           1,076
Trinity River Authority, Tarrant County Water
 Project (MBIA) (RB)
   3.000%, 02/01/05                                                              1,180           1,209
   3.000%, 02/01/06                                                              2,590           2,687
   3.250%, 02/01/07                                                              2,130           2,232
Tyler Health Facilities Development,
 Mother Frances Hospital (RB)
   5.000%, 07/01/07                                                                575             612
United Independent School District (GO) (PSFG)
   8.000%, 08/15/05                                                              1,075           1,208
                                                                                         -------------
                                                                                                73,240
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
UTAH - 1.9%
Intermountain Power Agency, Series A (MBIA) (RB)
   5.000%, 07/01/07                                                      $       7,000   $       7,785
                                                                                         -------------
WASHINGTON - 2.1%
Energy Northwest Electric,
 Columbia General Station, Series F (MBIA) (RB)
   5.000%, 07/01/07                                                              1,000           1,112
Washington State Housing Finance Commission,
 Presbyterian Ministries, Series A,
 Pre-refunded 07/01/06 @ 102 (RB)
   6.850%, 07/01/21 (c)                                                          1,390           1,620
Washington State, Series E (GO)
   6.000%, 07/01/07                                                              5,000           5,731
                                                                                         -------------
                                                                                                 8,463
                                                                                         -------------
WISCONSIN - 0.8%
Wisconsin State Health & Educational Facilities
 Authority, Gundersen Lutheran,
 Series A (FSA) (RB)
   5.000%, 02/15/08                                                              1,000           1,107
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services,
 Series A (RB)
   5.000%, 08/15/07                                                              1,000           1,083
Wisconsin State Health & Educational Facilities,
 Marquette University Project,
 Pre-refunded 12/01/04 @ 101 (FGIC) (RB)
   6.450%, 12/01/19 (c)                                                          1,000           1,073
                                                                                         -------------
                                                                                                 3,263
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $368,705)                                                                             381,792
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 3.7%
First American Tax Free
 Obligations Fund, Cl Y (f)                                                 15,013,334   $      15,013
                                                                                         -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $15,013)                                                                               15,013
                                                                                         -------------
TOTAL INVESTMENTS - 98.4%
   (Cost $383,718)                                                                             396,805
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 1.6%                                                         6,561
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $     403,366
                                                                                         -------------

(a) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $31,053,129 or 7.7% of total net assets.

(c) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(d) The rate shown is the effective yield at the time of purchase.

(e) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(f) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $31,053,129, which represents 7.7% of net assets.

Cl - Class

CLE - Connie Lee Insurance Company

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

GO - General Obligation

GTY - Guaranty

MBIA - Municipal Bond Insurance Association

PSFG - Permanent School Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

STAID - State Aid Withholding

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

XLCA - XL Capital Assurance Inc.

TAX FREE FUND

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.0%
ALABAMA - 0.8%
Bessemer, Callable 07/01/06 @ 102 (AMBAC) (RB)
   5.750%, 07/01/16                                                      $       2,500   $       2,785
Camden Industrial Development Board, Series A,
 Callable 12/01/13 @ 100 (RB)
   6.125%, 12/01/24                                                              1,000           1,045
Camden Industrial Development Board, Series B,
 Callable 12/01/13 @ 100 (AMT) (RB)
   6.375%, 12/01/24                                                                350             366
                                                                                         -------------
                                                                                                 4,196
                                                                                         -------------
ALASKA - 1.9%
Alaska Energy Authority, Bradley Lake,
 Third Series (FSA) (RB)
   6.000%, 07/01/10                                                              1,000           1,181
   6.000%, 07/01/11                                                              4,040           4,784
Alaska State Housing Finance Corporation,
 Series A, Callable 12/01/05 @ 105 (MBIA) (RB)
   5.700%, 12/01/11                                                                505             526
Alaska State Housing Finance Corporation,
 Series A, Callable 06/01/07 @ 102 (MBIA) (RB)
   5.900%, 12/01/19                                                              1,000           1,036
Anchorage, Series B,
 Callable 07/01/12 @ 100 (GO) (MBIA)
   5.000%, 07/01/22                                                              2,000           2,064
                                                                                         -------------
                                                                                                 9,591
                                                                                         -------------
ARIZONA - 1.1%
Arizona State Transportation Board,
 Callable 07/01/09 @ 100 (RB)
   6.000%, 07/01/12                                                              3,830           4,499
Scottsdale, Individual Development Authority,
 Scottsdale Heathcare,
 Callable 12/01/11 @ 101 (RB)
   5.800%, 12/01/31                                                              1,000           1,022
                                                                                         -------------
                                                                                                 5,521
                                                                                         -------------
CALIFORNIA - 3.4%
California State, Callable 02/01/13 @ 100 (GO)
   5.000%, 02/01/21                                                              5,500           5,590
California State, Callable 04/01/09 @ 101 (GO)
   4.750%, 04/01/22                                                                500             492
California State Department of Water, Series A,
 Callable 05/01/12 @ 101 (RB)
   5.375%, 05/01/22                                                              4,500           4,672
Golden State Tobacco Securitization, Series B,
 Callable 06/01/13 @ 100 (RB)
   5.500%, 06/01/33                                                              3,440           3,395
Vernon, Malburg Generating Station Project,
 Callable 04/01/08 @ 100 (RB)
   5.500%, 04/01/33                                                              3,000           3,017
                                                                                         -------------
                                                                                                17,166
                                                                                         -------------
COLORADO - 2.6%
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project, Callable 12/01/11 @ 100 (RB)
   7.250%, 12/01/21                                                              1,500           1,557
Colorado State Health Facilities Authority,
 Covenant Retirement Communities, Series B,
 Callable 12/01/12 @ 101 (RB)
   6.125%, 12/01/33                                                              1,150           1,154
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 10/01/12 @ 100 (RB)
   5.900%, 10/01/27                                                      $       2,500   $       2,546
Colorado State Health Facilities Authority, Parkview
 Medical Center, Callable 09/01/11 @ 100 (RB)
   6.500%, 09/01/20                                                              1,000           1,080
Colorado State Health Facilities Authority, Vail Valley
 Medical Center, Callable 01/15/12 @ 100 (RB)
   5.800%, 01/15/27                                                              1,500           1,526
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA) (RB)
   5.470%, 09/01/32 (a)                                                         10,000           2,115
La Junta Hospital, Arkansas Valley Medical Center
 Project, Callable 04/01/09 @ 101 (RB)
   6.000%, 04/01/19                                                              1,000           1,022
Northwest Parkway Public Highway Authority,
 Zero Coupon Bond (AMBAC) (RB)
   6.290%, 06/15/29 (a)                                                         10,000           2,232
                                                                                         -------------
                                                                                                13,232
                                                                                         -------------
FLORIDA - 3.4%
Capital Trust Agency, American Opportunity,
 Senior A, Callable 06/01/11 @ 102 (RB)
   5.750%, 06/01/23                                                              1,000             971
Capital Trust Agency, Fort Lauderdale Project,
 Callable 01/01/14 @ 101 (AMT) (RB)
   5.750%, 01/01/32                                                              1,000             943
Florida State Department of Transportation,
 Callable 07/01/06 @ 101 (GO)
   5.250%, 07/01/17                                                              5,525           5,998
Florida State Department of Transportation,
 Alligator Alley, Callable 07/01/07 @ 101 (FGIC) (RB)
   5.125%, 07/01/13                                                              1,280           1,411
Martin County Health Facilities Authority,
 Martin Memorial Medical Center, Series A,
 Callable 11/15/12 @ 101 (RB)
   5.750%, 11/15/22                                                              1,350           1,357
Palm Beach County Health Facilities Authority,
 Boca Raton Community Hospital,
 Callable 12/01/11 @ 101 (RB)
   5.625%, 12/01/31                                                              1,000           1,015
Palm Beach County, Park & Recreational Facilities,
 Callable 11/01/06 @ 102 (FSA) (RB)
   5.250%, 11/01/16                                                              5,000           5,522
                                                                                         -------------
                                                                                                17,217
                                                                                         -------------
GEORGIA - 1.2%
Gainesville & Hall County Hospital Authority,
 Northeast Georgia Health Systems Inc. Project,
 Callable 05/15/11 @ 100 (RB)
   5.500%, 05/15/31                                                              5,000           5,049
Georgia Municipal Electric Authority Power,
 Series BB (MBIA) (RB)
   5.250%, 01/01/25                                                              1,000           1,086
                                                                                         -------------
                                                                                                 6,135
                                                                                         -------------
HAWAII - 1.7%
Hawaii State, Series CN,
 Callable 03/01/07 @ 102 (FGIC) (GO)
   5.500%, 03/01/14                                                              8,000           8,876
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
ILLINOIS - 12.2%
Bolingbrook, Residential Mortgages,
 Escrowed to Maturity (FGIC) (RB)
   7.500%, 08/01/10 (b)                                                  $       1,080   $       1,294
Chicago, City Colleges,
 Zero Coupon Bond (FGIC) (GO)
   5.380%, 01/01/30 (a)                                                         10,000           2,442
Cook County, Series A (GO) (MBIA)
   6.250%, 11/15/12                                                              9,090          11,000
Cook County Community School District #97,
 Oak Park, Series B (FGIC) (GO)
   9.000%, 12/01/11                                                              2,235           3,128
Illinois Development Finance Authority, Adventist
 Health System, Callable 11/15/09 @ 101 (RB)
   5.500%, 11/15/29                                                              5,000           4,986
Illinois Health Facilities Authority, Advocate Health
 Care Network, Series A,
 Callable 08/15/07 @ 102 (MBIA) (RB)
   5.800%, 08/15/16                                                              2,500           2,805
Illinois Health Facilities Authority, Condell
 Medical Center, Callable 05/15/12 @ 100 (RB)
   5.500%, 05/15/32                                                              2,500           2,507
Illinois Health Facilities Authority, Covenant
 Retirement Communities,
 Callable 12/01/11 @ 101 (RB)
   5.875%, 12/01/31                                                              4,500           4,335
Illinois Health Facilities Authority, Covenant
 Retirement Communities, Series A,
 Callable 12/01/12 @ 100 (RAAI) (RB)
   5.500%, 12/01/22                                                              4,000           4,218
Illinois Health Facilities Authority, Lutheran Senior
 Ministries, Series A, Callable 08/15/11 @ 101 (RB)
   7.375%, 08/15/31                                                              1,000           1,013
Illinois State Development Finance Authority,
 Pollution Control, Series A,
 Pre-refunded 07/01/06 @ 102 (RB)
   7.375%, 07/01/21 (c)                                                            500             585
Illinois State Development Finance Authority,
 Waste Management Project (AMT) (RB)
   5.850%, 02/01/07                                                              1,000           1,063
Illinois State Educational Facilities Authority,
 Augustana College,
 Callable 10/01/07 @ 100 (CLE) (RB)
   5.875%, 10/01/17                                                                500             578
Illinois State Educational Facilities Authority,
 Augustana College, Callable 10/01/08 @ 100 (RB)
   5.250%, 10/01/18                                                              1,000           1,136
Illinois State,
 Pre-refunded 02/01/05 @ 102 (GO) (MBIA)
   6.100%, 02/01/17 (c)                                                          2,225           2,417
Illinois State,
 Pre-refunded 05/01/06 @ 102 (GO) (MBIA)
   5.750%, 05/01/21 (c)                                                          1,410           1,551
Illinois State,
 Pre-refunded 02/01/07 @ 101 (FGIC) (GO)
   5.250%, 02/01/13 (c)                                                          1,400           1,551
Illinois State Toll Highway Authority, Series A (RB)
   6.300%, 01/01/12                                                              1,000           1,194
McHenry County, Community Unit School
 District #200, Woodstock, Series A,
 Pre-refunded 01/01/08 @ 100 (FSA) (GO)
   5.850%, 01/01/16 (c)                                                          2,400           2,686
Metropolitan Pier & Exposition Authority,
 McCormick Place, Illinois Dedicated State Tax,
 Class B, Zero Coupon Bond (MBIA) (RB)
   5.650%, 06/15/22 (a)                                                  $       5,000   $       2,487
Northern Illinois University, Auxiliary
 Facilities Systems, Partially
 Pre-refunded 04/01/07 @ 100 (FGIC) (RB)
   5.700%, 04/01/16 (c)                                                          1,000           1,103
Rock Island, Friendship Manor Project (RB)
   7.000%, 06/01/06                                                                710             706
Rock Island, Friendship Manor Project,
 Callable 10/01/03 @ 102 (RB)
   7.200%, 06/01/13                                                                400             401
Rockford Multifamily Housing,
 Rivers Edge Apartments, Series A,
 Callable 01/20/08 @ 102 (AMT) (GNMA) (RB)
   5.875%, 01/20/38                                                              1,215           1,219
Southern Illinois University, Housing & Auxiliary,
 Zero Coupon Bond, Series A (MBIA) (RB)
   5.500%, 04/01/20 (a)                                                          2,280           1,008
Springfield Electric, Callable 03/01/11 @ 101 (RB)
   5.500%, 03/01/15                                                              2,000           2,243
St. Clair County, Callable 10/01/09 @ 102 (FGIC) (GO)
   6.000%, 10/01/11                                                              2,020           2,377
                                                                                         -------------
                                                                                                62,033
                                                                                         -------------
INDIANA - 2.6%
Crown Point, Multi-School Building Corporation,
 First Mortgage (MBIA) (RB)
   7.875%, 01/15/06                                                              2,630           3,009
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   7.000%, 10/01/29                                                              1,000           1,054
Indiana State Municipal Power Agency,
 Power Supply, Series B (MBIA) (RB)
   6.000%, 01/01/11                                                              1,000           1,174
   6.000%, 01/01/12                                                              1,000           1,173
Indiana Transportation Finance Authority,
 Series A (AMBAC) (MLO) (RB)
   5.000%, 11/01/07                                                              2,000           2,232
Indiana Transportation Finance Authority,
 Series A (AMBAC) (RB)
   5.750%, 06/01/12                                                              3,185           3,723
Lake County Redevelopment Authority,
 Callable 02/01/05 @ 102 (MBIA) (MLO) (RB)
   6.500%, 02/01/16                                                                800             869
                                                                                         -------------
                                                                                                13,234
                                                                                         -------------
IOWA - 0.5%
Iowa Higher Education Loan Authority,
 Central College Project,
 Callable 10/01/11 @ 100 (RAAI) (RB)
   5.500%, 10/01/31                                                              1,500           1,561
Muscatine Electric, Escrowed to Maturity,
 Callable 01/01/04 @ 100 (RB)
   6.700%, 01/01/13 (b)                                                          1,000           1,190
                                                                                         -------------
                                                                                                 2,751
                                                                                         -------------
KENTUCKY - 0.5%
Jefferson County Health Facilities,
 University Medical Center,
 Callable 07/01/07 @ 101 (MBIA) (RB)
   5.500%, 07/01/17                                                              2,500           2,757
                                                                                         -------------

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
LOUISIANA - 1.5%
Baton Rouge Sales & Use Tax, Public Improvements,
 Series A, Callable 08/01/08 @ 101.50 (FGIC) (RB)
   5.250%, 08/01/15                                                      $       2,030   $       2,249
Jefferson Parish, Drain Sales Tax (AMBAC) (RB)
   5.000%, 11/01/11                                                              1,000           1,122
Jefferson Parish, Home Mortgage Authority,
 Escrowed to Maturity,
 Callable 02/01/04 @ 100 (FGIC) (FHA) (RB)
   7.100%, 08/01/11 (b)                                                          1,000           1,256
Lafayette, Public Improvement Sales Tax,
 Series B (FGIC) (RB)
   7.000%, 03/01/08                                                              1,000           1,199
Louisiana Public Facilities Authority,
 Tulane University of Louisiana, Series A-1,
 Callable 11/15/07 @ 102 (MBIA) (RB)
   5.100%, 11/15/14                                                              1,500           1,645
                                                                                         -------------
                                                                                                 7,471
                                                                                         -------------
MASSACHUSETTS - 2.2%
Boston Industrial Development Financing
 Authority, Crosstown Center Project,
 Callable 09/01/12 @ 102 (AMT) (RB)
   6.500%, 09/01/35                                                              2,500           2,465
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/07 @ 101 (FGIC) (RB)
   5.000%, 03/01/12                                                              5,795           6,330
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/09 @ 101 (FGIC) (RB)
   5.750%, 03/01/21                                                              2,000           2,235
                                                                                         -------------
                                                                                                11,030
                                                                                         -------------
MICHIGAN - 2.5%
Dearborn Economic Development Corporation,
 Oakwood Obligation Group, Series A,
 Callable 11/15/05 @ 102 (FGIC) (RB)
   5.750%, 11/15/15                                                              2,450           2,681
Haslett Public School District,
 Pre-refunded 05/01/07 @ 100 (GO) (MBIA)
   5.700%, 05/01/16 (c)                                                          1,200           1,363
Lanse Creuse, Public Schools,
 Callable 05/01/07 @ 100 (AMBAC) (GO)
   5.250%, 05/01/16                                                              1,000           1,086
Michigan State Hospital Finance Authority,
 Henry Ford Health Systems, Series A,
 Callable 03/01/13 @ 100 (RB)
   5.500%, 03/01/15                                                              1,500           1,605
Thornapple Kellogg School Building & Site,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/14                                                              1,485           1,692
   5.500%, 05/01/16                                                              1,810           2,049
Ypsilanti School District,
 Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
   5.600%, 05/01/12 (c)                                                          2,000           2,267
                                                                                         -------------
                                                                                                12,743
                                                                                         -------------
MINNESOTA - 6.9%
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102 (RB)
   6.000%, 06/01/29                                                                650             618
Eden Prairie Multifamily Housing,
 Callable 01/20/08 @ 102 (GNMA) (RB)
   5.500%, 01/20/18                                                                500             524
Fergus Falls Health Care Facilities Authority,
 Lake Region Hospital, Long Term Care Facilities
 Project, Callable 12/01/05 @ 102 (RB)
   6.500%, 12/01/25                                                      $       1,530   $       1,594
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102 (RB)
   7.000%, 11/01/19                                                                150             147
Glencoe Health Care Services Facilities Project,
 Callable 04/01/11 @ 101 (RB)
   7.500%, 04/01/31                                                                700             715
Glencoe Hospital Board,
 Pre-refunded 08/01/04 @ 102 (RB)
   6.750%, 04/01/16 (c)                                                            485             517
Maplewood, Carefree Cottages Project,
 Callable 11/01/10 @ 100 (AMT) (RB)
   7.200%, 11/01/32                                                              4,580           4,809
Minneapolis Healthcare System,
 Fairview Health Services, Series A,
 Callable 05/15/12 @ 101 (RB)
   5.625%, 05/15/32                                                              7,000           7,217
Minnesota Agriculture & Economic Development
 Board, Health Care System, Series A,
 Callable 11/15/10 @ 101 (RB)
   6.375%, 11/15/29                                                              3,000           3,232
Minnesota Agriculture & Economic Development
 Board, Minnesota Small Business Program,
 Callable 08/01/10 @ 100 (AMT) (RB)
   5.550%, 08/01/16                                                                900             909
Minnesota State, Callable 08/01/07 @ 100 (GO)
   4.900%, 08/01/14                                                              4,000           4,305
Minnesota State Higher Education Facilities
 Authority, Macalester College,
 Series 5-Q (RB) (VRDO)
   1.100%, 03/01/33                                                              1,100           1,100
Minnesota State Housing Finance Agency,
 Single Family Housing (AMT) (RB)
   4.400%, 07/01/07                                                              1,950           2,075
Minnesota State Housing Finance Agency,
 Single Family Mortgage,
 Callable 10/01/03 @ 102 (AMT) (RB)
   6.500%, 01/01/26                                                                310             315
Monticello, Big Lake Community Hospital,
 Series C, Callable 12/01/12 @ 100 (RB)
   6.200%, 12/01/22                                                              2,995           3,076
New Hope Housing & Healthcare Facilities
 Authority, Masonic Home North Ridge,
 Callable 03/01/09 @ 102 (RB)
   5.750%, 03/01/15                                                              1,600           1,600
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102 (RB)
   7.125%, 10/01/13 (c)                                                          1,000           1,020
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (FHA) (GNMA) (RB)
   6.250%, 11/20/25                                                              1,000           1,114
                                                                                         -------------
                                                                                                34,887
                                                                                         -------------
MISSOURI - 1.3%
Cape Girardeau County Authority, Southeast
 Missouri Hospital, Callable 06/01/12 @ 100 (RB)
   5.750%, 06/01/32                                                              2,500           2,565
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Amerenue Project, Series A (RB) (VRDO)
   1.550%, 03/01/35                                                              2,000           2,000

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
St. Louis Industrial Development Authority,
 Convention Center Project, Series A,
 Callable 12/15/10 @ 102 (AMT) (RB)
   7.000%, 12/15/15                                                      $       1,000   $         983
Sugar Creek, Lafarge North America, Series A,
 Callable 06/01/13 @ 101 (AMT) (RB)
   5.650%, 06/01/37                                                              1,000             972
                                                                                         -------------
                                                                                                 6,520
                                                                                         -------------
NEBRASKA - 1.0%
Hastings Electrical Systems,
 Callable 05/01/11 @ 100 (FSA) (RB)
   5.000%, 01/01/15                                                              1,000           1,080
Lancaster County, Hospital Authority,
 Callable 06/01/11 @ 100 (AMBAC) (RB)
   5.125%, 06/01/26                                                              1,000           1,021
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100 (RB)
   5.250%, 12/15/15                                                                500             516
   5.350%, 12/15/18                                                                540             554
Washington County Wastewater Facilities,
 Cargill Inc. Project, Callable 11/01/12 @ 101 (RB)
   5.900%, 11/01/27                                                              1,700           1,766
                                                                                         -------------
                                                                                                 4,937
                                                                                         -------------
NEVADA - 1.0%
Carson City, Carson-Tahoe Hospital Project,
 Callable 09/01/12 @ 101 (RB)
   5.750%, 09/01/31                                                              5,000           4,938
                                                                                         -------------
NEW JERSEY - 1.6%
Camden County, Municipal Utilities Authority,
 Series C, Callable 07/15/08 @ 101 (FGIC) (GO)
   5.100%, 07/15/12                                                              5,000           5,521
New Jersey State Transportation System,
 Series A, Callable 06/15/08 @ 100 (RB)
   5.000%, 06/15/14                                                              2,500           2,700
                                                                                         -------------
                                                                                                 8,221
                                                                                         -------------
NEW YORK - 3.2%
New York, Series C,
 Callable 03/15/12 @ 100 (GO)
   5.250%, 03/15/32                                                              3,590           3,627
New York, Series C,
 Pre-refunded 03/15/12 @ 100 (GO)
   5.250%, 03/15/32 (c)                                                          6,410           7,334
New York State Thruway Authority, Series A,
 Callable 04/01/07 @ 102 (AMBAC) (RB)
   5.250%, 04/01/14                                                              5,000           5,532
                                                                                         -------------
                                                                                                16,493
                                                                                         -------------
NORTH DAKOTA - 0.4%
Fargo Health Systems, Meritcare Obligated Group,
 Series A, Callable 06/01/10 @ 101 (FSA) (RB)
   5.600%, 06/01/21                                                              2,000           2,162
                                                                                         -------------
OHIO - 2.7%
Cincinnati Water System,
 Callable 06/01/11 @ 100 (RB)
   5.000%, 12/01/20                                                                125             131
Cleveland Waterworks, Series H,
 Pre-refunded 01/01/06 @ 102 (MBIA) (RB)
   5.750%, 01/01/16 (c)                                                          1,460           1,633
Greater Cleveland Regional Transportation Authority,
 Pre-refunded 12/01/06 @ 101 (FGIC) (GO)
   5.650%, 12/01/16 (c)                                                          2,500           2,847
Ohio State Building Authority,
 Administration Building Fund, Series A,
 Pre-refunded 10/01/04 @ 102 (MBIA) (MLO) (RB)
   6.000%, 10/01/08 (c)                                                  $       1,000   $       1,069
   6.000%, 10/01/09 (c)                                                          1,225           1,310
Ohio State Higher Education, Series A,
 Callable 02/01/11 @ 100 (GO)
   5.000%, 02/01/19                                                              1,095           1,158
Ohio State Higher Education, Series B,
 Callable 11/01/11 @ 100 (GO)
   5.000%, 11/01/15                                                              1,250           1,359
   5.000%, 11/01/16                                                              1,500           1,623
Ohio State Water Development Authority,
 Callable 06/01/05 @ 101 (MBIA) (RB)
   5.250%, 12/01/09                                                              1,000           1,078
University of Cincinnati, Series A,
 Callable 06/01/11 @ 101 (FGIC) (RB)
   5.500%, 06/01/14                                                              1,325           1,496
                                                                                         -------------
                                                                                                13,704
                                                                                         -------------
OREGON - 1.4%
Washington County Unified Sewer Agency,
 Series 1 (FGIC) (RB)
   5.750%, 10/01/10                                                              6,110           7,165
                                                                                         -------------
PENNSYLVANIA - 2.0%
Bucks County Water & Sewer Authority,
 Callable 12/01/06 @ 100 (FGIC) (RB)
   5.550%, 12/01/17                                                              1,000           1,100
Chester Upland School Authority, Series A,
 Callable 09/01/07 @ 100 (FSA) (RB)
   5.250%, 09/01/17                                                              2,000           2,187
Pennsylvania State,
 Callable 03/15/07 @ 101.50 (AMBAC) (GO)
   5.125%, 09/15/11                                                              5,000           5,559
Pennsylvania State Higher Education Facilties
 Authority, University of Pennsylvania Health Services,
 Series A, Callable 07/01/08 @ 100 (MBIA) (RB)
   5.250%, 01/01/12                                                              1,000           1,097
                                                                                         -------------
                                                                                                 9,943
                                                                                         -------------
PUERTO RICO - 0.1%
Puerto Rico Public Improvements,
 Callable 07/01/10 @ 100 (GO) (MBIA)
   5.750%, 07/01/26                                                                500             587
                                                                                         -------------
RHODE ISLAND - 1.1%
Rhode Island State, Series A,
 Callable 08/01/07 @ 101 (GO) (MBIA)
   5.125%, 08/01/12                                                              5,055           5,585
                                                                                         -------------
SOUTH CAROLINA - 0.9%
Lexington County Health Services District Inc.,
 Lexington Medical Center,
 Callable 11/01/13 @ 100 (RB)
   5.500%, 11/01/23                                                              2,000           2,064
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series A,
 Callable 08/01/13 @ 100 (RB)
   6.125%, 08/01/23                                                              1,250           1,254
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series C,
 Callable 08/01/13 @ 100 (RB)
   6.375%, 08/01/34                                                              1,250           1,260
                                                                                         -------------
                                                                                                 4,578
                                                                                         -------------

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
SOUTH DAKOTA - 1.2%
Sioux Falls, Dow Rummel Village Project, Series A,
 Callable 11/15/12 @ 100 (RB)
   6.625%, 11/15/23                                                      $       2,200   $       2,181
South Dakota Economic Development Finance
 Authority, DTS Inc. Project, Series A,
 Callable 04/01/09 @ 102 (AMT) (RB)
   5.500%, 04/01/19                                                              1,055           1,072
South Dakota Housing Development Authority,
 Series H, Callable 05/01/10 @ 100 (FHA) (RB)
   5.900%, 05/01/28                                                              2,000           2,008
South Dakota State Health & Educational Facilities
 Authority, Callable 07/01/06 @ 102 (MBIA) (RB)
   6.000%, 07/01/14                                                              1,000           1,116
                                                                                         -------------
                                                                                                 6,377
                                                                                         -------------
TENNESSEE - 3.0%
Jackson Water & Sewer, Escrowed to Maturity,
 Callable 10/01/03 @ 102 (RB)
   6.300%, 07/01/11 (b)                                                          2,900           3,339
Johnson City Health & Educational Facilities
 Authority, Series A, Callable 07/01/12 @ 103 (RB)
   7.500%, 07/01/33                                                              2,500           2,679
Shelby County Health, Educational & Housing
 Facilities Board, Methodist Healthcare,
 Callable 09/01/12 @ 100 (RB)
   6.500%, 09/01/21 (d)                                                          3,000           3,314
Sullivan County Health, Educational & Housing
 Facilities Board, Wellmont Health Systems Project,
 Callable 09/01/12 @ 101 (RB)
   6.250%, 09/01/32                                                              5,500           5,701
                                                                                         -------------
                                                                                                15,033
                                                                                         -------------
TEXAS - 16.7%
Abilene Health Facilities Development, Sears
 Methodist Retirement Project (RB)
   4.900%, 11/15/03                                                                665             664
Abilene Health Facilities Development, Sears
 Methodist Retirement Project,
 Callable 05/15/09 @ 101 (RB)
   5.875%, 11/15/18                                                                500             464
   6.000%, 11/15/29                                                              2,000           1,782
Abilene Health Facilities Development, Sears
 Methodist Retirement Project, Series A,
 Callable 11/15/08 @ 101 (RB)
   5.875%, 11/15/18                                                              2,500           2,318
Abilene Health Facilities Development, Sears
 Methodist Retirement Project, Series A,
 Callable 11/15/13 @ 101 (RB)
   7.000%, 11/15/33                                                              4,000           3,917
Bexar County Housing Finance Authority,
 American Opportunity Housing, Series A,
 Callable 01/01/11 @ 102 (MBIA) (RB)
   5.800%, 01/01/31                                                              2,000           2,082
Brazos River Authortity,
 Callable 04/01/13 @ 101 (AMT) (RB)
   7.700%, 04/01/33                                                              2,500           2,759
Brazos River Harbor District,
 Dow Chemical, Series A-5,
 Mandatory Put 05/15/12 @ 100 (AMT) (RB)
   5.700%, 05/15/33                                                              2,500           2,661
Crawford Education Facilities Corp.,
 University of St. Thomas Project,
 Callable 10/01/12 @ 100 (RB)
   5.250%, 10/01/22                                                      $       1,300   $       1,298
   5.375%, 10/01/27                                                              1,750           1,721
Cypress - Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSFG) (STAID)
   5.500%, 02/15/18                                                              5,000           5,519
Fort Bend Independent School District,
 Pre-refunded 02/15/05 @ 100 (GO) (PSFG)
   5.000%, 02/15/14 (c)                                                            500             561
Gregg County Health Facilities Development
 Corporation, Good Shepherd Health Systems,
 Series A, Callable 10/01/12 @ 100 (RB)
   6.500%, 10/01/26                                                              5,320           5,556
Harris County Health Facilities Development,
 Memorial Hospital Systems Project, Series A,
 Callable 06/01/07 @ 102 (MBIA) (RB)
   5.500%, 06/01/17                                                              8,000           8,682
   5.750%, 06/01/19                                                              2,500           2,756
Laredo Independent School District (GO) (PSFG)
   6.750%, 08/01/09                                                              2,290           2,785
Nueces County Housing Financial Corporation,
 Dolphins Landing Apartments Project, Series A,
 Callable 07/01/10 @ 102 (RB)
   6.875%, 07/01/30                                                              1,860           1,868
Red River Authority Sewer & Solidwaste Disposal,
 Callable 02/01/12 @ 101 (AMT) (RB)
   6.100%, 02/01/22                                                              3,775           3,778
Remington Municipal Utility District #1, Series A,
 Callable 09/01/08 @ 100 (GO) (RAAI)
   5.800%, 09/01/25                                                              1,000           1,079
Sam Rayburn Municipal Power Agency,
 Callable 10/01/12 @ 100 (RAAI) (RB)
   5.750%, 10/01/21                                                              3,800           4,113
San Antonio Independent School District,
 Callable 08/15/08 @ 100 (GO) (PSFG)
   5.125%, 08/15/14                                                              6,000           6,540
Spring Branch Independent School District,
 Callable 02/01/10 @ 100 (GO) (PSFG)
   5.750%, 02/01/25                                                              2,400           2,618
Tarrant County Housing Financial Corporation,
 Multifamily Housing, Fair Oaks,
 Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                                                500             450
   6.875%, 07/01/30                                                              1,000             877
Texas Employment Community,
 Callable 01/15/04 @ 101 (COP) (MLO)
   8.250%, 08/01/04                                                                 40              41
   8.300%, 02/01/05                                                                 40              41
   8.300%, 08/01/05                                                                 45              46
   8.350%, 02/01/06                                                                 20              21
   8.350%, 08/01/06                                                                 50              51
   8.400%, 08/01/07                                                                 25              26
   8.450%, 08/01/08                                                                 55              56
Texas Employment Community,
 Emnora Lane Project (COP) (MLO)
   7.850%, 05/01/04                                                                 10              10
   7.850%, 11/01/04                                                                 25              25
   7.900%, 05/01/05                                                                 25              25
   7.900%, 11/01/05                                                                 25              25
   8.000%, 11/01/06                                                                 30              30
   8.050%, 05/01/07                                                                 20              20

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------------------
Texas State, Water Development,
 Callable 08/01/06 @ 100 (GO)
   5.400%, 08/01/21                                                      $       6,750   $       7,246
Texas Water Development Board, Series A,
 Callable 07/15/06 @ 100 (RB)
   5.500%, 07/15/10                                                              2,500           2,771
University of Texas Permanent University Fund,
 Callable 07/01/08 @ 100 (PUFG) (RB)
   5.000%, 07/01/14                                                              7,060           7,672
                                                                                         -------------
                                                                                                84,954
                                                                                         -------------
UTAH - 0.2%
Intermountain Power Agency, Utah Power Supply,
 Series A (AMBAC) (RB)
   6.500%, 07/01/11                                                                365             444
Intermountain Power Agency, Utah Power Supply,
 Series A, Escrowed to Maturity (AMBAC) (RB)
   6.500%, 07/01/11 (b)                                                            635             780
                                                                                         -------------
                                                                                                 1,224
                                                                                         -------------
VIRGINIA - 0.2%
Arlington County Industrial Development Authority,
 Berkeley Apartments,
 Callable 12/01/10 @ 102 (AMT) (FNMA) (RB)
   5.850%, 12/01/20                                                              1,000           1,074
                                                                                         -------------
WASHINGTON - 6.9%
Chelan County Public Utility District No. 1,
 Chelan Hydro Systems, Series A,
 Callable 07/01/12 @ 100 (AMBAC) (AMT) (RB)
   5.450%, 07/01/37                                                              4,000           4,104
Energy Northwest, Washington Wind Project,
 Callable 01/01/07 @ 103 (RB)
   5.600%, 07/01/15                                                              4,640           4,765
King County, Series F,
 Callable 12/01/07 @ 100 (GO)
   5.125%, 12/01/14                                                              5,000           5,452
King County School District #415,
 Callable 12/01/07 @ 100 (GO) (MBIA)
   5.350%, 12/01/16                                                              4,050           4,460
Snohomish County Public Utilities
 District #1, Escrowed to Maturity,
 Callable 10/01/03 @ 101 (RB)
   6.750%, 01/01/12 (b)                                                          1,000           1,223
Washington State, Series C,
 Callable 01/01/07 @ 100 (GO)
   5.500%, 01/01/17                                                              4,190           4,549
Washington State Motor Vehicle Fuel Tax,
 Series D, Callable 01/01/07 @ 100 (FGIC) (GO)
   5.375%, 01/01/22                                                              8,000           8,504
Washington State Public Power Supply System,
 Nuclear Project #3, Series A,
 Callable 07/01/07 @ 102 (FSA) (RB)
   5.250%, 07/01/16                                                              1,000           1,094
Washington State Public Power Supply System,
 Nuclear Project #3, Series B (RB)
   7.125%, 07/01/16                                                                600             778
                                                                                         -------------
                                                                                                34,929
                                                                                         -------------
WISCONSIN - 5.4%
Amery, Apple River Hospital Project,
 Callable 06/01/08 @ 100 (RB)
   5.700%, 06/01/13                                                              1,440           1,459
Badger Tobacco Asset Securitization,
 Callable 06/01/12 @ 100 (RB)
   6.000%, 06/01/17                                                              3,000           2,654
Wisconsin State, Series C,
 Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
   5.500%, 05/01/10 (c)                                                  $       2,095   $       2,366
Wisconsin State Health & Educational Facilities
 Authority, Attic Angel Obligation Group,
 Callable 11/15/08 @ 102 (RB)
   5.750%, 11/15/27                                                              1,000             845
Wisconsin State Health & Educational Facilities
 Authority, Aurora Health Care,
 Callable 08/15/13 @ 100 (RB)
   6.400%, 04/15/33                                                                700             705
Wisconsin State Health & Educational Facilities
 Authority, Aurora Medical Group Inc. Project,
 Callable 05/15/06 @ 102 (FSA) (RB)
   5.600%, 11/15/16                                                              2,460           2,697
Wisconsin State Health & Educational Facilities
 Authority, Beloit Memorial Hospital,
 Callable 10/01/03 @ 102 (RB)
   5.800%, 07/01/09                                                                555             567
Wisconsin State Health & Educational Facilities
 Authority, Franciscan Skemp Medical Center,
 Callable 11/15/05 @ 102 (RB)
   6.125%, 11/15/15                                                              1,000           1,101
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   6.000%, 02/15/25                                                              3,500           3,552
Wisconsin State Health & Educational Facilities
 Authority, Meriter Hospital Inc.,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   6.000%, 12/01/17                                                              2,000           2,254
Wisconsin State Health & Educational Facilities
 Authority, New Castle Place Project, Series A,
 Callable 12/01/11 @ 101 (RB)
   7.000%, 12/01/31                                                              2,000           2,005
Wisconsin State Health & Educational Facilities
 Authority, Synergy Health Inc.,
 Callable 08/15/13 @ 100 (RB)
   6.000%, 11/15/23                                                              1,500           1,532
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services,
 Callable 02/15/12 @ 100 (RB)
   5.750%, 08/15/30                                                              5,500           5,689
                                                                                         -------------
                                                                                                27,426
                                                                                         -------------
WYOMING - 0.7%
Teton County Hospital District, St. John's
 Medical Center, Callable 06/01/12 @ 101 (RB)
   6.750%, 12/01/22                                                              2,100           2,113
   6.750%, 12/01/27                                                              1,500           1,465
                                                                                         -------------
                                                                                                 3,578
                                                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $453,493)                                                                             488,268
                                                                                         -------------

DESCRIPTION                                                                     SHARES     VALUE (000)
------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.6%
First American Tax Free Obligations Fund,
 Cl Y (e)                                                                    2,815,711   $       2,816
                                                                                         -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $2,816)                                                                                 2,816
                                                                                         -------------
TOTAL INVESTMENTS - 96.6%
   (Cost $456,309)                                                                             491,084
                                                                                         -------------
OTHER ASSETS AND LIABILITIES, NET - 3.4%                                                        17,372
                                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                                $     508,456
                                                                                         -------------

(a)  The rate shown is the effective yield at the time of purchase.

(b) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(d) Inverse Floating Rate Security - Security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid. See note 2 in Notes to Financial Statements.

(e) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of September 30, 2003, the aggregate market value of securities subject to the AMT was $31,567,993, which represents 6.2% of net assets.

Cl - Class

CLE - Connie Lee Insurance Company

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

PSFG - Permanent School Fund Guarantee

PUFG - Permanent University Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

STAID - State Aid Withholding

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except per share data

                                                                            CALIFORNIA                    COLORADO
                                                                 ARIZONA  INTERMEDIATE    CALIFORNIA  INTERMEDIATE
                                                           TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*            $    22,300   $    48,772   $    27,159   $    68,672
Investments in affiliated securities, at value**                      --            --            --           540
Cash                                                                  --            --            --            --
Dividends and interest receivable                                    275           581           325           974
Receivable for investment securities sold                          1,117            --            --           506
Capital shares sold                                                   87            10            52           508
Prepaid expenses and other assets                                      5             5             5             5
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      23,784        49,368        27,541        71,205
==================================================================================================================
LIABILITIES:
Bank overdraft                                                        --            --            --            --
Payable for investment securities purchased                          745           450            --           502
Capital shares redeemed                                                3            24            38           248
Payable for advisory, co-administration, and custodian fees            4            31            15            43
Payable for distribution and shareholder servicing fees                3             1             1             3
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    755           506            54           796
==================================================================================================================
NET ASSETS                                                   $    23,029   $    48,862   $    27,487   $    70,409
==================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                            $    21,176   $    44,974   $    25,264   $    65,492
Undistributed net investment income                                   33            36            33            63
Accumulated net realized gain (loss) on investments                   99           152           186          (463)
Net unrealized appreciation of investments                         1,721         3,700         2,004         5,317
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $    23,029   $    48,862   $    27,487   $    70,409
==================================================================================================================
*Investments in unaffiliated securities, at cost             $    20,579   $    45,072   $    25,155   $    63,355
**Investments in affiliated securities, at cost                       --            --            --           540
CLASS A:
Net assets                                                   $    11,928   $     4,262   $    11,143   $    22,555
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                     1,053           401           978         2,036
Net asset value and redemption price per share               $     11.33   $     10.64   $     11.40   $     11.08
Maximum offering price per share (1)                         $     11.83   $     10.88   $     11.91   $     11.34
CLASS C:
Net assets                                                   $     1,857            --   $     1,101            --
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                       164            --            96            --
Net asset value and redemption price per share (2)           $     11.31            --   $     11.41            --
Maximum offering price per share (1)                         $     11.42            --   $     11.53            --
CLASS Y:
Net assets                                                   $     9,244   $    44,600   $    15,243   $    47,854
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                       816         4,182         1,337         4,330
Net asset value, offering price, and redemption
 price per share                                             $     11.33   $     10.66   $     11.40   $     11.05
------------------------------------------------------------------------------------------------------------------

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2) Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

                                                                                           MINNESOTA
                                                                COLORADO  INTERMEDIATE  INTERMEDIATE     MINNESOTA      MISSOURI
                                                           TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*            $    26,010   $   726,680   $   267,426   $   175,033   $   194,668
Investments in affiliated securities, at value**                   1,119           611            --            --            --
Cash                                                                  --            --            --            91             6
Dividends and interest receivable                                    355         9,492         2,900         2,539         2,558
Receivable for investment securities sold                            166           862            --         8,481            --
Capital shares sold                                                    5           631            21             9            37
Prepaid expenses and other assets                                      5            18             9             9             8
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      27,660       738,294       270,356       186,162       197,277
================================================================================================================================
LIABILITIES:
Bank overdraft                                                        --            --            --            91            --
Payable for investment securities purchased                           --         4,352            --            --           542
Capital shares redeemed                                               --         2,293           192           208            94
Payable for advisory, co-administration, and custodian fees           12           420           158           112           121
Payable for distribution and shareholder servicing fees                5             4             4            26             6
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     17         7,069           354           437           763
================================================================================================================================
NET ASSETS                                                   $    27,643   $   731,225   $   270,002   $   185,725   $   196,514
================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                            $    24,859   $   671,628   $   251,713   $   173,619   $   183,756
Undistributed net investment income                                   74           584           125           474            84
Accumulated net realized gain (loss) on investments                  187           152           491         1,349           494
Net unrealized appreciation of investments                         2,523        58,861        17,673        10,283        12,180
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $    27,643   $   731,225   $   270,002   $   185,725   $   196,514
================================================================================================================================
*Investments in unaffiliated securities, at cost             $    23,487   $   667,819   $   249,753   $   164,750   $   182,488
**Investments in affiliated securities, at cost                    1,119           611            --            --            --
CLASS A:
Net assets                                                   $    13,843   $    34,231   $    31,044   $   125,916   $    28,141
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                     1,196         3,030         2,973        11,101         2,275
Net asset value and redemption price per share               $     11.57   $     11.30   $     10.44   $     11.34   $     12.37
Maximum offering price per share (1)                         $     12.08   $     11.56   $     10.68   $     11.84   $     12.92
CLASS C:
Net assets                                                   $     4,284            --            --   $    11,951   $       279
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                       371            --            --         1,057            22
Net asset value and redemption price per share (2)           $     11.56            --            --   $     11.31   $     12.35
Maximum offering price per share (1)                         $     11.68            --            --   $     11.41   $     12.47
CLASS Y:
Net assets                                                   $     9,516   $   696,994   $   238,958   $    47,858   $   168,094
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                       821        61,806        22,987         4,223        13,583
Net asset value, offering price, and redemption
 price per share                                             $     11.59   $     11.28   $     10.40   $     11.33   $     12.38
--------------------------------------------------------------------------------------------------------------------------------

                                                                                             OREGON
                                                                NEBRASKA          OHIO  INTERMEDIATE        SHORT
                                                           TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*            $    33,521   $    39,931   $   151,142   $   381,792   $   488,268
Investments in affiliated securities, at value**                   1,683            --           830        15,013         2,816
Cash                                                                  --            --            --           490         3,197
Dividends and interest receivable                                    438           596         2,140         4,968         7,290
Receivable for investment securities sold                             --            --         1,332            --         7,142
Capital shares sold                                                   58            19           902         2,480            97
Prepaid expenses and other assets                                      6             5             7            13            67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      35,706        40,551       156,353       404,756       508,877
================================================================================================================================
LIABILITIES:
Bank overdraft                                                        --            --            --            --            --
Payable for investment securities purchased                        1,012            --         1,095         1,100            --
Capital shares redeemed                                               33            --           733           103           113
Payable for advisory, co-administration, and custodian fees           14            22            91           186           297
Payable for distribution and shareholder servicing fees                1            --             1             1            11
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  1,060            22         1,920         1,390           421
================================================================================================================================
NET ASSETS                                                   $    34,646   $    40,529   $   154,433   $   403,366   $   508,456
================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                            $    32,689   $    38,639   $   143,476   $   387,799   $   468,389
Undistributed net investment income                                   40             2            67            48           461
Accumulated net realized gain (loss) on investments                  123           369         1,108         2,432         4,831
Net unrealized appreciation of investments                         1,794         1,519         9,782        13,087        34,775
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $    34,646   $    40,529   $   154,433   $   403,366   $   508,456
================================================================================================================================
*Investments in unaffiliated securities, at cost             $    31,727   $    38,412   $   141,360   $   368,705   $   453,493
**Investments in affiliated securities, at cost                    1,683            --           830        15,013         2,816
CLASS A:
Net assets                                                   $     4,869   $       849   $     8,189   $     6,448   $    42,942
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                       457            81           785           633         3,806
Net asset value and redemption price per share               $     10.66   $     10.54   $     10.43   $     10.18   $     11.28
Maximum offering price per share (1)                         $     11.13   $     11.01   $     10.67   $     10.41   $     11.78
CLASS C:
Net assets                                                   $     1,657   $       215            --            --   $     4,880
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                       157            20            --            --           434
Net asset value and redemption price per share (2)           $     10.58   $     10.44            --            --   $     11.24
Maximum offering price per share (1)                         $     10.69   $     10.55            --            --   $     11.35
CLASS Y:
Net assets                                                   $    28,120   $    39,465   $   146,244   $   396,918   $   460,634
Shares issued and outstanding ($0.0001 par
 value - 2 billion authorized)                                     2,639         3,741        14,018        38,987        40,787
Net asset value, offering price, and redemption
 price per share                                             $     10.65   $     10.55   $     10.43   $     10.18   $     11.29
--------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS For the fiscal year ended september 30, 2003, in thousands

                                                                            CALIFORNIA                    COLORADO
                                                                 ARIZONA  INTERMEDIATE    CALIFORNIA  INTERMEDIATE
                                                           TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest from unaffiliated securities                        $     1,282   $     2,344   $     1,337   $     3,327
Interest from affiliated securities                                    1            --            --            11
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            1,283         2,344         1,337         3,338
==================================================================================================================
EXPENSES:

Investment advisory fees                                             134           248           136           360
Co-administration fees and expenses (including per
 account transfer agency fees)                                        77           140            81           202
Custodian fees                                                         3             5             3             7
Directors' fees                                                       --             1            --             1
Registration fees                                                      7             2             3             3
Professional fees                                                      1             2             1             3
Printing                                                               1             2             1             2
Other                                                                  2             2             1             2
Distribution and shareholder servicing fees - Class A                 35            11            30            56
Distribution and shareholder servicing fees - Class C                 25            --            11            --
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                       285           413           267           636
==================================================================================================================
Less: Fee Waivers                                                   (100)          (58)          (94)          (99)
------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                   185           355           173           537
==================================================================================================================
INVESTMENT INCOME - NET                                            1,098         1,989         1,164         2,801
------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS - NET:
Net realized gain on investments                                      99           161           186             9
Net realized loss on redemption in-kind                               --            --            --            --
Net increase from payment by affiliate and net losses
 realized on the disposal of investments in violation of
 restrictions (2)                                                     --            --            --            --
Net change in unrealized appreciation or depreciation
 of investments                                                     (262)         (843)         (540)         (128)
------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      (163)         (682)         (354)         (119)
==================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $       935   $     1,307   $       810   $     2,682
==================================================================================================================

(1) Commenced operations on October 25, 2002.

(2) See note 6 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                                            MINNESOTA
                                                                COLORADO   INTERMEDIATE  INTERMEDIATE     MINNESOTA      MISSOURI
                                                           TAX FREE FUND  TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest from unaffiliated securities                        $     1,488    $    34,241   $    12,649   $    10,020   $     9,059
Interest from affiliated securities                                    5             94            --             4             1
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            1,493         34,335        12,649        10,024         9,060
=================================================================================================================================
EXPENSES:

Investment advisory fees                                             150          3,610         1,343           964           977
Co-administration fees and expenses (including per
 account transfer agency fees)                                        86          2,020           752           541           548
Custodian fees                                                         3             72            27            19            20
Directors' fees                                                       --             11             4             3             3
Registration fees                                                      4              7            --             8             9
Professional fees                                                      1             28             9             7             7
Printing                                                               1             24             8             7             7
Other                                                                  2             16             7             9             5
Distribution and shareholder servicing fees - Class A                 41             80            66           324            69
Distribution and shareholder servicing fees - Class C                 42             --            --           124             2
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                       330          5,868         2,216         2,006         1,647
=================================================================================================================================
Less: Fee Waivers                                                   (113)          (765)         (297)         (251)         (209)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                   217          5,103         1,919         1,755         1,438
=================================================================================================================================
INVESTMENT INCOME - NET                                            1,276         29,232        10,730         8,269         7,622
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS - NET:
Net realized gain on investments                                     224          1,153           584         1,349           699
Net realized loss on redemption in-kind                               --             --            --            --          (102)
Net increase from payment by affiliate and net losses
 realized on the disposal of investments in violation of
 restrictions (2)                                                     --             --            --            --            --
Net change in unrealized appreciation or depreciation
 of investments                                                     (518)         2,929        (1,539)       (2,480)         (482)
---------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      (294)         4,082          (955)       (1,131)          115
=================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $       982    $    33,314   $     9,775   $     7,138   $     7,737
=================================================================================================================================

                                                                                            OREGON
                                                              NEBRASKA           OHIO  INTERMEDIATE         SHORT
                                                         TAX FREE FUND  TAX FREE FUND TAX FREE FUND TAX FREE FUND(1) TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest from unaffiliated securities                      $     1,573    $     1,681   $     7,004   $    12,102      $    27,006
Interest from affiliated securities                                  5              6             5           109               60
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          1,578          1,687         7,009        12,211           27,066
==================================================================================================================================
EXPENSES:

Investment advisory fees                                           171            197           775         1,705            2,624
Co-administration fees and expenses (including per
 account transfer agency fees)                                      97            113           432           956            1,467
Custodian fees                                                       4              4            15            34               53
Directors' fees                                                      1             --             2             5                8
Registration fees                                                    4             --             1            --               10
Professional fees                                                    1             15             5            13               18
Printing                                                             1              1             5            11               20
Other                                                                2              2             5             5               14
Distribution and shareholder servicing fees - Class A               11              1            20             5              108
Distribution and shareholder servicing fees - Class C               13              1            --            --               61
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     305            334         1,260         2,734            4,383
==================================================================================================================================
Less: Fee Waivers                                                 (114)          (135)         (163)         (686)            (562)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                 191            199         1,097         2,048            3,821
==================================================================================================================================
INVESTMENT INCOME - NET                                          1,387          1,488         5,912        10,163           23,245
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS - NET:
Net realized gain on investments                                   123            369         1,155         2,432            4,886
Net realized loss on redemption in-kind                             --             --            --            --               --
Net increase from payment by affiliate and net losses
 realized on the disposal of investments in violation of
 restrictions (2)                                                   --             --            --            --               --
Net change in unrealized appreciation or depreciation
 of investments                                                   (212)          (413)       (1,811)       13,087           (6,702)
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                     (89)           (44)         (656)       15,519           (1,816)
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $     1,298    $     1,444   $     5,256   $    25,682      $    21,429
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                          CALIFORNIA
                                                                                 ARIZONA                INTERMEDIATE
                                                                           TAX FREE FUND               TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------
                                                                  10/01/02      10/01/01      10/01/02      10/01/01
                                                                        TO            TO            TO            TO
                                                                   9/30/03       9/30/02       9/30/03       9/30/02
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                        $     1,098   $       958   $     1,989   $     1,970
Net realized gain (loss) on investments                                 99            78           161           179
Net change in unrealized appreciation or depreciation
 of investments                                                       (262)          846          (843)        1,625
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   935         1,882         1,307         3,774
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                            (551)         (520)         (174)         (173)
   Class C                                                             (88)         (107)           --            --
   Class Y                                                            (443)         (334)       (1,791)       (1,803)
Net realized gain on investments:
   Class A                                                             (32)          (20)          (10)           --
   Class C                                                              (6)           (4)           --            --
   Class Y                                                             (29)          (10)          (93)           --
Return of capital:
   Class A                                                              --            --            --            --
   Class Y                                                              --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1,149)         (995)       (2,068)       (1,976)
====================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
   Proceeds from sales                                               5,152         3,094         1,412         1,679
   Reinvestment of distributions                                       548           509           145           125
   Payments for redemptions                                         (6,083)       (5,594)       (2,080)         (504)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                         (383)       (1,991)         (523)        1,300
--------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                 385         1,205            --            --
   Reinvestment of distributions                                        90           108            --            --
   Payments for redemptions                                         (1,494)         (522)           --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
 transactions                                                       (1,019)          791            --            --
--------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                               3,295         5,213         4,535         5,825
   Reinvestment of distributions                                        37             7            42             8
   Payments for redemptions                                         (4,666)         (724)       (4,513)       (5,888)
   Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                        --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                       (1,334)        4,496            64           (55)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                       (2,736)        3,296          (459)        1,245
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (2,950)        4,183        (1,220)        3,043
NET ASSETS AT BEGINNING OF PERIOD                                   25,979        21,796        50,082        47,039
====================================================================================================================
NET ASSETS AT END OF PERIOD                                    $    23,029   $    25,979   $    48,862   $    50,082
====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                       $        33   $        17   $        36   $        12
====================================================================================================================

(1) See note 4 in Notes to Financial Statements for additional Information.

The accompanying notes are an integral part of the financial statements.

                                                                                                              COLORADO
                                                                                CALIFORNIA                INTERMEDIATE
                                                                             TAX FREE FUND               TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------
                                                                  10/01/02        10/01/01      10/01/02      10/01/01
                                                                        TO              TO            TO            TO
                                                                   9/30/03         9/30/02       9/30/03       9/30/02
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                        $     1,164     $     1,163   $     2,801   $     2,682
Net realized gain (loss) on investments                                186             159             9           113
Net change in unrealized appreciation or depreciation
 of investments                                                       (540)            975          (128)        1,672
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   810           2,297         2,682         4,467
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                            (492)           (705)         (879)         (512)
   Class C                                                             (41)            (29)           --            --
   Class Y                                                            (632)           (421)       (2,017)       (2,072)
Net realized gain on investments:
   Class A                                                             (76)            (84)           --            --
   Class C                                                              (7)             (3)           --            --
   Class Y                                                             (77)            (33)           --            --
Return of capital:
   Class A                                                              --              --            --            --
   Class Y                                                              --              --            --            --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1,325)         (1,275)       (2,896)       (2,584)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
   Proceeds from sales                                               1,401           1,655        19,547        11,043
   Reinvestment of distributions                                       481             698           681           338
   Payments for redemptions                                         (3,414)         (8,044)      (12,878)       (4,889)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                       (1,532)         (5,691)        7,350         6,492
----------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                 153           1,180            --            --
   Reinvestment of distributions                                        47              32            --            --
   Payments for redemptions                                           (189)           (789)           --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
 transactions                                                           11             423            --            --
----------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                               7,475           5,495        10,796        12,937
   Reinvestment of distributions                                        51              12            11            --
   Payments for redemptions                                         (3,925)           (851)      (11,176)      (13,897)
   Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                        --              --            --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                        3,601           4,656          (369)         (960)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                        2,080            (612)        6,981         5,532
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              1,565             410         6,767         7,415
NET ASSETS AT BEGINNING OF PERIOD                                   25,922          25,512        63,642        56,227
======================================================================================================================
NET ASSETS AT END OF PERIOD                                    $    27,487     $    25,922   $    70,409   $    63,642
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                       $        33     $        35   $        63   $       158
======================================================================================================================

                                                                                COLORADO               INTERMEDIATE
                                                                           TAX FREE FUND              TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------
                                                                  10/01/02      10/01/01     10/01/02      10/01/01
                                                                        TO            TO           TO            TO
                                                                   9/30/03       9/30/02      9/30/03       9/30/02
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                        $     1,276   $     1,254  $    29,232   $    19,860
Net realized gain (loss) on investments                                224           (37)       1,153         1,115
Net change in unrealized appreciation or depreciation
 of investments                                                       (518)        1,598        2,929        17,459
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   982         2,815       33,314        38,434
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                            (673)         (866)      (1,224)         (952)
   Class C                                                            (159)          (98)          --            --
   Class Y                                                            (415)         (279)     (27,420)      (19,122)
Net realized gain on investments:
   Class A                                                              --           (12)          --            --
   Class C                                                              --            (1)          --            --
   Class Y                                                              --            (3)          --            --
Return of capital:
   Class A                                                              --            --           --           (67)
   Class Y                                                              --            --           --        (1,095)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1,247)       (1,259)     (28,644)      (21,236)
======================================================================================== ==========================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
   Proceeds from sales                                               1,122         2,520       15,542        12,166
   Reinvestment of distributions                                       625           770          935           750
   Payments for redemptions                                         (7,321)       (5,216)     (12,029)       (7,229)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                       (5,574)       (1,926)       4,448         5,687
---------------------------------------------------------------------------------------- --------------------------
Class C:
   Proceeds from sales                                               1,375         2,026           --            --
   Reinvestment of distributions                                       141            93           --            --
   Payments for redemptions                                           (934)         (277)          --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
 transactions                                                          582         1,842           --            --
---------------------------------------------------------------------------------------- --------------------------
Class Y:
   Proceeds from sales                                               1,670         8,424      133,415       115,817
   Reinvestment of distributions                                        14             6        1,827         1,823
   Payments for redemptions                                         (1,366)       (1,491)    (141,567)     (107,074)
   Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                        --            --      213,002            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                          318         6,939      206,677        10,566
---------------------------------------------------------------------------------------- --------------------------
Increase (decrease) in net assets from capital share
 transactions                                                       (4,674)        6,855      211,125        16,253
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (4,939)        8,411      215,795        33,451
NET ASSETS AT BEGINNING OF PERIOD                                   32,582        24,171      515,430       481,979
===================================================================================================================
NET ASSETS AT END OF PERIOD                                    $    27,643   $    32,582  $   731,225   $   515,430
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                       $        74   $        45  $       584   $        (4)
===================================================================================================================

                                                                               MINNESOTA
                                                                            INTERMEDIATE
                                                                           TAX FREE FUND
----------------------------------------------------------------------------------------
                                                                  10/01/02      10/01/01
                                                                        TO            TO
                                                                   9/30/03       9/30/02
----------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                        $    10,730   $    11,614
Net realized gain (loss) on investments                                584           664
Net change in unrealized appreciation or depreciation
 of investments                                                     (1,539)        6,657
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 9,775        18,935
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                          (1,050)         (642)
   Class C                                                              --            --
   Class Y                                                         (10,004)      (10,528)
Net realized gain on investments:
   Class A                                                             (37)           --
   Class C                                                              --            --
   Class Y                                                            (395)           --
Return of capital:
   Class A                                                              --            --
   Class Y                                                              --            --
----------------------------------------------------------------------------------------
Total distributions                                                (11,486)      (11,170)
========================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
   Proceeds from sales                                              20,400         8,163
   Reinvestment of distributions                                       775           390
   Payments for redemptions                                         (9,945)       (1,625)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                       11,230         6,928
----------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                  --            --
   Reinvestment of distributions                                        --            --
   Payments for redemptions                                             --            --
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
 transactions                                                           --            --
----------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                              39,846        27,781
   Reinvestment of distributions                                       331           275
   Payments for redemptions                                        (51,205)      (39,585)
   Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                        --            --
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                      (11,028)      (11,529)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                          202        (4,601)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (1,509)        3,164
NET ASSETS AT BEGINNING OF PERIOD                                  271,511       268,347
========================================================================================
NET ASSETS AT END OF PERIOD                                    $   270,002   $   271,511
========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                       $       125   $       449
========================================================================================

                                                                             MINNESOTA                    MISSOURI
                                                                         TAX FREE FUND               TAX FREE FUND
------------------------------------------------------------------------------------------------------------------
                                                                10/01/02      10/01/01      10/01/02      10/01/01
                                                                      TO            TO            TO            TO
                                                                 9/30/03       9/30/02       9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                      $     8,269   $     7,951   $     7,622   $     6,539
Net realized gain on investments                                   1,349           483           699         1,082
Net realized loss on redemption in-kind                               --            --          (102)           --
Net increase from payment by affiliate and net losses
 realized on the disposal of investments in
 violation of restrictions (2)                                        --            --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                      (2,480)        5,644          (482)        5,188
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               7,138        14,078         7,737        12,809
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                        (5,192)       (5,320)       (1,017)         (917)
   Class C                                                          (450)         (364)           (8)           --
   Class Y                                                        (2,153)       (2,297)       (6,513)       (5,848)
Net realized gain on investments:
   Class A                                                          (307)         (152)         (138)          (73)
   Class C                                                           (28)           (9)           (1)           --
   Class Y                                                          (121)          (65)         (721)         (472)
Return of capital:
   Class A                                                            --            --            --            --
   Class Y                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
Total distributions                                               (8,251)       (8,207)       (8,398)       (7,310)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (3):

Class A:
   Proceeds from sales                                            17,441        41,019         6,019         4,237
   Reinvestment of distributions                                   5,120         5,167           655           592
   Payments for redemptions                                      (31,535)      (21,731)       (4,745)       (1,773)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                     (8,974)       24,455         1,929         3,056
------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                             3,135         5,653           251            21
   Reinvestment of distributions                                     446           352             8            --
   Payments for redemptions                                       (3,279)       (1,035)           (2)           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
 transactions                                                        302         4,970           257            21
------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                             5,315        13,298        19,318        33,932
   Reinvestment of distributions                                     266           300           363           227
   Payments for redemptions                                      (12,019)       (9,666)      (26,019)      (26,162)
   Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                      --            --        32,466            --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                     (6,438)        3,932        26,128         7,997
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                    (15,110)       33,357        28,314        11,074
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (16,223)       39,228        27,653        16,573
NET ASSETS AT BEGINNING OF PERIOD                                201,948       162,720       168,861       152,288
==================================================================================================================
NET ASSETS AT END OF PERIOD                                  $   185,725   $   201,948   $   196,514   $   168,861
==================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD         $       474   $        --   $        84   $        --
==================================================================================================================

(1) Commencement of operations.

(2) See note 6 in Notes to Financial Statements for additional information.

(3) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                              NEBRASKA                        OHIO
                                                                         TAX FREE FUND               TAX FREE FUND
------------------------------------------------------------------------------------------------------------------
                                                                10/01/02      10/01/01      10/01/02   4/30/02 (1)
                                                                      TO            TO            TO            TO
                                                                 9/30/03       9/30/02       9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                      $     1,387   $     1,254   $     1,488   $       531
Net realized gain on investments                                     123            44           369            17
Net realized loss on redemption in-kind                               --            --            --            --
Net increase from payment by affiliate and net losses
 realized on the disposal of investments in
 violation of restrictions (2)                                        --            --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                        (212)        1,520          (413)        1,932
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               1,298         2,818         1,444         2,480
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                          (173)         (203)          (20)           (3)
   Class C                                                           (43)          (21)           (4)           --
   Class Y                                                        (1,145)       (1,016)       (1,462)         (545)
Net realized gain on investments:
   Class A                                                            (3)           --            --            --
   Class C                                                            (1)           --            --            --
   Class Y                                                           (21)           --            --            --
Return of capital:
   Class A                                                            --            --            --            --
   Class Y                                                            --            --            --            (5)
------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1,386)       (1,240)       (1,486)         (553)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (3):

Class A:
   Proceeds from sales                                             1,001           720           439           435
   Reinvestment of distributions                                     110           129             9             3
   Payments for redemptions                                       (1,117)       (1,271)          (60)           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                         (6)         (422)          388           438
------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                               785           711           213             1
   Reinvestment of distributions                                      38            20             1            --
   Payments for redemptions                                         (151)          (18)           --            --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
 transactions                                                        672           713           214             1
------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                             4,416         6,896         7,072        40,931
   Reinvestment of distributions                                      52            29           203            71
   Payments for redemptions                                       (3,634)       (3,319)       (5,843)       (4,831)
   Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                      --            --            --            --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                        834         3,606         1,432        36,171
------------------------------------------------------------------------ -----------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                      1,500         3,897         2,034        36,610
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            1,412         5,475         1,992        38,537
NET ASSETS AT BEGINNING OF PERIOD                                 33,234        27,759        38,537            --
==================================================================================================================
NET ASSETS AT END OF PERIOD                                  $    34,646   $    33,234   $    40,529   $    38,537
==================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD         $        40   $        14   $         2   $        --
==================================================================================================================

                                                                                OREGON
                                                                          INTERMEDIATE         SHORT
                                                                         TAX FREE FUND TAX FREE FUND               TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                10/01/02      10/01/01   10/25/02(1)      10/01/02      10/01/01
                                                                      TO            TO            TO            TO            TO
                                                                 9/30/03       9/30/02       9/30/03       9/30/03       9/30/02
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment income - net                                      $     5,912   $     6,418   $    10,163   $    23,245   $    24,106
Net realized gain on investments                                   1,155           568         2,432         4,886         7,874
Net realized loss on redemption in-kind                               --            --            --            --            --
Net increase from payment by affiliate and net losses
 realized on the disposal of investments in
 violation of restrictions (2)                                        --            --            --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                      (1,811)        4,230        13,087        (6,702)       13,206
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               5,256        11,216        25,682        21,429        45,186
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                          (300)         (267)          (61)       (1,818)       (1,862)
   Class C                                                            --            --            --          (235)         (212)
   Class Y                                                        (5,603)       (6,184)      (10,054)      (21,211)      (22,023)
Net realized gain on investments:
   Class A                                                           (12)           --            --          (486)           --
   Class C                                                            --            --            --           (70)           --
   Class Y                                                          (208)           --            --        (5,440)           --
Return of capital:
   Class A                                                            --            --            --            --            --
   Class Y                                                            --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (6,123)       (6,451)      (10,115)      (29,260)      (24,097)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (3):

Class A:
   Proceeds from sales                                             3,805         4,716        10,862         9,898         7,678
   Reinvestment of distributions                                     186           147            55         2,040         1,655
   Payments for redemptions                                       (2,769)       (3,525)       (4,499)      (12,077)      (16,023)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                      1,222         1,338         6,418          (139)       (6,690)
--------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                --            --            --           454         1,459
   Reinvestment of distributions                                      --            --            --           293           205
   Payments for redemptions                                           --            --            --        (1,953)         (201)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
 transactions                                                         --            --            --        (1,206)        1,463
--------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                            17,727        12,607       508,191        55,624        77,354
   Reinvestment of distributions                                     319           299           183         1,557           903
   Payments for redemptions                                      (22,926)      (19,479)     (126,993)      (86,596)     (101,695)
   Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                      --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                     (4,880)       (6,573)      381,381       (29,415)      (23,438)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                     (3,658)       (5,235)      387,799       (30,760)      (28,665)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (4,525)         (470)      403,366       (38,591)       (7,576)
NET ASSETS AT BEGINNING OF PERIOD                                158,958       159,428            --       547,047       554,623
================================================================================================================================
NET ASSETS AT END OF PERIOD                                  $   154,433   $   158,958   $   403,366   $   508,456   $   547,047
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD         $        67   $        58   $        48   $       461   $       427
================================================================================================================================

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                 REALIZED AND
                                         NET ASSET                 UNREALIZED     DIVIDENDS                     NET ASSET
                                             VALUE          NET         GAINS      FROM NET   DISTRIBUTIONS         VALUE
                                         BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT        FROM NET        END OF
                                         OF PERIOD       INCOME   INVESTMENTS        INCOME  REALIZED GAINS        PERIOD
-------------------------------------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2003                                  $    11.41   $     0.46    $    (0.06)   $    (0.45)     $    (0.03)   $    11.33
  2002                                       10.99         0.48          0.44         (0.48)          (0.02)        11.41
  2001                                       10.45         0.55          0.53         (0.54)             --         10.99
  2000 (1)                                   10.00         0.36          0.45         (0.36)             --         10.45
Class C
  2003                                  $    11.40   $     0.42    $    (0.08)   $    (0.40)     $    (0.03)   $    11.31
  2002                                       10.98         0.44          0.44         (0.44)          (0.02)        11.40
  2001                                       10.44         0.53          0.51         (0.50)             --         10.98
   2000 (1)                                  10.00         0.34          0.44         (0.34)             --         10.44
Class Y
  2003                                  $    11.41   $     0.48    $    (0.06)   $    (0.47)     $    (0.03)   $    11.33
  2002                                       10.99         0.51          0.44         (0.51)          (0.02)        11.41
  2001                                       10.45         0.57          0.53         (0.56)             --         10.99
  2000 (1)                                   10.00         0.37          0.45         (0.37)             --         10.45

CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
  2003                                  $    10.80   $     0.41    $    (0.14)   $    (0.41)     $    (0.02)   $    10.64
  2002                                       10.41         0.42          0.39         (0.42)             --         10.80
  2001                                       10.02         0.44          0.39         (0.44)             --         10.41
  2000                                        9.89         0.43          0.13         (0.43)             --         10.02
  1999                                       10.37         0.42         (0.46)        (0.41)          (0.03)         9.89
Class Y
  2003                                  $    10.81   $     0.43    $    (0.14)   $    (0.42)     $    (0.02)   $    10.66
  2002                                       10.43         0.43          0.38         (0.43)             --         10.81
  2001                                       10.04         0.44          0.39         (0.44)             --         10.43
  2000                                        9.89         0.43          0.15         (0.43)             --         10.04
  1999                                       10.36         0.42         (0.45)        (0.41)          (0.03)         9.89

CALIFORNIA TAX FREE FUND
Class A
  2003                                  $    11.63   $     0.47    $    (0.16)   $    (0.47)     $    (0.07)   $    11.40
  2002                                       11.17         0.48          0.50         (0.47)          (0.05)        11.63
  2001                                       10.66         0.52          0.50         (0.51)             --         11.17
  2000 (1)                                   10.00         0.35          0.66         (0.35)             --         10.66
Class C
  2003                                  $    11.64   $     0.43    $    (0.16)   $    (0.43)     $    (0.07)   $    11.41
  2002                                       11.18         0.42          0.52         (0.43)          (0.05)        11.64
  2001                                       10.66         0.47          0.51         (0.46)             --         11.18
  2000 (1)                                   10.00         0.32          0.66         (0.32)             --         10.66
Class Y
  2003                                  $    11.63   $     0.49    $    (0.15)   $    (0.50)     $    (0.07)   $    11.40
  2002                                       11.17         0.49          0.52         (0.50)          (0.05)        11.63
  2001                                       10.66         0.54          0.50         (0.53)             --         11.17
  2000 (1)                                   10.00         0.37          0.65         (0.36)             --         10.66

COLORADO INTERMEDIATE TAX FREE FUND
Class A
  2003                                  $    11.12   $     0.41    $    (0.02)   $    (0.43)     $       --    $    11.08
  2002                                       10.79         0.47          0.32         (0.46)             --         11.12
  2001                                       10.28         0.46          0.52         (0.47)             --         10.79
  2000                                       10.32         0.48         (0.04)        (0.48)             --         10.28
  1999                                       10.89         0.46         (0.55)        (0.46)          (0.02)        10.32
Class Y
  2003                                  $    11.10   $     0.43    $    (0.03)   $    (0.45)     $       --    $    11.05
  2002                                       10.76         0.49          0.33         (0.48)             --         11.10
  2001                                       10.26         0.48          0.49         (0.47)             --         10.76
  2000                                       10.29         0.48         (0.03)        (0.48)             --         10.26
  1999                                       10.88         0.46         (0.57)        (0.46)          (0.02)        10.29

(1) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                        RATIO OF        RATIO OF NET
                                                                      RATIO OF NET   EXPENSES TO          INVESTMENT
                                                            RATIO OF    INVESTMENT       AVERAGE              INCOME
                                             NET ASSETS  EXPENSES TO        INCOME    NET ASSETS      TO AVERAGE NET     PORTFOLIO
                                    TOTAL        END OF      AVERAGE    TO AVERAGE    (EXCLUDING   ASSETS (EXCLUDING      TURNOVER
                               RETURN (2)  PERIOD (000)   NET ASSETS    NET ASSETS      WAIVERS)            WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2003                               3.61%   $   11,928         0.75%         4.03%         1.09%               3.69%           37%
  2002                               8.69        12,413         0.75          4.40          1.37                3.78            30
  2001                              10.50        13,971         0.25          5.10          1.45                3.90            19
  2000 (1)                           8.21         9,668         0.25          5.31          1.80                3.76            27
Class C
  2003                               3.10%   $    1,857         1.15%         3.63%         1.84%               2.94%           37%
  2002                               8.28         2,910         1.15          4.00          2.12                3.03            30
  2001                              10.15         2,003         0.65          4.66          1.84                3.47            19
  2000 (1)                           7.88            22         0.65          4.95          2.72                2.88            27
Class Y
  2003                               3.86%   $    9,244         0.50%         4.28%         0.84%               3.94%           37%
  2002                               8.95        10,656         0.50          4.64          1.12                4.02            30
  2001                              10.76         5,822           --          5.33          1.19                4.14            19
  2000 (1)                           8.36         2,670           --          5.53          1.53                4.00            27

CALIFORNIA INTERMEDIATE
 TAX FREE FUND
Class A
  2003                               2.58%   $    4,262         0.85%         3.86%         1.06%               3.65%           17%
  2002                               8.01         4,870         0.85          4.01          1.14                3.72            23
  2001                               8.41         3,392         0.70          4.25          1.21                3.74            12
  2000                               5.84         2,344         0.70          4.35          1.18                3.87            23
  1999                              (0.40)        2,042         0.70          4.19          1.17                3.72             9
Class Y
  2003                               2.83%   $   44,600         0.70%         4.02%         0.81%               3.91%           17%
  2002                               8.05        45,212         0.70          4.16          0.89                3.97            23
  2001                               8.39        43,647         0.70          4.26          0.96                4.00            12
  2000                               6.05        43,262         0.70          4.36          0.93                4.13            23
  1999                              (0.30)       41,469         0.70          4.11          0.92                3.89             9

CALIFORNIA TAX FREE FUND
Class A
  2003                               2.85%   $   11,143         0.75%         4.16%         1.08%               3.83%           20%
  2002                               9.10        12,954         0.75          4.26          1.31                3.70            33
  2001                               9.73        18,139         0.25          4.75          1.35                3.65            19
  2000 (1)                          10.23         6,029         0.25          5.20          1.85                3.60            12
Class C
  2003                               2.45%   $    1,101         1.15%         3.75%         1.83%               3.07%           20%
  2002                               8.69         1,115         1.15          3.86          2.06                2.95            33
  2001                               9.42           647         0.65          4.38          1.75                3.28            19
  2000 (1)                           9.95            34         0.65          5.12          2.25                3.52            12
Class Y
  2003                               3.11%   $   15,243         0.50%         4.40%         0.83%               4.07%           20%
  2002                               9.36        11,853         0.50          4.51          1.06                3.95            33
  2001                               9.99         6,726           --          5.00          1.10                3.90            19
  2000 (1)                          10.38         4,766           --          5.42          1.59                3.83            12

COLORADO INTERMEDIATE
 TAX FREE FUND
Class A
  2003                               3.64%   $   22,555         0.85%         3.79%         1.06%               3.58%           14%
  2002                               7.56        15,244         0.85          4.48          1.11                4.22            15
  2001                               9.75         8,320         0.70          4.55          1.34                3.91            24
  2000                               4.40         3,485         0.70          4.66          1.25                4.11            42
  1999                              (0.88)        4,733         0.70          4.32          1.15                3.87            33
Class Y
  2003                               3.71%   $   47,854         0.70%         3.94%         0.81%               3.83%           14%
  2002                               7.83        48,398         0.70          4.60          0.86                4.44            15
  2001                               9.67        47,907         0.70          4.58          1.09                4.19            24
  2000                               4.51        52,885         0.70          4.66          1.00                4.36            42
  1999                              (1.07)       57,236         0.70          4.31          0.90                4.11            33

                                                                REALIZED AND
                                         NET ASSET                UNREALIZED     DIVIDENDS                  DISTRIBUTIONS
                                             VALUE          NET        GAINS      FROM NET   DISTRIBUTIONS           FROM
                                         BEGINNING   INVESTMENT  (LOSSES) ON    INVESTMENT        FROM NET      RETURN OF
                                         OF PERIOD       INCOME  INVESTMENTS        INCOME  REALIZED GAINS        CAPITAL
-------------------------------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2003                                  $    11.65   $     0.50   $    (0.10)   $    (0.48)     $       --     $       --
  2002                                       11.09         0.48         0.56         (0.47)          (0.01)            --
  2001                                       10.42         0.54         0.66         (0.53)             --             --
  2000 (1)                                   10.00         0.35         0.42         (0.35)             --             --
Class C
  2003                                  $    11.63   $     0.44   $    (0.08)   $    (0.43)     $       --     $       --
  2002                                       11.08         0.44         0.56         (0.44)          (0.01)            --
  2001                                       10.41         0.49         0.67         (0.49)             --             --
  2000 (1)                                   10.00         0.34         0.41         (0.34)             --             --
Class Y
  2003                                  $    11.67   $     0.51   $    (0.09)   $    (0.50)     $       --     $       --
  2002                                       11.10         0.48         0.60         (0.50)          (0.01)            --
  2001                                       10.43         0.58         0.64         (0.55)             --             --
  2000 (1)                                   10.00         0.37         0.42         (0.36)             --             --

INTERMEDIATE TAX FREE FUND
Class A
  2003                                  $    11.32   $     0.44   $    (0.03)   $    (0.43)     $       --     $       --
  2002                                       10.95         0.43         0.40         (0.43)             --          (0.03)
  2001                                       10.48         0.48         0.46         (0.47)             --             --
  2000                                       10.45         0.48         0.04         (0.49)             --             --
  1999                                       11.05         0.46        (0.55)        (0.46)          (0.05)            --
Class Y
  2003                                  $    11.30   $     0.46   $    (0.03)   $    (0.45)     $       --     $       --
  2002                                       10.93         0.44         0.40         (0.44)             --          (0.03)
  2001                                       10.46         0.48         0.46         (0.47)             --             --
  2000                                       10.43         0.48         0.04         (0.49)             --             --
  1999                                       11.03         0.46        (0.55)        (0.46)          (0.05)            --

MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
  2003                                  $    10.51   $     0.40   $    (0.04)   $    (0.41)     $    (0.02)    $       --
  2002                                       10.21         0.43         0.29         (0.42)             --             --
  2001                                        9.80         0.44         0.41         (0.44)             --             --
  2000                                        9.79         0.45         0.02         (0.45)          (0.01)            --
  1999                                       10.29         0.43        (0.47)        (0.43)          (0.03)            --
Class Y
  2003                                  $    10.46   $     0.42   $    (0.03)   $    (0.43)     $    (0.02)    $       --
  2002                                       10.17         0.45         0.27         (0.43)             --             --
  2001                                        9.76         0.44         0.41         (0.44)             --             --
  2000                                        9.76         0.45         0.01         (0.45)          (0.01)            --
  1999                                       10.26         0.43        (0.47)        (0.43)          (0.03)            --

(1) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                       NET ASSET                                          RATIO OF
                                           VALUE                         NET ASSETS    EXPENSES TO
                                          END OF          TOTAL              END OF        AVERAGE
                                          PERIOD     RETURN (2)        PERIOD (000)     NET ASSETS
--------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2003                              $      11.57           3.53%       $     13,843           0.75%
  2002                                     11.65           9.72              19,633           0.75
  2001                                     11.09          11.78              20,550           0.25
  2000 (1)                                 10.42           7.80               8,068           0.25
Class C
  2003                              $      11.56           3.23%       $      4,284           1.15%
  2002                                     11.63           9.23               3,705           1.15
  2001                                     11.08          11.41               1,698           0.65
  2000 (1)                                 10.41           7.52                 156           0.65
Class Y
  2003                              $      11.59           3.78%       $      9,516           0.50%
  2002                                     11.67          10.07               9,244           0.50
  2001                                     11.10          12.02               1,923             --
  2000 (1)                                 10.43           8.05               2,430             --

INTERMEDIATE TAX FREE FUND
Class A
  2003                              $      11.30           3.74%       $     34,231           0.85%
  2002                                     11.32           7.78              29,838           0.85
  2001                                     10.95           9.19              23,236           0.70
  2000                                     10.48           5.10               8,994           0.70
  1999                                     10.45          (0.78)             10,713           0.70
Class Y
  2003                              $      11.28           3.90%       $    696,994           0.70%
  2002                                     11.30           7.95             485,592           0.70
  2001                                     10.93           9.21             458,743           0.70
  2000                                     10.46           5.11             375,279           0.70
  1999                                     10.43          (0.79)            442,464           0.70

MINNESOTA INTERMEDIATE TAX FREE
 FUND
Class A
  2003                              $      10.44           3.55%       $     31,044           0.85%
  2002                                     10.51           7.23              19,914           0.85
  2001                                     10.21           8.85              12,408           0.70
  2000                                      9.80           4.94              12,469           0.70
  1999                                      9.79          (0.43)             14,629           0.70
Class Y
  2003                              $      10.40           3.82%       $    238,958           0.70%
  2002                                     10.46           7.31             251,597           0.70
  2001                                     10.17           8.89             255,939           0.70
  2000                                      9.76           5.04             244,353           0.70
  1999                                      9.76          (0.44)            279,776           0.70

                                                       RATIO OF        RATIO OF NET
                                    RATIO OF NET    EXPENSES TO          INVESTMENT
                                      INVESTMENT        AVERAGE              INCOME
                                          INCOME     NET ASSETS      TO AVERAGE NET      PORTFOLIO
                                      TO AVERAGE     (EXCLUDING   ASSETS (EXCLUDING       TURNOVER
                                      NET ASSETS       WAIVERS)            WAIVERS)           RATE
--------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2003                                      4.23%          1.07%               3.91%            14%
  2002                                      4.32           1.30                3.77             22
  2001                                      5.03           1.42                3.86             23
  2000 (1)                                  5.28           1.80                3.73             36
Class C
  2003                                      3.83%          1.82%               3.16%            14%
  2002                                      3.95           2.05                3.05             22
  2001                                      4.61           1.82                3.44             23
  2000 (1)                                  4.92           2.58                2.99             36
Class Y
  2003                                      4.49%          0.82%               4.17%            14%
  2002                                      4.59           1.05                4.04             22
  2001                                      5.32           1.18                4.14             23
  2000 (1)                                  5.47           1.53                3.94             36

INTERMEDIATE TAX FREE FUND
Class A
  2003                                      3.91%          1.05%               3.71%            15%
  2002                                      3.87           1.03                3.69             28
  2001                                      4.43           1.13                4.00             12
  2000                                      4.61           1.12                4.19             29
  1999                                      4.31           1.12                3.89             23
Class Y
  2003                                      4.05%          0.80%               3.95%            15%
  2002                                      4.04           0.78                3.96             28
  2001                                      4.43           0.87                4.26             12
  2000                                      4.62           0.87                4.45             29
  1999                                      4.31           0.87                4.14             23

MINNESOTA INTERMEDIATE TAX FREE
 FUND
Class A
  2003                                      3.85%          1.05%               3.65%            15%
  2002                                      4.27           1.03                4.09             15
  2001                                      4.38           1.13                3.95             13
  2000                                      4.59           1.12                4.17             18
  1999                                      4.30           1.12                3.88             12
Class Y
  2003                                      4.01%          0.80%               3.91%            15%
  2002                                      4.41           0.78                4.33             15
  2001                                      4.38           0.88                4.20             13
  2000                                      4.59           0.87                4.42             18
  1999                                      4.28           0.87                4.11             12

                                                             REALIZED AND
                                  NET ASSET                    UNREALIZED     DIVIDENDS                    NET ASSET
                                      VALUE            NET          GAINS      FROM NET   DISTRIBUTIONS        VALUE
                                  BEGINNING     INVESTMENT    (LOSSES) ON    INVESTMENT        FROM NET       END OF
                                  OF PERIOD         INCOME    INVESTMENTS        INCOME  REALIZED GAINS       PERIOD
--------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND
Class A
  2003                           $    11.39      $   0.48      $  (0.05)     $  (0.45)      $    (0.03)    $  11.34
  2002                                11.06          0.47          0.34         (0.47)           (0.01)       11.39
  2001                                10.64          0.53          0.43         (0.54)              --        11.06
  2000                                10.70          0.55         (0.06)        (0.55)              --        10.64
  1999                                11.46          0.55         (0.69)        (0.56)           (0.06)       10.70
Class C
  2003                           $    11.36      $   0.43      $  (0.04)     $  (0.41)      $    (0.03)    $  11.31
  2002                                11.04          0.43          0.33         (0.43)           (0.01)       11.36
  2001                                10.62          0.49          0.43         (0.50)              --        11.04
  2000                                10.69          0.53         (0.09)        (0.51)              --        10.62
  1999 (1)                            11.38          0.37         (0.71)        (0.35)              --        10.69
Class Y
  2003                           $    11.38      $   0.51      $  (0.05)     $  (0.48)      $    (0.03)    $  11.33
  2002                                11.05          0.49          0.35         (0.50)           (0.01)       11.38
  2001                                10.63          0.55          0.44         (0.57)              --        11.05
  2000                                10.69          0.58         (0.07)        (0.57)              --        10.63
  1999                                11.45          0.58         (0.69)        (0.59)           (0.06)       10.69

MISSOURI TAX FREE FUND (2)
Class A
  2003                           $    12.47      $   0.45      $  (0.04)     $  (0.45)      $    (0.06)    $  12.37
  2002                                12.05          0.46          0.47         (0.47)           (0.04)       12.47
  2001 (3)                            11.54          0.46          0.50         (0.44)           (0.01)       12.05
  2000 (4)                            11.31          0.48          0.23         (0.48)              --        11.54
  1999 (5)                            12.08          0.50         (0.74)        (0.51)           (0.02)       11.31
  1998 (5)                            11.87          0.52          0.21         (0.52)              --        12.08
Class C
  2003                           $    12.46      $   0.40      $  (0.04)     $  (0.41)      $    (0.06)    $  12.35
  2002                                12.05          0.41          0.48         (0.44)           (0.04)       12.46
  2001 (6)                            12.03            --          0.02            --               --        12.05
Class Y
  2003                           $    12.48      $   0.49      $  (0.05)     $  (0.48)      $    (0.06)    $  12.38
  2002                                12.06          0.48          0.48         (0.50)           (0.04)       12.48
  2001 (3)                            11.55          0.49          0.50         (0.47)           (0.01)       12.06
  2000 (4)                            11.32          0.50          0.23         (0.50)              --        11.55
  1999 (5)                            12.08          0.53         (0.74)        (0.53)           (0.02)       11.32
  1998 (5)                            11.87          0.55          0.21         (0.55)              --        12.08

NEBRASKA TAX FREE FUND
Class A
  2003                           $    10.70      $   0.41      $  (0.04)     $  (0.40)      $    (0.01)    $  10.66
  2002                                10.20          0.41          0.49         (0.40)              --        10.70
  2001 (7)                            10.00          0.24          0.20         (0.24)              --        10.20
Class C
  2003                           $    10.63      $   0.36      $  (0.04)     $  (0.36)      $    (0.01)    $  10.58
  2002                                10.14          0.36          0.50         (0.37)              --        10.63
  2001 (7)                            10.00          0.20          0.17         (0.23)              --        10.14
Class Y
  2003                           $    10.69      $   0.43      $  (0.03)     $  (0.43)      $    (0.01)    $  10.65
  2002                                10.19          0.43          0.50         (0.43)              --        10.69
  2001 (7)                            10.00          0.26          0.19         (0.26)              --        10.19

(1) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) The financial highlights for the Missouri Tax Free Fund as set forth herein include the historical financial highlights of the Firstar Missouri Tax-Exempt Bond Fund Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax Free Fund, respectively.
(3) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                                                                 RATIO OF NET
                                                                   RATIO OF        INVESTMENT
                                                NET ASSETS      EXPENSES TO            INCOME
                                    TOTAL           END OF          AVERAGE        TO AVERAGE
                               RETURN (8)     PERIOD (000)       NET ASSETS        NET ASSETS
---------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND
Class A
  2003                             3.90%      $  125,916           0.95%             4.25%
  2002                             7.23          135,607           0.95              4.22
  2001                             9.24          107,260           0.95              4.84
  2000                             4.75           93,995           0.95              5.22
  1999                            (1.31)         108,116           0.95              4.98
Class C
  2003                             3.51%      $   11,951           1.35%             3.85%
  2002                             7.10           11,703           1.35              3.80
  2001                             8.88            6,382           1.35              4.39
  2000                             4.25            2,037           1.35              4.83
  1999 (1)                        (3.03)           1,682           1.35              4.70
Class Y
  2003                             4.16%      $   47,858           0.70%             4.50%
  2002                             7.84           54,638           0.70              4.47
  2001                             9.52           49,078           0.70              5.09
  2000                             5.00           40,860           0.70              5.49
  1999                            (1.07)          17,356           0.70              5.26

MISSOURI TAX FREE FUND (2)
Class A
  2003                             3.45%      $   28,141           0.95%             3.69%
  2002                             7.99           26,496           0.95              3.81
  2001 (3)                         8.44           22,573           0.94              4.23
  2000 (4)                         6.41           19,876           0.87              4.59
  1999 (5)                        (2.09)          21,242           0.86              4.30
  1998 (5)                         6.31           23,611           0.86              4.38
Class C
  2003                             3.05%      $      279           1.35%             3.30%
  2002                             7.58               21           1.35              3.28
  2001 (6)                         0.17               --             --                --
Class Y
  2003                             3.71%      $  168,094           0.70%             3.94%
  2002                             8.25          142,344           0.70              4.06
  2001 (3)                         8.67          129,715           0.69              4.48
  2000 (4)                         6.60          126,896           0.67              4.79
  1999 (5)                        (1.81)         111,842           0.66              4.51
  1998 (5)                         6.52           94,402           0.66              4.57

NEBRASKA TAX FREE FUND
Class A
  2003                             3.57%      $    4,869           0.75%             3.87%
  2002                             9.09            4,904           0.75              3.98
  2001 (7)                         4.48            5,090           0.55              4.12
Class C
  2003                             3.10%      $    1,657           1.15%             3.46%
  2002                             8.66              982           1.15              3.57
  2001 (7)                         3.71              226           0.95              3.73
Class Y
  2003                             3.82%      $   28,120           0.50%             4.11%
  2002                             9.37           27,348           0.50              4.22
  2001 (7)                         4.51           22,443           0.30              4.36

                                    RATIO OF           RATIO OF NET
                                 EXPENSES TO             INVESTMENT
                                     AVERAGE                 INCOME
                                  NET ASSETS         TO AVERAGE NET    PORTFOLIO
                                  (EXCLUDING      ASSETS (EXCLUDING     TURNOVER
                                    WAIVERS)               WAIVERS)         RATE
--------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND
Class A
  2003                               1.06%                4.14%           23%
  2002                               1.09                 4.08            26
  2001                               1.18                 4.61            15
  2000                               1.17                 5.00            34
  1999                               1.17                 4.76            15
Class C
  2003                               1.81%                3.39%           23%
  2002                               1.84                 3.31            26
  2001                               1.58                 4.16            15
  2000                               1.77                 4.41            34
  1999 (1)                           1.87                 4.18            15
Class Y
  2003                               0.81%                4.39%           23%
  2002                               0.84                 4.33            26
  2001                               0.93                 4.86            15
  2000                               0.93                 5.26            34
  1999                               0.87                 5.09            15

MISSOURI TAX FREE FUND (2)
Class A
  2003                               1.06%                3.58%           20%
  2002                               1.06                 3.70            25
  2001 (3)                           1.00                 4.17             9
  2000 (4)                           0.98                 4.48             3
  1999 (5)                           1.07                 4.09             1
  1998 (5)                           1.06                 4.18             6
Class C
  2003                               1.81%                2.84%           20%
  2002                               1.81                 2.82            25
  2001 (6)                             --                   --             9
Class Y
  2003                               0.81%                3.83%           20%
  2002                               0.81                 3.95            25
  2001 (3)                           0.75                 4.42             9
  2000 (4)                           1.08                 4.38             3
  1999 (5)                           1.07                 4.10             1
  1998 (5)                           1.06                 4.17             6

NEBRASKA TAX FREE FUND
Class A
  2003                               1.07%                3.55%           15%
  2002                               1.29                 3.44            35
  2001 (7)                           1.38                 3.29            30
Class C
  2003                               1.82%                2.79%           15%
  2002                               2.04                 2.68            35
  2001 (7)                           1.75                 2.93            30
Class Y
  2003                               0.82%                3.79%           15%
  2002                               1.04                 3.68            35
  2001 (7)                           1.13                 3.53            30

(4) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) For the fiscal year ended November 30.
(6) CLass of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                    REALIZED AND
                                         NET ASSET                    UNREALIZED       DIVIDENDS                       NET ASSET
                                             VALUE            NET          GAINS        FROM NET    DISTRIBUTIONS          VALUE
                                         BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT         FROM NET         END OF
                                         OF PERIOD         INCOME    INVESTMENTS          INCOME   REALIZED GAINS         PERIOD
--------------------------------------------------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2003                                $      10.58   $       0.36   $      (0.03)   $      (0.37)    $         --   $      10.54
  2002 (1)                                   10.00           0.15           0.59           (0.16)              --          10.58
Class C
  2003                                $      10.57   $       0.32   $      (0.12)   $      (0.33)    $         --   $      10.44
  2002 (1)                                   10.00           0.13           0.58           (0.14)              --          10.57
Class Y
  2003                                $      10.57   $       0.39   $      (0.02)   $      (0.39)    $         --   $      10.55
  2002 (1)                                   10.00           0.16           0.58           (0.17)              --          10.57

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2003                                $      10.49   $       0.37   $      (0.03)   $      (0.38)    $      (0.02)  $      10.43
  2002                                       10.18           0.40           0.31           (0.40)              --          10.49
  2001                                        9.74           0.43           0.44           (0.43)              --          10.18
  2000                                        9.72           0.43           0.02           (0.43)              --           9.74
  1999 (2)                                   10.23           0.29          (0.51)          (0.29)              --           9.72
Class Y
  2003                                $      10.49   $       0.40   $      (0.05)   $      (0.39)    $      (0.02)  $      10.43
  2002                                       10.18           0.42           0.31           (0.42)              --          10.49
  2001                                        9.74           0.43           0.44           (0.43)              --          10.18
  2000                                        9.72           0.43           0.02           (0.43)              --           9.74
  1999                                       10.24           0.43          (0.49)          (0.43)           (0.03)          9.72

SHORT TAX FREE FUND (3)
Class A
  2003                                $      10.00   $       0.26   $       0.19    $      (0.27)    $         --   $      10.18
Class Y
  2003                                $      10.00   $       0.28   $       0.18    $      (0.28)    $         --   $      10.18

TAX FREE FUND (4)
Class A
  2003                                $      11.44   $       0.47   $      (0.03)   $      (0.47)    $      (0.13)  $      11.28
  2002                                       10.99           0.47           0.44           (0.46)              --          11.44
  2001 (5)                                   10.53           0.42           0.43           (0.39)              --          10.99
  2000 (6)                                   10.20           0.40           0.34           (0.41)              --          10.53
  1999 (7)                                   11.06           0.44          (0.75)          (0.44)           (0.11)         10.20
  1998 (7)                                   11.11           0.48           0.33           (0.48)           (0.38)         11.06
Class C
  2003                                $      11.40   $       0.42   $      (0.02)   $      (0.43)    $      (0.13)  $      11.24
  2002                                       10.96           0.42           0.45           (0.43)              --          11.40
  2001 (8)                                   10.93           0.01           0.02              --               --          10.96
Class Y
  2003                                $      11.45   $       0.50   $      (0.03)   $      (0.50)    $      (0.13)  $      11.29
  2002                                       11.00           0.49           0.45           (0.49)              --          11.45
  2001 (5)                                   10.53           0.44           0.45           (0.42)              --          11.00
  2000 (6)                                   10.21           0.42           0.33           (0.43)              --          10.53
  1999 (7)                                   11.10           0.47          (0.78)          (0.47)           (0.11)         10.21
  1998 (7)                                   11.15           0.50           0.33           (0.50)           (0.38)         11.10

(1) Commenced operations on April 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) The financial highlights for the Tax Free Fund as set forth herein include the historical financial highlights of the Firstar National Municipal Bond Fund Class A shares and Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001.
    In connection with such acquisition, Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and ClassY shares of Tax Free Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund. Firstar National Municipal Bond Fund is the accounting survivor.

The accompanying notes are an integral part of the financial statements.

                                                                                                RATIO OF NET
                                                                                 RATIO OF         INVESTMENT
                                                             NET ASSETS       EXPENSES TO             INCOME
                                              TOTAL              END OF           AVERAGE         TO AVERAGE
                                         RETURN (9)        PERIOD (000)        NET ASSETS         NET ASSETS
------------------------------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2003                                         3.22%    $           849              0.75%              3.52%
  2002 (1)                                     7.42                 453              0.75               3.25
Class C
  2003                                         1.95%    $           215              1.15%              3.08%
  2002 (1)                                     7.13                   1              1.15               3.01
Class Y
  2003                                         3.65%    $        39,465              0.50%              3.78%
  2002 (1)                                     7.41              38,083              0.50               3.74

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2003                                         3.31%    $         8,189              0.85%              3.67%
  2002                                         7.23               7,030              0.85               3.95
  2001                                         9.08               5,477              0.70               4.27
  2000                                         4.79               3,303              0.70               4.47
  1999 (2)                                    (2.22)              2,005              0.70               4.37
Class Y
  2003                                         3.46%    $       146,244              0.70%              3.82%
  2002                                         7.39             151,928              0.70               4.10
  2001                                         9.08             153,951              0.70               4.28
  2000                                         4.78             160,124              0.70               4.47
  1999                                        (0.66)            178,411              0.70               4.30

SHORT TAX FREE FUND (3)
Class A
  2003                                         4.54%    $         6,448              0.75%              2.67%
Class Y
  2003                                         4.66%    $       396,918              0.60%              3.00%

TAX FREE FUND (4)
Class A
  2003                                         4.06%    $        42,942              0.95%              4.21%
  2002                                         8.56              43,708              0.95               4.20
  2001 (5)                                     8.22              48,769              1.16               4.27
  2000 (6)                                     7.43               1,526              0.98               4.34
  1999 (7)                                    (2.87)              1,582              0.96               4.14
  1998 (7)                                     7.56               1,162              0.85               4.18
Class C
  2003                                         3.67%    $         4,880              1.35%              3.81%
  2002                                         8.14               6,199              1.35               3.82
  2001 (8)                                     0.27               4,494              1.04               5.61
Class Y
  2003                                         4.31%    $       460,634              0.70%              4.46%
  2002                                         8.84             497,140              0.70               4.47
  2001 (5)                                     8.59             501,361              0.73               4.32
  2000 (6)                                     7.63             253,803              0.78               4.54
  1999 (7)                                    (2.97)            326,840              0.76               4.33
  1998 (7)                                     7.76             384,518              0.56               4.52

                                           RATIO OF        RATIO OF NET
                                        EXPENSES TO          INVESTMENT
                                            AVERAGE              INCOME
                                         NET ASSETS      TO AVERAGE NET         PORTFOLIO
                                         (EXCLUDING   ASSETS (EXCLUDING          TURNOVER
                                           WAIVERS)            WAIVERS)              RATE
-----------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2003                                         1.09%              3.18%                22%
  2002 (1)                                     1.23               2.77                  3
Class C
  2003                                         1.84%              2.39%                22%
  2002 (1)                                     1.98               2.18                  3
Class Y
  2003                                         0.84%              3.44%                22%
  2002 (1)                                     0.98               3.26                  3

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2003                                         1.05%              3.47%                17%
  2002                                         1.05               3.75                 18
  2001                                         1.13               3.84                 20
  2000                                         1.13               4.04                 18
  1999 (2)                                     1.12               3.95                 13
Class Y
  2003                                         0.80%              3.72%                17%
  2002                                         0.80               4.00                 18
  2001                                         0.89               4.09                 20
  2000                                         0.88               4.29                 18
  1999                                         0.87               4.13                 13

SHORT TAX FREE FUND (3)
Class A
  2003                                         1.05%              2.37%                54%
Class Y
  2003                                         0.80%              2.80%                54%

TAX FREE FUND (4)
Class A
  2003                                         1.05%              4.11%                23%
  2002                                         1.02               4.13                 39
  2001 (5)                                     1.18               4.25                  3
  2000 (6)                                     1.09               4.23                  4
  1999 (7)                                     1.16               3.94                 --
  1998 (7)                                     1.16               3.87                 18
Class C
  2003                                         1.80%              3.36%                23%
  2002                                         1.77               3.40                 39
  2001 (8)                                     1.04               5.61                  3
Class Y
  2003                                         0.80%              4.36%                23%
  2002                                         0.77               4.40                 39
  2001 (5)                                     0.74               4.31                  3
  2000 (6)                                     1.19               4.13                  4
  1999 (7)                                     1.16               3.93                 --
  1998 (7)                                     1.16               3.92                 18

(5) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from November 30 to October 31.
(7) For the fiscal year ended November 30.
(8) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO Financial STATEMENTS  September 30, 2003

1 >  ORGANIZATION

     The First American Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

     Each of these Funds offers Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a front-end sales charge of 2.25%. Class C shares are sold with a front-end sales charge of 1.00% and are subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

     The Funds' prospectuses provide a description of each Fund's investment objective, policies and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATIONS - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of September 30, 2003, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Each Fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the Fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to redemptions in-kind and income related to advisor reimbursements. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

     On the Statements of Assets and Liabilities, the following reclassifications were made (000):

                                          ACCUMULATED      UNDISTRIBUTED
                                         NET REALIZED     NET INVESTMENT          PORTFOLIO
     FUND                                 GAIN (LOSS)             INCOME            CAPITAL
     --------------------------------------------------------------------------------------
     California Tax Free Fund             $         1    $            (1)       $        --
     Missouri Tax Free Fund                      (102)                --                102
     Tax Free Fund                                (53)                53                 --

     The character of distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The character of the distributions paid during the fiscal years ended September 30, 2003 and 2002, was as follows
     (000):

                                                                                 2003
     ------------------------------------------------------------------------------------------------------------------
                                                          TAX EXEMPT         ORDINARY         LONG TERM
     FUND                                                     INCOME           INCOME              GAIN           TOTAL
     ------------------------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                                $    1,078         $     29         $      42       $   1,149
     California Intermediate Tax Free Fund                     1,963               11                94           2,068
     California Tax Free Fund                                  1,164               85                76           1,325
     Colorado Intermediate Tax Free Fund                       2,877               19                --           2,896
     Colorado Tax Free Fund                                    1,237               10                --           1,247
     Intermediate Tax Free Fund                               28,635                9                --          28,644
     Minnesota Intermediate Tax Free Fund                     11,012               63               411          11,486
     Minnesota Tax Free Fund                                   7,778              348               125           8,251
     Missouri Tax Free Fund                                    7,534               83               781           8,398
     Nebraska Tax Free Fund                                    1,361               --                25           1,386
     Ohio Tax Free Fund                                        1,486               --                --           1,486
     Oregon Intermediate Tax Free Fund                         5,872               32               219           6,123
     Short Tax Free Fund                                      10,115               --                --          10,115
     Tax Free Fund                                            23,221               43             5,996          29,260

                                                                                 2002
     ------------------------------------------------------------------------------------------------------------------
                                              TAX EXEMPT    ORDINARY        LONG TERM         RETURN OF
     FUND                                         INCOME      INCOME             GAIN           CAPITAL           TOTAL
     ------------------------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                    $      952    $     42            $   1          $     --      $      995
     California Intermediate Tax Free Fund         1,966          10                                 --           1,976
     California Tax Free Fund                      1,155          99               21                --           1,275
     Colorado Intermediate Tax Free Fund           2,462         122               --                --           2,584
     Colorado Tax Free Fund                        1,220          32                7                --           1,259
     Intermediate Tax Free Fund                   20,000          74               --             1,162          21,236
     Minnesota Intermediate Tax Free Fund         10,749         421               --                --          11,170
     Minnesota Tax Free Fund                       7,945          36              226                --           8,207
     Missouri Tax Free Fund                        6,741          23              546                --           7,310
     Nebraska Tax Free Fund                        1,240          --               --                --           1,240
     Ohio Tax Free Fund                              531          17               --                 5             553
     Oregon Intermediate Tax Free Fund             6,451          --               --                --           6,451
     Tax Free Fund                                24,041          56               --                --          24,097

     As of September 30, 2003, the components of accumulated earnings on a tax basis were (000):

                                                                                           ACCUMULATED
                                            UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED    CAPITAL AND                        TOTAL
                                                 ORDINARY     TAX EXEMPT      LONG TERM   POST-OCTOBER     UNREALIZED   ACCUMULATED
     FUND                                          INCOME         INCOME  CAPITAL GAINS         LOSSES   APPRECIATION      EARNINGS
     ------------------------------------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                   $         37   $         33   $         62   $         --   $      1,721  $      1,853
     California Intermediate Tax Free Fund             78             36             74             --          3,700         3,888
     California Tax Free Fund                          --             33            186             --          2,004         2,223
     Colorado Intermediate Tax Free Fund               --             63             --           (463)         5,317         4,917
     Colorado Tax Free Fund                             1             74            186             --          2,523         2,784
     Intermediate Tax Free Fund                        --            587            152             --         58,861        59,600
     Minnesota Intermediate Tax Free Fund              29            124            463             --         17,673        18,289
     Minnesota Tax Free Fund                           75            474          1,274             --         10,283        12,106
     Missouri Tax Free Fund                            --             84            494             --         12,180        12,758
     Nebraska Tax Free Fund                            29             40             94             --          1,794         1,957
     Ohio Tax Free Fund                               183              2            186             --          1,519         1,890
     Oregon Intermediate Tax Free Fund                 81             67          1,027             --          9,782        10,957
     Short Tax Free Fund                              173             48          2,259             --         13,087        15,567
     Tax Free Fund                                    127            408          4,757             --         34,775        40,067

     As of September 30, 2003, the following Funds have capital loss carryforwards (000):

     FUND                                    AMOUNT   EXPIRATION DATE
     ----------------------------------------------------------------
     Colorado Intermediate Tax Free Fund      $ 463         2008-2009
     ----------------------------------------------------------------

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At September 30, 2003, the following Funds had outstanding when-issued commitments (000):

     FUND                                     COST    SEGREGATED ASSETS
     ------------------------------------------------------------------
     Arizona Tax Free Fund                $    745         $        886
     Intermediate Tax Free Fund              1,596               16,877
     Missouri Tax Free Fund                    542               10,512
     Nebraska Tax Free Fund                  1,011                2,900
     ------------------------------------------------------------------

     INVERSE FLOATERS - As part of their investment strategy, the Funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the net asset value of the Funds' shares may be more volatile than if the Funds did not invest in such securities. At September 30, 2003, the Tax Free Fund had investments in inverse floaters with a value of $3,313,680, which represents 0.7% of the Fund's net assets.

     INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2003.

     DEFERRED COMPENSATION PLAN - Under a Deferred Compensation Plan (the Plan), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for each Fund is equal to an annual rate of 0.50% of the average daily net assets of the Fund. USBAM voluntarily waived fees during the most recently completed fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, these reimbursements are recorded as investment income.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators"), serve as the co-administrators pursuant to a co-administration agreement between the Administrators and FAIF. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds, along with all other open-end mutual funds in the First American Family of Funds, pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Each Fund also pays additional per account fees for transfer agent services. For the fiscal year ended September 30, 2003, administration fees paid to USBAM and USBFS for the Funds included in this annual report were as follows (000):

     FUND                                                AMOUNT
     ----------------------------------------------------------
     Arizona Tax Free Fund                             $     73
     California Intermediate Tax Free Fund                  134
     California Tax Free Fund                                74
     Colorado Intermediate Tax Free Fund                    194
     Colorado Tax Free Fund                                  81
     Intermediate Tax Free Fund                           1,952
     Minnesota Intermediate Tax Free Fund                   726
     Minnesota Tax Free Fund                                521
     Missouri Tax Free Fund                                 528
     Nebraska Tax Free Fund                                  92
     Ohio Tax Free Fund                                     107
     Oregon Intermediate Tax Free Fund                      419
     Short Tax Free Fund                                    921
     Tax Free Fund                                        1,419

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to distribution agreements with FAIF. Under the respective distribution agreements, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 1.00% of each Fund's average daily net assets of the Class A shares and Class C shares, respectively. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities. The distributor is currently limiting its fee to 0.15% of average daily net assets for Class A shares in the California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. For Class C shares, the distributor is currently limiting fees to 0.65% of average daily net assets for Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund. No distribution or shareholder servicing fees are paid by Class Y shares.

     For the fiscal year ended September 30, 2003, total distribution and shareholder servicing fees waived by the distributor for the Funds included in this annual report were as follows (000):

     FUND                                                AMOUNT
     ----------------------------------------------------------
     Arizona Tax Free Fund                               $    9
     California Intermediate Tax Free Fund                    4
     California Tax Free Fund                                 4
     Colorado Intermediate Tax Free Fund                     23
     Colorado Tax Free Fund                                  15
     Intermediate Tax Free Fund                              32
     Minnesota Intermediate Tax Free Fund                    26
     Minnesota Tax Free Fund                                 43
     Missouri Tax Free Fund                                   1
     Nebraska Tax Free Fund                                   4
     Ohio Tax Free Fund                                      --
     Oregon Intermediate Tax Free Fund                        8
     Short Tax Free Fund                                      2
     Tax Free Fund                                           21

     Under the distribution agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the fiscal year ended September 30, 2003 (000):

     FUND                                                AMOUNT
     ----------------------------------------------------------
     Arizona Tax Free Fund                                $  39
     California Intermediate Tax Free Fund                    6
     California Tax Free Fund                                33
     Colorado Intermediate Tax Free Fund                     29
     Colorado Tax Free Fund                                  53
     Intermediate Tax Free Fund                              38
     Minnesota Intermediate Tax Free Fund                    34
     Minnesota Tax Free Fund                                308
     Missouri Tax Free Fund                                  60
     Nebraska Tax Free Fund                                  13
     Ohio Tax Free Fund                                       2
     Oregon Intermediate Tax Free Fund                       10
     Short Tax Free Fund                                      3
     Tax Free Fund                                          112

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the fiscal year ended September 30, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first eighteen months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the fiscal year ended September 30, 2003, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows
     (000):

     FUND                                                AMOUNT
     ----------------------------------------------------------
     Arizona Tax Free Fund                               $   11
     California Intermediate Tax Free Fund                   31
     California Tax Free Fund                                31
     Colorado Intermediate Tax Free Fund                    250
     Colorado Tax Free Fund                                  35
     Intermediate Tax Free Fund                             105
     Minnesota Intermediate Tax Free Fund                   156
     Minnesota Tax Free Fund                                155
     Missouri Tax Free Fund                                 134
     Nebraska Tax Free Fund                                   9
     Ohio Tax Free Fund                                      16
     Oregon Intermediate Tax Free Fund                       39
     Short Tax Free Fund                                     50
     Tax Free Fund                                           61

4 >  CAPITAL SHARE TRANSACTIONS

     FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                          ARIZONA          CALIFORNIA                                 COLORADO
                                                         TAX FREE        INTERMEDIATE           CALIFORNIA        INTERMEDIATE
                                                             FUND       TAX FREE FUND        TAX FREE FUND       TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------------
                                                10/1/02   10/1/01   10/1/02   10/1/01   10/1/02    10/1/01   10/1/02   10/1/01
                                                     TO        TO        TO        TO        TO         TO        TO        TO
                                                9/30/03   9/30/02   9/30/03   9/30/02   9/30/03    9/30/02   9/30/03   9/30/02
------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                     459       279       133       162       124        149     1,771     1,023
  Shares issued in lieu of cash distributions        49        46        14        12        43         63        62        31
  Shares redeemed                                  (543)     (508)     (197)      (49)     (303)      (722)   (1,168)     (454)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                          (35)     (183)      (50)      125      (136)      (510)      665       600
==============================================================================================================================
Class C:
  Shares issued                                      34       111        --        --        13        105        --        --
  Shares issued in lieu of cash distributions         8        10        --        --         4          3        --        --
  Shares redeemed                                  (133)      (48)       --        --       (17)       (70)       --        --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                          (91)       73        --        --        --         38        --        --
==============================================================================================================================
Class Y:
  Shares issued                                     293       470       428       561       660        492       985     1,194
  Shares issued in lieu of cash distributions         3         1         4         1         5          1         1        --
  Shares redeemed                                  (414)      (67)     (429)     (566)     (347)       (76)   (1,016)   (1,284)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                         (118)      404         3        (4)      318        417       (30)      (90)
==============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES          (244)      294       (47)      121       182        (55)      635       510
==============================================================================================================================

                                                COLORADO                           MINNESOTA
                                                TAX FREE      INTERMEDIATE      INTERMEDIATE        MINNESOTA          MISSOURI
                                                    FUND     TAX FREE FUND     TAX FREE FUND    TAX FREE FUND     TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                        10/1/02  10/1/01  10/1/02  10/1/01   10/1/02 10/1/01  10/1/02 10/1/01  10/1/02  10/1/01
                                             TO       TO       TO       TO        TO      TO       TO      TO       TO       TO
                                        9/30/03  9/30/02  9/30/03  9/30/02   9/30/03 9/30/02  9/30/03 9/30/02  9/30/03  9/30/02
-------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                              97      227    1,388    1,106     1,958     801    1,549   3,715      486      349
  Shares issued in lieu of cash
    distributions                            55       70       83       69        75      38      457     469       54       49
  Shares redeemed                          (642)    (464)  (1,077)    (662)     (956)   (159)  (2,807) (1,977)    (389)    (147)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                 (490)    (167)     394      513     1,077     680     (801)  2,207      151      251
===============================================================================================================================
Class C:
  Shares issued                             120      182       --       --        --      --      279     514       20        2
  Shares issued in lieu of cash
    distributions                            13        8       --       --        --      --       40      32       --       --
  Shares redeemed                           (80)     (25)      --       --        --      --     (292)    (94)      --       --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                   53      165       --       --        --      --       27     452       20        2
===============================================================================================================================
Class Y:
  Shares issued                             146      751   11,900   10,625     3,848   2,730      470   1,205    1,571    2,815
  Shares issued in lieu of cash
    distributions                             2        1      164      167        32      27       24      27       30       19
  Shares redeemed                          (119)    (133) (12,662)  (9,800)   (4,937) (3,891)  (1,071)   (873)  (2,122)  (2,187)
  Shares issued in connection
    with acquisitioin of Common
    Trust Fund net assets                    --       --   19,435       --        --      --       --      --    2,697       --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                   29      619   18,837      992    (1,057) (1,134)    (577)    359    2,176      647
===============================================================================================================================
NET INCREASE (DECREASE) IN
  CAPITAL SHARES                           (408)     617   19,231    1,505        20    (454)  (1,351)  3,018    2,347      900
===============================================================================================================================

                                                                                    OREGON
                                          NEBRASKA                 OHIO       INTERMEDIATE         SHORT
                                     TAX FREE FUND        TAX FREE FUND      TAX FREE FUND  TAX FREE FUND     TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------
                                  10/1/02  10/1/01  10/1/02  4/30/02(1)   10/1/02  10/1/01    10/25/02(1)  10/1/02  10/1/01
                                       TO       TO       TO          TO        TO       TO             TO       TO       TO
                                  9/30/03  9/30/02  9/30/03     9/30/02   9/30/03  9/30/02        9/30/03  9/30/03  9/30/02
---------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                        94       72       43          43       365      466          1,072      885      697
  Shares issued in lieu of
    cash distributions                 11       13        1          --        18       14              5      184      151
  Shares redeemed                    (107)    (125)      (6)         --      (268)    (348)          (444)  (1,083)  (1,465)
---------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS             (2)     (40)      38          43       115      132            633      (14)    (617)
===========================================================================================================================
Class C:
  Shares issued                        75       69       20          --        --       --             --       40      133
  Shares issued in lieu of
    cash distributions                  4        2       --          --        --       --             --       26       19
  Shares redeemed                     (14)      (2)      --          --        --       --             --     (176)     (18)
---------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS             65       69       20          --        --       --                    (110)     134
===========================================================================================================================
Class Y:
  Shares issued                       420      678      680       4,073     1,712    1,243         51,494    4,962    7,040
  Shares issued in lieu of
    cash distributions                  5        3       19           7        31       29             18      141       83
  Shares redeemed                    (343)    (326)    (560)       (478)   (2,207)  (1,914)       (12,525)  (7,734)  (9,277)
---------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS             82      355      139       3,602      (464)    (642)        38,987   (2,631)  (2,154)
===========================================================================================================================
NET INCREASE (DECREASE) IN
  CAPITAL SHARES                      145      384      197       3,645      (349)    (510)        39,620   (2,755)  (2,637)
===========================================================================================================================

(1) Commencement of operations.

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the fiscal year ended September 30, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

     FUND                                   PURCHASES       SALES
     ------------------------------------------------------------
     Arizona Tax Free Fund                  $   9,512   $  11,548
     California Intermediate Tax Free Fund      8,230       8,382
     California Tax Free Fund                   6,955       5,383
     Colorado Intermediate Tax Free Fund       16,583       9,112
     Colorado Tax Free Fund                     4,193       8,828
     Intermediate Tax Free Fund               120,584     103,096
     Minnesota Intermediate Tax Free Fund      39,844      40,592
     Minnesota Tax Free Fund                   42,508      60,713
     Missouri Tax Free Fund                    40,497      37,937
     Nebraska Tax Free Fund                     6,363       5,164
     Ohio Tax Free Fund                        10,513       8,328
     Oregon Intermediate Tax Free Fund         25,703      31,318
     Short Tax Free Fund                      278,839     187,579
     Tax Free Fund                            118,263     146,023

     The aggregate gross unrealized appreciation and depreciation for securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2003, were as follows (000):

                                                                                                        FEDERAL
                                                     AGGREGATE      AGGREGATE                            INCOME
                                                         GROSS          GROSS                               TAX
     FUND                                         APPRECIATION   DEPRECIATION              NET             COST
     ----------------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                           $   1,723         $   (2)       $   1,721       $   20,579
     California Intermediate Tax Free Fund               3,703             (3)           3,700           45,072
     California Tax Free Fund                            2,005             (1)           2,004           25,155
     Colorado Intermediate Tax Free Fund                 5,329            (12)           5,317           63,895
     Colorado Tax Free Fund                              2,535            (12)           2,523           24,606
     Intermediate Tax Free Fund                         59,423           (562)          58,861          668,430
     Minnesota Intermediate Tax Free Fund               17,978           (305)          17,673          249,753
     Minnesota Tax Free Fund                            10,447           (164)          10,283          164,750
     Missouri Tax Free Fund                             12,207            (27)          12,180          182,488
     Nebraska Tax Free Fund                              1,802             (8)           1,794           33,410
     Ohio Tax Free Fund                                  1,530            (11)           1,519           38,412
     Oregon Intermediate Tax Free Fund                  10,252           (470)           9,782          142,190
     Short Tax Free Fund                                13,094             (7)          13,087          383,718
     Tax Free Fund                                      35,603           (828)          34,775          456,309

6 >  PAYMENTS MADE BY AFFILIATES

     In October 2002, an ineligible security was purchased in the Tax Free Fund. A loss occurred as a result of bringing the Tax Free Fund back into compliance. USBAM fully reimbursed the Tax Free Fund for the loss on this transaction. The amount of the loss and resulting reimbursement was $52,643 or $0.001 per share based upon the shares outstanding as of September 30, 2003, and had no impact on total return. In January 2003, an ineligible security was purchased in the Missouri Tax Free Fund. No loss was incurred as a result of bringing the Missouri Tax Free Fund back into compliance, however USBAM reimbursed Missouri Tax Free Fund for the amount of the commission. The amount of the reimbursement was $750 or $0.000 per share based upon the shares outstanding as of September 30, 2003, and had no impact on total return.

7 >  CONCENTRATION OF CREDIT RISK

     The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each Fund.

     The rating of long-term securities as a percentage of the total value of investments at September 30, 2003, is as follows:

     STANDARD &                 CALIFORNIA                        COLORADO
     POOR'S/        ARIZONA   INTERMEDIATE      CALIFORNIA    INTERMEDIATE
     MOODY'S       TAX FREE       TAX FREE        TAX FREE        TAX FREE
     RATINGS:          FUND           FUND            FUND            FUND
     ---------------------------------------------------------------------
     AAA/Aaa             64%            55%             56%             60%
     AA/Aa               16              8              16              17
     A/A                  5             11               6               6
     BBB/Baa              9             23              19               9
     NR                   6              3               3               8
                  --------------------------------------------------------
                        100%           100%            100%            100%

     STANDARD &                                  MINNESOTA
     POOR'S/       COLORADO   INTERMEDIATE    INTERMEDIATE     MINNESOTA      MISSOURI
     MOODY'S       TAX FREE       TAX FREE        TAX FREE      TAX FREE      TAX FREE
     RATINGS:          FUND           FUND            FUND          FUND          FUND
     ---------------------------------------------------------------------------------
     AAA/Aaa             63%            62%             59%           44%           52%
     AA/Aa               14             15              23            19            45
     A/A                  8             10               7            14             1
     BBB/Baa             12             10               4             7             1
     NR                   3              3               7            16             1
                  --------------------------------------------------------------------
                        100%           100%            100%          100%          100%

     STANDARD &                                   OREGON
     POOR'S/       NEBRASKA         OHIO    INTERMEDIATE         SHORT
     MOODY'S       TAX FREE     TAX FREE        TAX FREE      TAX FREE      TAX FREE
     RATINGS:          FUND         FUND            FUND          FUND          FUND
     -------------------------------------------------------------------------------
     AAA/Aaa             46%          61%             58%           45%           51%
     AA/Aa               41           34              34            22            10
     A/A                  4            5               3            14            15
     BBB/Baa             --           --               3             8            14
     NR                   9           --               2            11            10
                  ------------------------------------------------------------------
                        100%         100%            100%          100%          100%
     -------------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

8 >  COMMON TRUST FUND CONVERSIONS

     On October 25, 2002, the Intermediate Tax Free Fund acquired substantially all of the assets of the Total Return Tax Exempt Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Intermediate Tax Free Fund. On November 22, 2002, the Missouri Tax Free Fund acquired substantially all of the assets of the Common Fund M (Joplin) Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Missouri Tax Free Fund. In addition, the First American Short Tax Free Fund shell portfolio acquired substantially all of the assets of the Intermediate Tax Exempt Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y of the Short Tax Free Fund. The following table illustrates the specifics of the common trust fund conversions of certain Funds included in this annual report (000):

                                                         ACQUIRED     SHARES ISSUED TO
                                                        FUNDS NET      SHAREHOLDERS OF   ACQUIRING FUND      COMBINED    TAX STATUS
ACQUIRED FUND                  ACQUIRING FUND              ASSETS        ACQUIRED FUND       NET ASSETS    NET ASSETS   OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Tax Exempt Bond   Intermediate Tax Free    $ 213,002(2)            19,435       $  516,336    $  729,338   Non-taxable
  Common Trust Fund            Fund - Class Y

Common Fund M (Joplin)         Missouri Tax Free Fund   $  32,466(3)             2,697       $  164,002    $  196,468   Non-taxable
  Common Trust Fund            - Class Y

Intermediate Tax Exempt Bond   Short Tax Free Fund      $ 314,140               31,414       $       --    $  314,140   Non-taxable
  Common Trust Fund            - Class Y (1)

(1) Shell portfolio.
(2) Includes unrealized appreciation of $18,817.
(3) Includes unrealized appreciation of $1,187.

NOTICE TO Shareholders  September 30, 2003, unaudited

     TAX NOTICE - THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2004 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Shareholders:

     For the fiscal year ended September 30, 2003, each Fund has designated long term capital gains, ordinary income, and tax exempt income with regard to distributions paid during the year as follows:

                                                      LONG TERM                   ORDINARY
                                                  CAPITAL GAINS                     INCOME      RETURN            TOTAL
                                                  DISTRIBUTIONS  TAX EXEMPT  DISTRIBUTIONS          OF    DISTRIBUTIONS
            FUND                                    (TAX BASIS)    INTEREST    (TAX BASIS)     CAPITAL      (TAX BASIS)
            -----------------------------------------------------------------------------------------------------------
            Arizona Tax Free Fund                             4%         94%             2%          0%             100%
            California Intermediate Tax Free Fund             5          95              0           0              100
            California Tax Free Fund                          6          88              6           0              100
            Colorado Intermediate Tax Free Fund               0          99              1           0              100
            Colorado Tax Free Fund                            0          99              1           0              100
            Intermediate Tax Free Fund                        0         100              0           0              100
            Minnesota Intermediate Tax Free Fund              4          96              0           0              100
            Minnesota Tax Free Fund                           2          94              4           0              100
            Missouri Tax Free Fund                            9          90              1           0              100
            Nebraska Tax Free Fund                            2          98              0           0              100
            Ohio Tax Free Fund                                0         100              0           0              100
            Oregon Intermediate Tax Free Fund                 4          96              0           0              100
            Short Tax Free Fund                               0         100              0           0              100
            Tax Free Fund                                    21          79              0           0              100

     HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES - A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and
     (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

DIRECTORS AND OFFICERS OF THE FUNDS

Independent Directors

                                                                                                                        OTHER
                        POSITION(S)       TERM OF OFFICE                                   NUMBER OF PORTFOLIOS     DIRECTORSHIPS
NAME, ADDRESS, AND         HELD            AND LENGTH OF         PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX          HELD BY
YEAR OF BIRTH            WITH FUND          TIME SERVED            DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR       DIRECTOR +
----------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III,  Director    Term expiring earlier of   Senior Financial Advisor,   First American Funds   None
800 Nicollet Mall,                  death, resignation,        Bemis Company, Inc. since   Complex: twelve
Minneapolis, MN 55402               removal,                   2002; Senior Vice           registered investment
(1939)                              disqualification, or       President, Chief            companies, including
                                    successor duly elected     Financial Officer and       sixty one portfolios
                                    and qualified. Director    Treasurer, Bemis, through
                                    of FAIF, since September   2002
                                    2003

Mickey P. Foret,        Director    Term expiring earlier of   Consultant to Northwest     First American Funds   ADC
800 Nicollet Mall,                  death, resignation,        Airlines, Inc. since        Complex: twelve        Telecommuni-
Minneapolis, MN 55402               removal,                   2002; Executive Vice        registered investment  cations, Inc.,
(1946)                              disqualification, or       President and Chief         companies, including   URS Corporation,
                                    successor duly elected     Financial Officer,          sixty one portfolios   Champion
                                    and qualified. Director    Northwest Airlines,                                Airlines, Inc.
                                    of FAIF since September    through 2002
                                    2003

Roger A. Gibson,        Director    Term expiring earlier of   Vice President, Cargo -     First American Funds   None
800 Nicollet Mall,                  death, resignation,        United Airlines, since      Complex: twelve
Minneapolis, MN 55402               removal,                   July 2001; Vice             registered investment
(1946)                              disqualification, or       President, North America    companies, including
                                    successor duly elected     - Mountain Region, United   sixty one portfolios
                                    and qualified. Director    Airlines, prior to July
                                    of FAIF since October      2001
                                    1997

Victoria J. Herget,     Director    Term expiring earlier of   Investment consultant and   First American Funds   None
800 Nicollet Mall,                  death, resignation,        non-profit board member     Complex: twelve
Minneapolis, MN 55402               removal,                   since 2001; Managing        registered investment
(1952)                              disqualification, or       Director of Zurich          companies, including
                                    successor duly elected     Scudder Investments         sixty one portfolios
                                    and qualified. Director    through 2001
                                    of FAIF since September
                                    2003

Leonard W. Kedrowski,   Director    Term expiring earlier of   Owner, Executive and        First American Funds   None
800 Nicollet Mall,                  death, resignation,        Management Consulting,      Complex: twelve
Minneapolis, MN 55402               removal,                   Inc., a management          registered investment
(1941)                              disqualification, or       consulting firm; former     companies, including
                                    successor duly elected     Chief Executive Officer,    sixty one portfolios
                                    and qualified. Director    Creative Promotions
                                    of FAIF since November     International, LLC, a
                                    1993                       promotional award
                                                               programs and products
                                                               company, through October
                                                               2003; Board member, GC
                                                               McGuiggan Corporation
                                                               (dba Smyth Companies), a
                                                               label printer; Advisory
                                                               Board member, Designer
                                                               Doors, manufacturer of
                                                               designer doors, through
                                                               2002; acted as CEO of
                                                               Graphics Unlimited
                                                               Director through 1998

Richard K. Riederer,    Director    Term expiring earlier of   Retired; Director,          First American Funds   None
800 Nicollet Mall,                  death, resignation,        President and Chief         Complex: twelve
Minneapolis, MN 55402               removal,                   Executive Officer,          registered investment
(1944)                              disqualification, or       Weirton Steel through       companies, including
                                    successor duly elected     2001                        sixty one portfolios
                                    and qualified. Director
                                    of FAIF since August 2001

                                                                                                                       OTHER
                        POSITION(S)       TERM OF OFFICE                                   NUMBER OF PORTFOLIOS    DIRECTORSHIPS
NAME, ADDRESS, AND         HELD            AND LENGTH OF         PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX         HELD BY
YEAR OF BIRTH            WITH FUND          TIME SERVED            DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR      DIRECTOR +
----------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,      Director    Term expiring earlier of   Owner and President,        First American Funds   None
800 Nicollet Mall,                  death, resignation,        Excensus TM LLC, a          Complex: twelve
Minneapolis,                        removal,                   consulting firm, since      registered investment
MN 55402 (1940)                     disqualification, or       2001; Owner and             companies, including
                                    successor duly elected     President, Strauss          sixty one portfolios
                                    and qualified. Director    Management Company, a
                                    of FAIF since April 1991   Minnesota holding company
                                                               for various
                                                               organizational management
                                                               business ventures; Owner,
                                                               Chairman and Chief
                                                               Executive Officer,
                                                               Community Resource
                                                               Partnerships, Inc., a
                                                               strategic planning,
                                                               operations management,
                                                               government relations,
                                                               transportation planning
                                                               and public relations
                                                               organization; attorney at
                                                               law

Virginia L. Stringer,   Chair;      Chair Term three years.    Owner and President,        First American Funds   None
800 Nicollet Mall,      Director    Directors Term expiring    Strategic Management        Complex: twelve
Minneapolis,                        earlier of death,          Resources, Inc., a          registered investment
MN 55402 (1944)                     resignation, removal,      management consulting       companies, including
                                    disqualification, or       firm; Executive             sixty one portfolios
                                    successor duly elected     Consultant for State Farm
                                    and qualified. Chair of    Insurance Company
                                    FAIF's Board since
                                    September 1997; Director
                                    of FAIF since August 1987

James M. Wade,          Director    Term expiring earlier of   Owner and President, Jim    First American Funds   None
800 Nicollet Mall,                  death, resignation,        Wade Homes, a               Complex: twelve
Minneapolis,                        removal,                   homebuilding company,       registered investment
MN 55402 (1943)                     disqualification, or       since 1999                  companies, including
                                    successor duly elected                                 sixty one portfolios
                                    and qualified. Director
                                    of FAIF since August 2001

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Officers

                            POSITION(S)         TERM OF OFFICE
NAME, ADDRESS, AND             HELD              AND LENGTH OF
YEAR OF BIRTH                WITH FUND            TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,  President       Re-elected by the Board      Chief Executive Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                        annually; President of FAIF  Management, Inc. since May 2001; Chief Executive
Management, Inc.,                         since February 2001          Officer of First American Asset Management from
800 Nicollet Mall,                                                     December 2000 through May 2001 and of Firstar
Minneapolis, MN                                                        Investment & Research Management Company from February
55402 (1962)*                                                          2001 through May 2001; Senior Managing Director and
                                                                       Head of Equity Research of U.S. Bancorp Piper Jaffray
                                                                       from October 1998 through December 2000; prior to
                                                                       October 1998, Senior Airline Equity Analyst and a Director
                                                                       in the Equity Research Departement, Credit Suisse First
                                                                       Boston

Mark S. Jordahl,          Vice            Re-elected by the Board      Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset        President -     annually; Vice President -   Management, Inc. since September 2001; President and
Management, Inc.          Investments     Investments of FAIF since    Chief Investment Officer, ING Investment Management -
800 Nicollet Mall,                        September 2001               Americas, September 2000 to June 2001; Senior Vice
Minneapolis, MN                                                        President and Chief Investment Officer, ReliaStar
55402 (1960)*                                                          Financial Corp., January 1998 to September 2000

Jeffery M. Wilson,        Vice            Re-elected by the Board      Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset        President -     annually; Vice President -   since May 2001; prior thereto, Senior Vice President of
Management, Inc.          Administration  Administration of FAIF       First American Asset Management
800 Nicollet Mall,                        since March 2000
Minneapolis, MN
55402 (1956)*

Robert H. Nelson,         Treasurer       Re-elected by the Board      Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset                        annually; Treasurer of FAIF  since May 2001; prior thereto, Senior Vice President of
Management, Inc.                          since March 2000             First American Asset Management since 1998 and of
800 Nicollet Mall,                                                     Firstar Investment & Research Management Company since
Minneapolis, MN                                                        February 2001; Senior Vice President of Piper Capital
55402 (1963)*                                                          Management Inc. through 1998

James D. Alt,             Secretary       Re-elected by the Board      Partner, Dorsey & Whitney LLP, a Minneapolis-based law
50 South Sixth Street,                    annually; Assistant          firm
Suite 1500,                               Secretary of FAIF from
Minneapolis, MN                           September 1998 through June
55402 (1951)                              2002. Secretary of FAIF
                                          since June 2002

Michael J. Radmer,        Assistant       Re-elected by the Board      Partner, Dorsey & Whitney LLP, a Minneapolis-based law
50 South Sixth Street,    Secretary       annually; Assistant          firm
Suite 1500,                               Secretary of FAIF since
Minneapolis, MN                           March 2000; Secretary of
55402 (1945)                              FAIF from September 1999
                                          through March 2000

Kathleen L. Prudhomme,    Assistant       Re-elected by the Board      Partner, Dorsey & Whitney LLP, a Minneapolis-based law
50 South Sixth Street,    Secretary       annually; Assistant          firm
Suite 1500,                               Secretary of FAIF since
Minneapolis, MN                           September 1998
55402 (1953)

James R. Arnold,          Assistant       Re-elected by the Board      Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan Street,   Secretary       annually; Assistant          March 2002; Senior Administration Services Manager, UMB
Milwaukee, WI 53202                       Secretary of FAIF since      Fund Services, Inc. through March 2002
(1957)*                                   June 2003

Richard J. Ertel,         Assistant       Re-elected by the Board      Disclosure Counsel, U.S. Bancorp Asset Management, Inc.
U.S. Bancorp Asset        Secretary       annually; Assistant          since May 2003; Associate Counsel, Hartford Life and
Management, Inc.                          Secretary of FAIF since      Accident Insurance Company from April 2001 through May
800 Nicollet Mall,                        June 2003                    2003; Attorney and Law Clerk, Fortis Financial Group,
Minneapolis,                                                           through March 2001
MN 55402 (1967)*

Douglas G. Hess,          Assistant       Re-elected by the Board      Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan Street,   Secretary       annually; Assistant          November 2002; prior thereto, Assistant Vice President,
Milwaukee, WI 53202                       Secretary of FAIF since      Fund Compliance Administrator, U.S. Bancorp Fund
(1967)*                                   September 2001               Services, LLC

* Messrs. Schreier, Jordahl, Wilson, Nelson, and Ertel are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and co-administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FAIF.

BOARD OF DIRECTORS First American Investment Funds, Inc.

Virginia Stringer
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Investment Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret
Director of First American Investment Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson
Director of First American Investment Funds, Inc.
Vice President, Cargo-United Airlines

Victoria Herget
Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Investment Funds, Inc.
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

FIRST AMERICAN INVESTMENT FUNDS' BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each Fund's portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended September 30, 2003. The portfolio managers' views are subject to change at any time based upon market or other conditions.

Please refer to the prospectus, which contains more complete information on First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
                                                                   Bulk Rate
                                                                 U.S. Postage
                                                                     Paid
                                                                   Mpls, MN
                                                                Permit No. 26388

                                                                USPS Master 881
                                                                 Approved Poly
0212-03     11/2003     AR-TAXFREEINCOME

ITEM 2--CODE OF ETHICS

RESPONSE: The registrant has adopted a code of ethics (designated as the "Code of Ethical Conduct") that applies to its principal executive officer and principal financial officer. The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT

RESPONSE: The registrant's Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant's Audit Committee, are each an "audit committee financial expert" and are "independent," as these terms are defined in this Item. This designation will not increase the designees' duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES

RESPONSE: Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable to the registrant.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

RESPONSE: Not applicable to the registrant.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Code of Ethical Conduct

RESPONSE: Attached hereto.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By /s/ Thomas S. Schreier, Jr.
   ---------------------------
   Thomas S. Schreier, Jr.
   President

Date: December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas S. Schreier, Jr.
   ---------------------------
   Thomas S. Schreier, Jr.
   President

Date: December 8, 2003

By /s/ Jonathan P. Lillemoen
   -------------------------
   Jonathan P. Lillemoen
   Director, USBAM Fund Treasury

Date: December 8, 2003